UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03010

Fidelity Advisor Series VII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class Z : FIKIX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.60%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	22.16%	14.19%	11.41%
MSCI U.S. IMI Utilities 25-50 Index	20.74%	10.42%	10.15%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.9
Multi-Utilities	17.0
Independent Power and Renewable Electricity Producers	9.7
Oil, Gas & Consumable Fuels	2.2
Electrical Equipment	1.8
Construction & Engineering	1.6
Gas Utilities	1.6
Semiconductors & Semiconductor Equipment	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Canada - 2.7

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	11.7
Constellation Energy Corp	9.3
Duke Energy Corp	8.0
Vistra Corp	7.5
Sempra	6.2
Exelon Corp	5.4
Entergy Corp	4.9
NRG Energy Inc	4.0
Ameren Corp	3.9
Xcel Energy Inc	3.9
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913410.101    3298-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class M : FAUFX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.23%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	17.16%	12.64%	10.41%
Class M (without 3.50% sales charge)	21.41%	13.44%	10.80%
MSCI U.S. IMI Utilities 25-50 Index	20.74%	10.42%	10.46%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.9
Multi-Utilities	17.0
Independent Power and Renewable Electricity Producers	9.7
Oil, Gas & Consumable Fuels	2.2
Electrical Equipment	1.8
Construction & Engineering	1.6
Gas Utilities	1.6
Semiconductors & Semiconductor Equipment	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Canada - 2.7

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	11.7
Constellation Energy Corp	9.3
Duke Energy Corp	8.0
Vistra Corp	7.5
Sempra	6.2
Exelon Corp	5.4
Entergy Corp	4.9
NRG Energy Inc	4.0
Ameren Corp	3.9
Xcel Energy Inc	3.9
64.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913408.101    196-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class I : FUGIX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.72%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	22.02%	14.05%	11.41%
MSCI U.S. IMI Utilities 25-50 Index	20.74%	10.42%	10.46%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.9
Multi-Utilities	17.0
Independent Power and Renewable Electricity Producers	9.7
Oil, Gas & Consumable Fuels	2.2
Electrical Equipment	1.8
Construction & Engineering	1.6
Gas Utilities	1.6
Semiconductors & Semiconductor Equipment	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Canada - 2.7

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	11.7
Constellation Energy Corp	9.3
Duke Energy Corp	8.0
Vistra Corp	7.5
Sempra	6.2
Exelon Corp	5.4
Entergy Corp	4.9
NRG Energy Inc	4.0
Ameren Corp	3.9
Xcel Energy Inc	3.9
64.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913409.101    206-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class C : FUGCX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.73%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	19.78%	12.89%	10.44%
Class C	20.78%	12.89%	10.44%
MSCI U.S. IMI Utilities 25-50 Index	20.74%	10.42%	10.46%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.9
Multi-Utilities	17.0
Independent Power and Renewable Electricity Producers	9.7
Oil, Gas & Consumable Fuels	2.2
Electrical Equipment	1.8
Construction & Engineering	1.6
Gas Utilities	1.6
Semiconductors & Semiconductor Equipment	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Canada - 2.7

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	11.7
Constellation Energy Corp	9.3
Duke Energy Corp	8.0
Vistra Corp	7.5
Sempra	6.2
Exelon Corp	5.4
Entergy Corp	4.9
NRG Energy Inc	4.0
Ameren Corp	3.9
Xcel Energy Inc	3.9
64.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913411.101    477-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Utilities Fund Fidelity Advisor® Utilities Fund Class A : FUGAX

This annual shareholder report contains information about Fidelity Advisor® Utilities Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 109	0.98%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, especially an overweight in independent power producers & energy traders. Security selection in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result was an underweight in water utilities.
•The top individual relative contributor was an overweight in Vistra (+162%). The company was among our largest holdings. A non-index stake in GE Vernova gained roughly 96% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Entergy (+60%). The stock was one of our biggest holdings.
•In contrast, the primary detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Also hurting our result was security selection in electric utilities and electrical components & equipment.
•The largest individual relative detractor was our stake in AES (-32%). The second-largest relative detractor was an overweight in PG&E (-22%). The company was among the fund's biggest holdings this period. Another notable relative detractor was untimely positioning in NRG Energy (+55%). The stock was among the fund's biggest holdings at period end.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders industry and a lower allocation to multi-utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	14.72%	12.41%	10.46%
Class A (without 5.75% sales charge)	21.72%	13.75%	11.11%
MSCI U.S. IMI Utilities 25-50 Index	20.74%	10.42%	10.46%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,352,161,801
Number of Holdings	32
Total Advisory Fee	$7,639,454
Portfolio Turnover	119%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	64.9
Multi-Utilities	17.0
Independent Power and Renewable Electricity Producers	9.7
Oil, Gas & Consumable Fuels	2.2
Electrical Equipment	1.8
Construction & Engineering	1.6
Gas Utilities	1.6
Semiconductors & Semiconductor Equipment	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.3
Canada - 2.7

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	11.7
Constellation Energy Corp	9.3
Duke Energy Corp	8.0
Vistra Corp	7.5
Sempra	6.2
Exelon Corp	5.4
Entergy Corp	4.9
NRG Energy Inc	4.0
Ameren Corp	3.9
Xcel Energy Inc	3.9
64.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913407.101    186-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class Z : FIKHX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.55%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	24.52%	20.37%	21.97%
MSCI U.S. IMI Information Technology 25-50 Index	22.28%	19.47%	20.72%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	44.3
Software	25.2
Technology Hardware, Storage & Peripherals	12.2
IT Services	5.6
Communications Equipment	4.0
Ground Transportation	2.1
Electronic Equipment, Instruments & Components	1.1
Broadline Retail	1.0
Entertainment	0.8
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Preferred Stocks - 1.9
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Netherlands - 4.1
Taiwan - 2.3
Canada - 1.7
India - 0.2
United Kingdom - 0.0
China - 0.0
Korea (South) - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.7
Microsoft Corp	12.8
Apple Inc	9.3
Cisco Systems Inc	4.0
Marvell Technology Inc	3.6
NXP Semiconductors NV	3.5
ON Semiconductor Corp	3.0
Servicenow Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd	2.3
Broadcom Inc	2.1
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913415.101    3297-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class M : FATEX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.17%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	19.43%	18.78%	21.57%
Class M (without 3.50% sales charge)	23.77%	19.63%	22.00%
MSCI U.S. IMI Information Technology 25-50 Index	22.28%	19.47%	21.37%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	44.3
Software	25.2
Technology Hardware, Storage & Peripherals	12.2
IT Services	5.6
Communications Equipment	4.0
Ground Transportation	2.1
Electronic Equipment, Instruments & Components	1.1
Broadline Retail	1.0
Entertainment	0.8
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Preferred Stocks - 1.9
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Netherlands - 4.1
Taiwan - 2.3
Canada - 1.7
India - 0.2
United Kingdom - 0.0
China - 0.0
Korea (South) - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.7
Microsoft Corp	12.8
Apple Inc	9.3
Cisco Systems Inc	4.0
Marvell Technology Inc	3.6
NXP Semiconductors NV	3.5
ON Semiconductor Corp	3.0
Servicenow Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd	2.3
Broadcom Inc	2.1
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913413.101    192-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class I : FATIX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.67%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	24.38%	20.23%	22.64%
MSCI U.S. IMI Information Technology 25-50 Index	22.28%	19.47%	21.37%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	44.3
Software	25.2
Technology Hardware, Storage & Peripherals	12.2
IT Services	5.6
Communications Equipment	4.0
Ground Transportation	2.1
Electronic Equipment, Instruments & Components	1.1
Broadline Retail	1.0
Entertainment	0.8
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Preferred Stocks - 1.9
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Netherlands - 4.1
Taiwan - 2.3
Canada - 1.7
India - 0.2
United Kingdom - 0.0
China - 0.0
Korea (South) - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.7
Microsoft Corp	12.8
Apple Inc	9.3
Cisco Systems Inc	4.0
Marvell Technology Inc	3.6
NXP Semiconductors NV	3.5
ON Semiconductor Corp	3.0
Servicenow Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd	2.3
Broadcom Inc	2.1
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913414.101    202-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class C : FTHCX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.67%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	22.14%	19.01%	21.57%
Class C	23.14%	19.01%	21.57%
MSCI U.S. IMI Information Technology 25-50 Index	22.28%	19.47%	21.37%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	44.3
Software	25.2
Technology Hardware, Storage & Peripherals	12.2
IT Services	5.6
Communications Equipment	4.0
Ground Transportation	2.1
Electronic Equipment, Instruments & Components	1.1
Broadline Retail	1.0
Entertainment	0.8
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Preferred Stocks - 1.9
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Netherlands - 4.1
Taiwan - 2.3
Canada - 1.7
India - 0.2
United Kingdom - 0.0
China - 0.0
Korea (South) - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.7
Microsoft Corp	12.8
Apple Inc	9.3
Cisco Systems Inc	4.0
Marvell Technology Inc	3.6
NXP Semiconductors NV	3.5
ON Semiconductor Corp	3.0
Servicenow Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd	2.3
Broadcom Inc	2.1
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913416.101    476-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Technology Fund Fidelity Advisor® Technology Fund Class A : FADTX

This annual shareholder report contains information about Fidelity Advisor® Technology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	0.92%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the fiscal year, especially an overweight in semiconductors. Stock picks in technology hardware, storage & peripherals also boosted relative performance. Also contributing to our result were stock selection and an overweight in internet services & infrastructure.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's biggest holding. Not owning Adobe, an index component that returned -35%, was a second notable relative contributor. A non-index stake in Shopify gained 94% and notably helped.
•In contrast, the biggest detractor from performance versus the industry index was security selection in semiconductors. An underweight in application software also hampered the fund's result. Also detracting from our result were stock picking and an underweight in systems software.
•The largest individual relative detractor was an overweight in ON Semiconductor (-28%). The company was among the fund's biggest holdings. A second notable relative detractor was an underweight in Broadcom (+85%). This was an investment we established this period. The stock was one of our largest holdings at period end. An overweight in NXP Semiconductors (-18%) also detracted. The company was one of the fund's biggest holdings.
•Notable changes in positioning include increased exposure to the communications equipment industry and a lower allocation to technology hardware, storage & peripherals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	16.93%	18.50%	21.58%
Class A (without 5.75% sales charge)	24.06%	19.92%	22.30%
MSCI U.S. IMI Information Technology 25-50 Index	22.28%	19.47%	21.37%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,999,966,088
Number of Holdings	100
Total Advisory Fee	$44,120,239
Portfolio Turnover	50%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	44.3
Software	25.2
Technology Hardware, Storage & Peripherals	12.2
IT Services	5.6
Communications Equipment	4.0
Ground Transportation	2.1
Electronic Equipment, Instruments & Components	1.1
Broadline Retail	1.0
Entertainment	0.8
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Preferred Stocks - 1.9
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
Netherlands - 4.1
Taiwan - 2.3
Canada - 1.7
India - 0.2
United Kingdom - 0.0
China - 0.0
Korea (South) - 0.0
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.7
Microsoft Corp	12.8
Apple Inc	9.3
Cisco Systems Inc	4.0
Marvell Technology Inc	3.6
NXP Semiconductors NV	3.5
ON Semiconductor Corp	3.0
Servicenow Inc	2.3
Taiwan Semiconductor Manufacturing Co Ltd	2.3
Broadcom Inc	2.1
67.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913412.101    187-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class Z : FIKGX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.57%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	23.14%	32.58%	30.05%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	17.02%	31.38%	29.34%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	88.6
Technology Hardware, Storage & Peripherals	2.9
Electrical Equipment	0.1
Software	0.1
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.3
Preferred Stocks - 0.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.2
Taiwan - 7.1
Netherlands - 6.4
Israel - 2.4
Japan - 1.9
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.9
Broadcom Inc	12.0
NXP Semiconductors NV	6.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.2
Marvell Technology Inc	4.9
Lam Research Corp	4.9
Monolithic Power Systems Inc	4.8
ON Semiconductor Corp	4.8
Micron Technology Inc	4.7
GlobalFoundries Inc	3.3
76.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913445.101    3296-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class M : FELTX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 132	1.19%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	18.10%	30.81%	27.00%
Class M (without 3.50% sales charge)	22.38%	31.74%	27.45%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	17.02%	31.38%	28.27%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	88.6
Technology Hardware, Storage & Peripherals	2.9
Electrical Equipment	0.1
Software	0.1
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.3
Preferred Stocks - 0.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.2
Taiwan - 7.1
Netherlands - 6.4
Israel - 2.4
Japan - 1.9
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.9
Broadcom Inc	12.0
NXP Semiconductors NV	6.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.2
Marvell Technology Inc	4.9
Lam Research Corp	4.9
Monolithic Power Systems Inc	4.8
ON Semiconductor Corp	4.8
Micron Technology Inc	4.7
GlobalFoundries Inc	3.3
76.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913444.101    139-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class I : FELIX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 76	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	23.00%	32.41%	28.18%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	17.02%	31.38%	28.27%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	88.6
Technology Hardware, Storage & Peripherals	2.9
Electrical Equipment	0.1
Software	0.1
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.3
Preferred Stocks - 0.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.2
Taiwan - 7.1
Netherlands - 6.4
Israel - 2.4
Japan - 1.9
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.9
Broadcom Inc	12.0
NXP Semiconductors NV	6.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.2
Marvell Technology Inc	4.9
Lam Research Corp	4.9
Monolithic Power Systems Inc	4.8
ON Semiconductor Corp	4.8
Micron Technology Inc	4.7
GlobalFoundries Inc	3.3
76.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913442.101    121-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class C : FELCX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	20.78%	31.07%	27.04%
Class C	21.78%	31.07%	27.04%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	17.02%	31.38%	28.27%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	88.6
Technology Hardware, Storage & Peripherals	2.9
Electrical Equipment	0.1
Software	0.1
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.3
Preferred Stocks - 0.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.2
Taiwan - 7.1
Netherlands - 6.4
Israel - 2.4
Japan - 1.9
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.9
Broadcom Inc	12.0
NXP Semiconductors NV	6.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.2
Marvell Technology Inc	4.9
Lam Research Corp	4.9
Monolithic Power Systems Inc	4.8
ON Semiconductor Corp	4.8
Micron Technology Inc	4.7
GlobalFoundries Inc	3.3
76.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913441.101    119-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Semiconductors Fund Fidelity Advisor® Semiconductors Fund Class A : FELAX

This annual shareholder report contains information about Fidelity Advisor® Semiconductors Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.94%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25/50 Index for the fiscal year, led by the core semiconductors group. Picks and an underweight in semiconductor materials & equipment also boosted relative performance. Also contributing to our result was modest out-of-benchmark exposure to technology hardware, storage & peripherals.
•The top individual relative contributor was an overweight in Astera Labs (+208%). A non-index stake in Taiwan Semiconductor Manufacturing gained 47% and was a second notable relative contributor. The stock was one of the fund's largest holdings. An underweight in Intel (-35%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the industry index was security selection in communications equipment. Additionally, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Broadcom (+85%). This period we meaningfully increased our position in Broadcom, and the stock was among the fund's biggest holdings at period end. A non-index stake in GlobalFoundries returned about -27% and was the second-largest relative detractor. The stock was among the fund's largest holdings. Another notable relative detractor was an overweight in ON Semiconductor (-29%). The stock was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to semiconductor materials & equipment.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	15.64%	30.52%	27.07%
Class A (without 5.75% sales charge)	22.69%	32.07%	27.82%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index	17.02%	31.38%	28.27%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,557,844,337
Number of Holdings	55
Total Advisory Fee	$18,962,310
Portfolio Turnover	65%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	88.6
Technology Hardware, Storage & Peripherals	2.9
Electrical Equipment	0.1
Software	0.1
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.1
Metals & Mining	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 91.3
Preferred Stocks - 0.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.2
Taiwan - 7.1
Netherlands - 6.4
Israel - 2.4
Japan - 1.9
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.9
Broadcom Inc	12.0
NXP Semiconductors NV	6.4
Taiwan Semiconductor Manufacturing Co Ltd ADR	6.2
Marvell Technology Inc	4.9
Lam Research Corp	4.9
Monolithic Power Systems Inc	4.8
ON Semiconductor Corp	4.8
Micron Technology Inc	4.7
GlobalFoundries Inc	3.3
76.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913443.101    138-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class Z : FIKJX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.63%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	2.44%	4.52%	3.83%
MSCI US IMI Real Estate 25/50 Linked Index	2.63%	5.87%	3.29%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Industrial REITs	15.6
Retail REITs	15.5
Residential REITs	13.8
Health Care REITs	11.2
Real Estate Management & Development	8.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	9.8
Prologis Inc	9.2
Equinix Inc	7.7
Welltower Inc	7.5
Kimco Realty Corp	4.5
Digital Realty Trust Inc	4.3
NNN REIT Inc	4.2
UDR Inc	4.1
Public Storage Operating Co	4.0
CBRE Group Inc Class A	4.0
59.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913450.101    3299-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class M : FHETX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 130	1.29%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-1.78%	3.11%	2.98%
Class M (without 3.50% sales charge)	1.79%	3.85%	3.35%
MSCI US IMI Real Estate 25/50 Linked Index	2.63%	5.87%	3.87%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Industrial REITs	15.6
Retail REITs	15.5
Residential REITs	13.8
Health Care REITs	11.2
Real Estate Management & Development	8.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	9.8
Prologis Inc	9.2
Equinix Inc	7.7
Welltower Inc	7.5
Kimco Realty Corp	4.5
Digital Realty Trust Inc	4.3
NNN REIT Inc	4.2
UDR Inc	4.1
Public Storage Operating Co	4.0
CBRE Group Inc Class A	4.0
59.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913448.101    1131-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class I : FHEIX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 79	0.78%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	2.32%	4.33%	3.85%
MSCI US IMI Real Estate 25/50 Linked Index	2.63%	5.87%	3.87%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Industrial REITs	15.6
Retail REITs	15.5
Residential REITs	13.8
Health Care REITs	11.2
Real Estate Management & Development	8.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	9.8
Prologis Inc	9.2
Equinix Inc	7.7
Welltower Inc	7.5
Kimco Realty Corp	4.5
Digital Realty Trust Inc	4.3
NNN REIT Inc	4.2
UDR Inc	4.1
Public Storage Operating Co	4.0
CBRE Group Inc Class A	4.0
59.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913449.101    1132-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class C : FHECX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.79%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	0.34%	3.28%	2.94%
Class C	1.27%	3.28%	2.94%
MSCI US IMI Real Estate 25/50 Linked Index	2.63%	5.87%	3.87%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Industrial REITs	15.6
Retail REITs	15.5
Residential REITs	13.8
Health Care REITs	11.2
Real Estate Management & Development	8.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	9.8
Prologis Inc	9.2
Equinix Inc	7.7
Welltower Inc	7.5
Kimco Realty Corp	4.5
Digital Realty Trust Inc	4.3
NNN REIT Inc	4.2
UDR Inc	4.1
Public Storage Operating Co	4.0
CBRE Group Inc Class A	4.0
59.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913447.101    1130-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Real Estate Fund Fidelity Advisor® Real Estate Fund Class A : FHEAX

This annual shareholder report contains information about Fidelity Advisor® Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	1.04%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an overweight among industrial REITs. Also hurting our result was stock selection in the retail and telecom tower groups.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), followed by a stake in Welltower (+51%), the latter being one of our biggest holdings. An overweight in Public Storage (-5%), a position we established this period and one of our biggest holdings, also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Picks and an overweight in real estate services also boosted relative performance. Also bolstering our relative result were investment choices among multi-family residential REITs.
•The top individual relative contributor was an overweight in Ventas (+27%). Though we decreased our position in the stock this period it was among the fund's largest holdings. Outsized exposure to CBRE (+39%) also helped. We decreased our position in the stock the past 12 months, though it finished the period among our biggest holdings. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, was another plus.
•Notable changes in positioning include increased exposure to the retail industry and a lower allocation to self-storage stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-3.81%	2.84%	2.97%
Class A (without 5.75% sales charge)	2.06%	4.07%	3.58%
MSCI US IMI Real Estate 25/50 Linked Index	2.63%	5.87%	3.87%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$184,465,945
Number of Holdings	45
Total Advisory Fee	$1,452,559
Portfolio Turnover	72%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Industrial REITs	15.6
Retail REITs	15.5
Residential REITs	13.8
Health Care REITs	11.2
Real Estate Management & Development	8.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	9.8
Prologis Inc	9.2
Equinix Inc	7.7
Welltower Inc	7.5
Kimco Realty Corp	4.5
Digital Realty Trust Inc	4.3
NNN REIT Inc	4.2
UDR Inc	4.1
Public Storage Operating Co	4.0
CBRE Group Inc Class A	4.0
59.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913446.101    1128-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class Z : FIKEX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.59%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	26.20%	19.23%	12.35%
MSCI U.S. IMI Industrials 25-50 Index	18.40%	18.10%	12.03%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	27.9
Machinery	20.2
Electrical Equipment	15.9
Ground Transportation	8.1
Building Products	7.9
Trading Companies & Distributors	5.7
Commercial Services & Supplies	4.6
Construction & Engineering	3.4
Professional Services	2.3
Others	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.0
GE Vernova Inc	7.6
Howmet Aerospace Inc	5.7
Boeing Co	4.8
Trane Technologies PLC	4.3
Eaton Corp PLC	4.1
Parker-Hannifin Corp	4.1
TransDigm Group Inc	3.3
Deere & Co	3.1
Ingersoll Rand Inc	3.1
48.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913401.101    3295-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class M : FCLTX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 138	1.23%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	21.01%	17.62%	11.26%
Class M (without 3.50% sales charge)	25.40%	18.46%	11.65%
MSCI U.S. IMI Industrials 25-50 Index	18.40%	18.10%	12.71%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	27.9
Machinery	20.2
Electrical Equipment	15.9
Ground Transportation	8.1
Building Products	7.9
Trading Companies & Distributors	5.7
Commercial Services & Supplies	4.6
Construction & Engineering	3.4
Professional Services	2.3
Others	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.0
GE Vernova Inc	7.6
Howmet Aerospace Inc	5.7
Boeing Co	4.8
Trane Technologies PLC	4.3
Eaton Corp PLC	4.1
Parker-Hannifin Corp	4.1
TransDigm Group Inc	3.3
Deere & Co	3.1
Ingersoll Rand Inc	3.1
48.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913398.101    194-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class I : FCLIX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.71%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	26.05%	19.08%	12.25%
MSCI U.S. IMI Industrials 25-50 Index	18.40%	18.10%	12.71%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	27.9
Machinery	20.2
Electrical Equipment	15.9
Ground Transportation	8.1
Building Products	7.9
Trading Companies & Distributors	5.7
Commercial Services & Supplies	4.6
Construction & Engineering	3.4
Professional Services	2.3
Others	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.0
GE Vernova Inc	7.6
Howmet Aerospace Inc	5.7
Boeing Co	4.8
Trane Technologies PLC	4.3
Eaton Corp PLC	4.1
Parker-Hannifin Corp	4.1
TransDigm Group Inc	3.3
Deere & Co	3.1
Ingersoll Rand Inc	3.1
48.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913399.101    204-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class C : FCLCX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.74%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	23.73%	17.86%	11.27%
Class C	24.73%	17.86%	11.27%
MSCI U.S. IMI Industrials 25-50 Index	18.40%	18.10%	12.71%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	27.9
Machinery	20.2
Electrical Equipment	15.9
Ground Transportation	8.1
Building Products	7.9
Trading Companies & Distributors	5.7
Commercial Services & Supplies	4.6
Construction & Engineering	3.4
Professional Services	2.3
Others	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.0
GE Vernova Inc	7.6
Howmet Aerospace Inc	5.7
Boeing Co	4.8
Trane Technologies PLC	4.3
Eaton Corp PLC	4.1
Parker-Hannifin Corp	4.1
TransDigm Group Inc	3.3
Deere & Co	3.1
Ingersoll Rand Inc	3.1
48.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913400.101    283-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Industrials Fund Fidelity Advisor® Industrials Fund Class A : FCLAX

This annual shareholder report contains information about Fidelity Advisor® Industrials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 110	0.98%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the fiscal year, led by an overweight in heavy electrical equipment. Stock picks and an overweight in aerospace & defense also boosted the fund's relative performance. Also contributing to our result was an underweight in air freight & logistics.
•The top individual relative contributor was an overweight in GE Vernova (+271%). The company was the fund's largest holding at period end. The second-largest relative contributor was an overweight in Howmet Aerospace (+85%). The stock was among our biggest holdings. An overweight in GE Aerospace (+60%) also helped. The company was the fund's largest holding this period, on an average basis.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in cargo ground transportation. An overweight in industrial machinery & supplies & components also hampered the fund's result. Also hurting our result was security selection in construction materials.
•The biggest individual relative detractor was an overweight in Ingersoll Rand (-16%). The company was one of our biggest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-21%). Another notable relative detractor was an overweight in KBR (-29%).
•Notable changes in positioning include increased exposure to the heavy electrical equipment industry and a lower allocation to rail transportation.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	18.47%	17.36%	11.28%
Class A (without 5.75% sales charge)	25.70%	18.76%	11.94%
MSCI U.S. IMI Industrials 25-50 Index	18.40%	18.10%	12.71%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$806,882,131
Number of Holdings	52
Total Advisory Fee	$4,441,200
Portfolio Turnover	29%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	27.9
Machinery	20.2
Electrical Equipment	15.9
Ground Transportation	8.1
Building Products	7.9
Trading Companies & Distributors	5.7
Commercial Services & Supplies	4.6
Construction & Engineering	3.4
Professional Services	2.3
Others	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.0
GE Vernova Inc	7.6
Howmet Aerospace Inc	5.7
Boeing Co	4.8
Trane Technologies PLC	4.3
Eaton Corp PLC	4.1
Parker-Hannifin Corp	4.1
TransDigm Group Inc	3.3
Deere & Co	3.1
Ingersoll Rand Inc	3.1
48.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913397.101    184-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class Z : FIKCX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 54	0.56%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	-6.07%	2.33%	4.63%
MSCI U.S. IMI Health Care 25-50 Index	-10.70%	5.09%	5.98%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.7
Health Care Equipment & Supplies	28.3
Health Care Providers & Services	10.1
Life Sciences Tools & Services	9.7
Pharmaceuticals	9.6
Health Care Technology	4.2
Financial Services	0.2
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.8
Preferred Securities - 0.5
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Netherlands - 4.9
Denmark - 2.3
Belgium - 2.0
Canada - 1.0
Germany - 0.8
China - 0.6
United Kingdom - 0.4
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	8.1
Danaher Corp	5.9
Eli Lilly & Co	5.2
Penumbra Inc	4.9
Alnylam Pharmaceuticals Inc	3.9
Masimo Corp	3.8
Argenx SE ADR	3.3
Insulet Corp	3.0
Stryker Corp	2.9
UnitedHealth Group Inc	2.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913391.101    3294-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class M : FACTX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 114	1.18%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-9.91%	0.97%	4.61%
Class M (without 3.50% sales charge)	-6.64%	1.69%	4.98%
MSCI U.S. IMI Health Care 25-50 Index	-10.70%	5.09%	6.97%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.7
Health Care Equipment & Supplies	28.3
Health Care Providers & Services	10.1
Life Sciences Tools & Services	9.7
Pharmaceuticals	9.6
Health Care Technology	4.2
Financial Services	0.2
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.8
Preferred Securities - 0.5
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Netherlands - 4.9
Denmark - 2.3
Belgium - 2.0
Canada - 1.0
Germany - 0.8
China - 0.6
United Kingdom - 0.4
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	8.1
Danaher Corp	5.9
Eli Lilly & Co	5.2
Penumbra Inc	4.9
Alnylam Pharmaceuticals Inc	3.9
Masimo Corp	3.8
Argenx SE ADR	3.3
Insulet Corp	3.0
Stryker Corp	2.9
UnitedHealth Group Inc	2.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913388.101    191-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class I : FHCIX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 66	0.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	-6.17%	2.21%	5.52%
MSCI U.S. IMI Health Care 25-50 Index	-10.70%	5.09%	6.97%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.7
Health Care Equipment & Supplies	28.3
Health Care Providers & Services	10.1
Life Sciences Tools & Services	9.7
Pharmaceuticals	9.6
Health Care Technology	4.2
Financial Services	0.2
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.8
Preferred Securities - 0.5
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Netherlands - 4.9
Denmark - 2.3
Belgium - 2.0
Canada - 1.0
Germany - 0.8
China - 0.6
United Kingdom - 0.4
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	8.1
Danaher Corp	5.9
Eli Lilly & Co	5.2
Penumbra Inc	4.9
Alnylam Pharmaceuticals Inc	3.9
Masimo Corp	3.8
Argenx SE ADR	3.3
Insulet Corp	3.0
Stryker Corp	2.9
UnitedHealth Group Inc	2.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913389.101    271-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class C : FHCCX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.68%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-7.89%	1.18%	4.62%
Class C	-7.10%	1.18%	4.62%
MSCI U.S. IMI Health Care 25-50 Index	-10.70%	5.09%	6.97%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.7
Health Care Equipment & Supplies	28.3
Health Care Providers & Services	10.1
Life Sciences Tools & Services	9.7
Pharmaceuticals	9.6
Health Care Technology	4.2
Financial Services	0.2
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.8
Preferred Securities - 0.5
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Netherlands - 4.9
Denmark - 2.3
Belgium - 2.0
Canada - 1.0
Germany - 0.8
China - 0.6
United Kingdom - 0.4
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	8.1
Danaher Corp	5.9
Eli Lilly & Co	5.2
Penumbra Inc	4.9
Alnylam Pharmaceuticals Inc	3.9
Masimo Corp	3.8
Argenx SE ADR	3.3
Insulet Corp	3.0
Stryker Corp	2.9
UnitedHealth Group Inc	2.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913390.101    285-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Health Care Fund Fidelity Advisor® Health Care Fund Class A : FACDX

This annual shareholder report contains information about Fidelity Advisor® Health Care Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.93%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection and market selection were the primary contributors to the fund's performance versus the MSCI US IMI Health Care 25/50 Index for the fiscal year, led by health care equipment. Picks and an overweight in biotechnology also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in health care technology.
•The top individual relative contributor was an overweight in Boston Scientific (+43%). This period we decreased our stake in Boston Scientific. The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Penumbra (+51%). The stock was among the fund's largest holdings. An overweight in Insulet (+48%) also helped. The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was security selection in life sciences tools & services. An underweight in health care distributors also hampered the fund's result. Also hurting our result were stock picking and an overweight in managed health care.
•The biggest individual relative detractor was our stake in UnitedHealth Group (-56%). The company was one of the fund's biggest holdings. A second notable relative detractor this period was avoiding Johnson & Johnson, an index component that gained 8%. Another notable relative detractor this period was avoiding Abbott Laboratories, an index component that gained about 21%.
•Notable changes in positioning include increased exposure to the health care technology industry and a lower allocation to managed health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-11.78%	0.75%	4.63%
Class A (without 5.75% sales charge)	-6.40%	1.95%	5.25%
MSCI U.S. IMI Health Care 25-50 Index	-10.70%	5.09%	6.97%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,222,572,788
Number of Holdings	126
Total Advisory Fee	$26,404,412
Portfolio Turnover	52%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	37.7
Health Care Equipment & Supplies	28.3
Health Care Providers & Services	10.1
Life Sciences Tools & Services	9.7
Pharmaceuticals	9.6
Health Care Technology	4.2
Financial Services	0.2
Chemicals	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.8
Preferred Securities - 0.5
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Netherlands - 4.9
Denmark - 2.3
Belgium - 2.0
Canada - 1.0
Germany - 0.8
China - 0.6
United Kingdom - 0.4
Israel - 0.2

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	8.1
Danaher Corp	5.9
Eli Lilly & Co	5.2
Penumbra Inc	4.9
Alnylam Pharmaceuticals Inc	3.9
Masimo Corp	3.8
Argenx SE ADR	3.3
Insulet Corp	3.0
Stryker Corp	2.9
UnitedHealth Group Inc	2.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913387.101    177-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class Z : FIKBX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.59%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	20.89%	21.11%	13.14%
MSCI U.S. IMI Financials 5% Capped Linked Index	20.22%	19.42%	11.87%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.5
Capital Markets	24.7
Insurance	17.9
Financial Services	17.7
Consumer Finance	5.9
Professional Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
United Kingdom - 2.5
Puerto Rico - 1.2
Australia - 1.0
France - 0.9
Grand Cayman (UK Overseas Ter) - 0.9
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.5
Bank of America Corp	5.5
Citigroup Inc	3.6
Charles Schwab Corp/The	3.6
Reinsurance Group of America Inc	3.5
State Street Corp	2.6
Chubb Ltd	2.6
Morgan Stanley	2.4
Capital One Financial Corp	2.2
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913396.101    3293-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class M : FAFSX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 137	1.24%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	15.90%	19.47%	10.76%
Class M (without 3.50% sales charge)	20.10%	20.32%	11.15%
MSCI U.S. IMI Financials 5% Capped Linked Index	20.22%	19.42%	11.92%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.5
Capital Markets	24.7
Insurance	17.9
Financial Services	17.7
Consumer Finance	5.9
Professional Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
United Kingdom - 2.5
Puerto Rico - 1.2
Australia - 1.0
France - 0.9
Grand Cayman (UK Overseas Ter) - 0.9
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.5
Bank of America Corp	5.5
Citigroup Inc	3.6
Charles Schwab Corp/The	3.6
Reinsurance Group of America Inc	3.5
State Street Corp	2.6
Chubb Ltd	2.6
Morgan Stanley	2.4
Capital One Financial Corp	2.2
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913393.101    193-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class I : FFSIX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.72%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	20.75%	20.95%	11.75%
MSCI U.S. IMI Financials 5% Capped Linked Index	20.22%	19.42%	11.92%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.5
Capital Markets	24.7
Insurance	17.9
Financial Services	17.7
Consumer Finance	5.9
Professional Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
United Kingdom - 2.5
Puerto Rico - 1.2
Australia - 1.0
France - 0.9
Grand Cayman (UK Overseas Ter) - 0.9
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.5
Bank of America Corp	5.5
Citigroup Inc	3.6
Charles Schwab Corp/The	3.6
Reinsurance Group of America Inc	3.5
State Street Corp	2.6
Chubb Ltd	2.6
Morgan Stanley	2.4
Capital One Financial Corp	2.2
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913394.101    273-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class C : FAFCX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.75%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	18.53%	19.72%	10.77%
Class C	19.53%	19.72%	10.77%
MSCI U.S. IMI Financials 5% Capped Linked Index	20.22%	19.42%	11.92%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.5
Capital Markets	24.7
Insurance	17.9
Financial Services	17.7
Consumer Finance	5.9
Professional Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
United Kingdom - 2.5
Puerto Rico - 1.2
Australia - 1.0
France - 0.9
Grand Cayman (UK Overseas Ter) - 0.9
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.5
Bank of America Corp	5.5
Citigroup Inc	3.6
Charles Schwab Corp/The	3.6
Reinsurance Group of America Inc	3.5
State Street Corp	2.6
Chubb Ltd	2.6
Morgan Stanley	2.4
Capital One Financial Corp	2.2
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913395.101    284-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Financials Fund Fidelity Advisor® Financials Fund Class A : FAFDX

This annual shareholder report contains information about Fidelity Advisor® Financials Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 110	1.00%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, both security selection and market selection contributed to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the fiscal year, led by consumer finance stocks. Picks among regional banks boosted relative performance as well, as did an underweight in the life & health insurance industry.
•The top individual relative contributor was an overweight in LPL Financial (+80%), where we decreased our investment this period. Outsized exposure to Wells Fargo (+39%), one of the fund's biggest holdings, helped as well, along with avoiding Berkshire Hathaway, an index component that gained approximately 8%.
•In contrast, the primary detractor from performance versus the sector index was stock selection in the transaction & payment processing services category. Picks and an overweight in reinsurance also hampered the fund's result, in addition to an overweight in regional banks.
•The largest individual relative detractor was an overweight in Reinsurance Group of America (-13%), where we increased our investment this period. The company was one of the fund's largest holdings. Not owning JPMorgan Chase, an index component that gained about 42%, also hurt. Another notable relative detractor this period was avoiding Goldman Sachs Group, an index component that gained 45%.
•Notable changes in positioning include increased exposure to the consumer finance and financial exchanges & data industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	13.49%	19.20%	10.78%
Class A (without 5.75% sales charge)	20.42%	20.62%	11.44%
MSCI U.S. IMI Financials 5% Capped Linked Index	20.22%	19.42%	11.92%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$683,721,199
Number of Holdings	67
Total Advisory Fee	$4,252,428
Portfolio Turnover	49%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Banks	32.5
Capital Markets	24.7
Insurance	17.9
Financial Services	17.7
Consumer Finance	5.9
Professional Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.0
United Kingdom - 2.5
Puerto Rico - 1.2
Australia - 1.0
France - 0.9
Grand Cayman (UK Overseas Ter) - 0.9
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.1
Wells Fargo & Co	6.5
Bank of America Corp	5.5
Citigroup Inc	3.6
Charles Schwab Corp/The	3.6
Reinsurance Group of America Inc	3.5
State Street Corp	2.6
Chubb Ltd	2.6
Morgan Stanley	2.4
Capital One Financial Corp	2.2
42.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913392.101    183-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class Z : FIKAX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 57	0.58%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	-4.90%	25.71%	5.52%
MSCI U.S. IMI Energy 25-50 Index	-3.19%	25.27%	6.05%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	84.6
Energy Equipment & Services	10.8
Independent Power and Renewable Electricity Producers	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
Canada - 9.4
United Kingdom - 3.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	9.3
Cheniere Energy Inc	5.0
Energy Transfer LP	4.9
Marathon Petroleum Corp	4.9
Canadian Natural Resources Ltd	4.4
Vistra Corp	4.4
Cenovus Energy Inc	4.3
Valero Energy Corp	3.7
Schlumberger NV	3.1
68.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913419.101    3292-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class M : FAGNX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.23%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-8.81%	23.97%	4.98%
Class M (without 3.50% sales charge)	-5.50%	24.85%	5.36%
MSCI U.S. IMI Energy 25-50 Index	-3.19%	25.27%	6.19%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	84.6
Energy Equipment & Services	10.8
Independent Power and Renewable Electricity Producers	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
Canada - 9.4
United Kingdom - 3.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	9.3
Cheniere Energy Inc	5.0
Energy Transfer LP	4.9
Marathon Petroleum Corp	4.9
Canadian Natural Resources Ltd	4.4
Vistra Corp	4.4
Cenovus Energy Inc	4.3
Valero Energy Corp	3.7
Schlumberger NV	3.1
68.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913417.101    226-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class I : FANIX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 70	0.71%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	-5.01%	25.54%	5.94%
MSCI U.S. IMI Energy 25-50 Index	-3.19%	25.27%	6.19%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	84.6
Energy Equipment & Services	10.8
Independent Power and Renewable Electricity Producers	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
Canada - 9.4
United Kingdom - 3.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	9.3
Cheniere Energy Inc	5.0
Energy Transfer LP	4.9
Marathon Petroleum Corp	4.9
Canadian Natural Resources Ltd	4.4
Vistra Corp	4.4
Cenovus Energy Inc	4.3
Valero Energy Corp	3.7
Schlumberger NV	3.1
68.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913421.101    686-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class C : FNRCX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.73%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-6.91%	24.25%	5.02%
Class C	-5.98%	24.25%	5.02%
MSCI U.S. IMI Energy 25-50 Index	-3.19%	25.27%	6.19%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	84.6
Energy Equipment & Services	10.8
Independent Power and Renewable Electricity Producers	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
Canada - 9.4
United Kingdom - 3.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	9.3
Cheniere Energy Inc	5.0
Energy Transfer LP	4.9
Marathon Petroleum Corp	4.9
Canadian Natural Resources Ltd	4.4
Vistra Corp	4.4
Cenovus Energy Inc	4.3
Valero Energy Corp	3.7
Schlumberger NV	3.1
68.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913420.101    528-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Energy Fund Fidelity Advisor® Energy Fund Class A : FANAX

This annual shareholder report contains information about Fidelity Advisor® Energy Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.98%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Picks in integrated oil & gas also hampered the fund's result. Also detracting from our result was an overweight in oil & gas drilling.
•The largest individual relative detractor was our non-index stake in Cenovus Energy (-22%). The stock was one of the fund's largest holdings. A second notable relative detractor was an underweight in Williams Companies (+45%). This was an investment we established this period. Our stake in Valaris (-41%) also detracted. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in independent power producers & energy traders. Picks in oil & gas equipment & services also boosted relative performance. Also lifting the fund's relative result was an underweight in oil & gas exploration & production.
•The top individual relative contributor was our non-index stake in Vistra (+166%). The company was one of the fund's largest holdings at period end. A second notable relative contributor was our non-index stake in Energy Transfer (+19%). The stock was one of our biggest holdings. Another notable relative contributor was an overweight in Cheniere Energy (+30%). The company was one of our biggest holdings.
•Notable changes in positioning include increased exposure to the independent power producers & energy traders and oil & gas storage & transportation industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-10.72%	23.71%	5.01%
Class A (without 5.75% sales charge)	-5.27%	25.18%	5.63%
MSCI U.S. IMI Energy 25-50 Index	-3.19%	25.27%	6.19%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$941,576,025
Number of Holdings	34
Total Advisory Fee	$7,463,958
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	84.6
Energy Equipment & Services	10.8
Independent Power and Renewable Electricity Producers	4.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.0
Canada - 9.4
United Kingdom - 3.2
Norway - 0.3
France - 0.1

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.8
Chevron Corp	9.3
Cheniere Energy Inc	5.0
Energy Transfer LP	4.9
Marathon Petroleum Corp	4.9
Canadian Natural Resources Ltd	4.4
Vistra Corp	4.4
Cenovus Energy Inc	4.3
Valero Energy Corp	3.7
Schlumberger NV	3.1
68.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913418.101    247-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class Z : FIJZX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.60%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	14.88%	10.84%	10.79%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	15.78%	12.42%	12.76%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	28.6
Specialty Retail	23.1
Hotels, Restaurants & Leisure	18.2
Automobiles	14.2
Household Durables	5.5
Textiles, Apparel & Luxury Goods	5.5
Automobile Components	2.2
Consumer Staples Distribution & Retail	1.1
Construction Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Brazil - 2.4
Canada - 2.0
Bailiwick Of Jersey - 1.8
United Kingdom - 0.3
Switzerland - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	25.0
Tesla Inc	12.7
Home Depot Inc/The	4.0
Lowe's Cos Inc	3.9
McDonald's Corp	3.0
TJX Cos Inc/The	2.8
Somnigroup International Inc	2.5
Hilton Worldwide Holdings Inc	2.5
MercadoLibre Inc	2.4
Booking Holdings Inc	2.4
61.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913406.101    3291-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class M : FACPX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.25%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	10.16%	9.33%	9.92%
Class M (without 3.50% sales charge)	14.16%	10.11%	10.31%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	15.78%	12.42%	12.77%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	28.6
Specialty Retail	23.1
Hotels, Restaurants & Leisure	18.2
Automobiles	14.2
Household Durables	5.5
Textiles, Apparel & Luxury Goods	5.5
Automobile Components	2.2
Consumer Staples Distribution & Retail	1.1
Construction Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Brazil - 2.4
Canada - 2.0
Bailiwick Of Jersey - 1.8
United Kingdom - 0.3
Switzerland - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	25.0
Tesla Inc	12.7
Home Depot Inc/The	4.0
Lowe's Cos Inc	3.9
McDonald's Corp	3.0
TJX Cos Inc/The	2.8
Somnigroup International Inc	2.5
Hilton Worldwide Holdings Inc	2.5
MercadoLibre Inc	2.4
Booking Holdings Inc	2.4
61.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913403.101    195-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class I : FCNIX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 78	0.73%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	14.74%	10.69%	10.91%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	15.78%	12.42%	12.77%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	28.6
Specialty Retail	23.1
Hotels, Restaurants & Leisure	18.2
Automobiles	14.2
Household Durables	5.5
Textiles, Apparel & Luxury Goods	5.5
Automobile Components	2.2
Consumer Staples Distribution & Retail	1.1
Construction Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Brazil - 2.4
Canada - 2.0
Bailiwick Of Jersey - 1.8
United Kingdom - 0.3
Switzerland - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	25.0
Tesla Inc	12.7
Home Depot Inc/The	4.0
Lowe's Cos Inc	3.9
McDonald's Corp	3.0
TJX Cos Inc/The	2.8
Somnigroup International Inc	2.5
Hilton Worldwide Holdings Inc	2.5
MercadoLibre Inc	2.4
Booking Holdings Inc	2.4
61.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913404.101    205-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class C : FCECX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.75%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	12.57%	9.57%	9.94%
Class C	13.57%	9.57%	9.94%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	15.78%	12.42%	12.77%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	28.6
Specialty Retail	23.1
Hotels, Restaurants & Leisure	18.2
Automobiles	14.2
Household Durables	5.5
Textiles, Apparel & Luxury Goods	5.5
Automobile Components	2.2
Consumer Staples Distribution & Retail	1.1
Construction Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Brazil - 2.4
Canada - 2.0
Bailiwick Of Jersey - 1.8
United Kingdom - 0.3
Switzerland - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	25.0
Tesla Inc	12.7
Home Depot Inc/The	4.0
Lowe's Cos Inc	3.9
McDonald's Corp	3.0
TJX Cos Inc/The	2.8
Somnigroup International Inc	2.5
Hilton Worldwide Holdings Inc	2.5
MercadoLibre Inc	2.4
Booking Holdings Inc	2.4
61.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913405.101    282-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Consumer Discretionary Fund Fidelity Advisor® Consumer Discretionary Fund Class A : FCNAX

This annual shareholder report contains information about Fidelity Advisor® Consumer Discretionary Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.99%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, especially an underweight in automobile manufacturers. Also hurting our result were security selection and underweights in restaurants and casinos & gaming.
•The largest individual relative detractor this period was avoiding DoorDash, an index component that gained 126%. A second notable relative detractor was our stake in Aptiv Irish Holdings (-16%). The stock was not held at period end. An overweight in Floor & Decor Holding (-22%) also detracted.
•In contrast, the biggest contributor to performance versus the sector index was stock picking in home furnishings. Stock selection in apparel, accessories & luxury goods also boosted relative performance. Also contributing to our result was an underweight in homebuilding.
•The top individual relative contributor was an overweight in Tapestry (+174%). A second notable relative contributor was an overweight in Somnigroup International (+40%). The stock was one of our biggest holdings. An overweight in Aptiv (+22%) also helped. This was a stake we established this period.
•Notable changes in positioning include decreased exposure to the apparel, accessories & luxury goods and home improvement retail industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	7.86%	9.10%	9.95%
Class A (without 5.75% sales charge)	14.44%	10.40%	10.60%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	15.78%	12.42%	12.77%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$502,585,624
Number of Holdings	58
Total Advisory Fee	$3,311,863
Portfolio Turnover	27%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	28.6
Specialty Retail	23.1
Hotels, Restaurants & Leisure	18.2
Automobiles	14.2
Household Durables	5.5
Textiles, Apparel & Luxury Goods	5.5
Automobile Components	2.2
Consumer Staples Distribution & Retail	1.1
Construction Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Brazil - 2.4
Canada - 2.0
Bailiwick Of Jersey - 1.8
United Kingdom - 0.3
Switzerland - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	25.0
Tesla Inc	12.7
Home Depot Inc/The	4.0
Lowe's Cos Inc	3.9
McDonald's Corp	3.0
TJX Cos Inc/The	2.8
Somnigroup International Inc	2.5
Hilton Worldwide Holdings Inc	2.5
MercadoLibre Inc	2.4
Booking Holdings Inc	2.4
61.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913402.101    185-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class Z : FIJYX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 56	0.58%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	-7.24%	5.33%	6.72%
MSCI U.S. IMI Biotechnology 25-50 Index	-7.12%	6.21%	6.64%
S&P 500® Index	16.33%	15.88%	13.84%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.9
Pharmaceuticals	2.5
Health Care Technology	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 1.9
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Netherlands - 7.9
Denmark - 5.1
Canada - 1.6
Belgium - 0.5
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	18.1
Alnylam Pharmaceuticals Inc	8.6
Gilead Sciences Inc	7.6
Argenx SE ADR	5.3
Ascendis Pharma A/S ADR	5.1
Amgen Inc	4.5
Insmed Inc	2.6
Nuvalent Inc Class A	2.3
Viridian Therapeutics Inc	2.2
Soleno Therapeutics Inc	2.1
58.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913428.101    3290-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class M : FBTTX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 116	1.21%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-11.03%	3.89%	3.05%
Class M (without 3.50% sales charge)	-7.81%	4.63%	3.41%
MSCI U.S. IMI Biotechnology 25-50 Index	-7.12%	6.21%	5.16%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.9
Pharmaceuticals	2.5
Health Care Technology	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 1.9
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Netherlands - 7.9
Denmark - 5.1
Canada - 1.6
Belgium - 0.5
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	18.1
Alnylam Pharmaceuticals Inc	8.6
Gilead Sciences Inc	7.6
Argenx SE ADR	5.3
Ascendis Pharma A/S ADR	5.1
Amgen Inc	4.5
Insmed Inc	2.6
Nuvalent Inc Class A	2.3
Viridian Therapeutics Inc	2.2
Soleno Therapeutics Inc	2.1
58.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913426.101    115-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class I : FBTIX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.71%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	-7.32%	5.20%	4.00%
MSCI U.S. IMI Biotechnology 25-50 Index	-7.12%	6.21%	5.16%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.9
Pharmaceuticals	2.5
Health Care Technology	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 1.9
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Netherlands - 7.9
Denmark - 5.1
Canada - 1.6
Belgium - 0.5
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	18.1
Alnylam Pharmaceuticals Inc	8.6
Gilead Sciences Inc	7.6
Argenx SE ADR	5.3
Ascendis Pharma A/S ADR	5.1
Amgen Inc	4.5
Insmed Inc	2.6
Nuvalent Inc Class A	2.3
Viridian Therapeutics Inc	2.2
Soleno Therapeutics Inc	2.1
58.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913427.101    116-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class C : FBTCX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 164	1.71%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-9.11%	4.13%	3.10%
Class C	-8.25%	4.13%	3.10%
MSCI U.S. IMI Biotechnology 25-50 Index	-7.12%	6.21%	5.16%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.9
Pharmaceuticals	2.5
Health Care Technology	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 1.9
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Netherlands - 7.9
Denmark - 5.1
Canada - 1.6
Belgium - 0.5
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	18.1
Alnylam Pharmaceuticals Inc	8.6
Gilead Sciences Inc	7.6
Argenx SE ADR	5.3
Ascendis Pharma A/S ADR	5.1
Amgen Inc	4.5
Insmed Inc	2.6
Nuvalent Inc Class A	2.3
Viridian Therapeutics Inc	2.2
Soleno Therapeutics Inc	2.1
58.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913425.101    114-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity Advisor® Biotechnology Fund Fidelity Advisor® Biotechnology Fund Class A : FBTAX

This annual shareholder report contains information about Fidelity Advisor® Biotechnology Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 92	0.96%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Biotechnology 25/50 Index for the fiscal year, especially an overweight in pharmaceuticals.
•The largest individual relative detractor was an underweight in Gilead Sciences (+52%). This was a stake we established this period. The company was among our biggest holdings at period end. The second-largest relative detractor was Regeneron Pharmaceuticals (-50%). The company was one of our biggest holdings, on average, during the 12 months, but it was not held at period end. Another notable relative detractor was an overweight in Viking Therapeutics (-43%).
•In contrast, the primary contributor to performance versus the industry index was security selection in biotechnology. Stock selection in pharmaceuticals also boosted the fund's relative performance.
•Not owning Moderna, an index component that returned -75%, was the top individual relative contributor. A second notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%). The company was among our biggest holdings. A non-index stake in Ascendis Pharma gained 30% and notably helped. The stock was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to pharmaceuticals.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-12.92%	3.68%	3.10%
Class A (without 5.75% sales charge)	-7.60%	4.91%	3.71%
MSCI U.S. IMI Biotechnology 25-50 Index	-7.12%	6.21%	5.16%
S&P 500® Index	16.33%	15.88%	13.66%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$1,399,039,702
Number of Holdings	81
Total Advisory Fee	$10,675,957
Portfolio Turnover	51%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	95.9
Pharmaceuticals	2.5
Health Care Technology	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.6
Preferred Stocks - 1.9
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.9
Netherlands - 7.9
Denmark - 5.1
Canada - 1.6
Belgium - 0.5
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
AbbVie Inc	18.1
Alnylam Pharmaceuticals Inc	8.6
Gilead Sciences Inc	7.6
Argenx SE ADR	5.3
Ascendis Pharma A/S ADR	5.1
Amgen Inc	4.5
Insmed Inc	2.6
Nuvalent Inc Class A	2.3
Viridian Therapeutics Inc	2.2
Soleno Therapeutics Inc	2.1
58.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913424.101    112-TSRA-0925

Item 2.

Code of Ethics

As of the end of the period, July 31, 2025, Fidelity Advisor Series VII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Real Estate Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$54,100	$-	$7,500	$900
Fidelity Advisor Consumer Discretionary Fund	$37,800	$-	$9,000	$700
Fidelity Advisor Energy Fund	$40,100	$-	$10,300	$700
Fidelity Advisor Financials Fund	$39,700	$-	$10,000	$700

Fidelity Advisor Health Care Fund	$38,200	$-	$9,200	$700
Fidelity Advisor Industrials Fund	$40,100	$-	$9,000	$700
Fidelity Advisor Real Estate Fund	$40,400	$-	$9,000	$700
Fidelity Advisor Semiconductors Fund	$36,000	$-	$7,800	$700
Fidelity Advisor Technology Fund	$41,300	$-	$9,200	$700
Fidelity Advisor Utilities Fund	$35,900	$-	$9,500	$700

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$51,800	$-	$7,700	$1,300
Fidelity Advisor Consumer Discretionary Fund	$34,400	$-	$9,200	$900
Fidelity Advisor Energy Fund	$36,300	$-	$10,800	$1,000
Fidelity Advisor Financials Fund	$36,200	$-	$11,100	$1,000

Fidelity Advisor Health Care Fund	$36,300	$-	$9,900	$1,000
Fidelity Advisor Industrials Fund	$38,300	$-	$10,900	$900
Fidelity Advisor Real Estate Fund	$38,300	$-	$8,900	$1,000
Fidelity Advisor Semiconductors Fund	$34,200	$-	$8,200	$900
Fidelity Advisor Technology Fund	$37,900	$-	$9,400	$1,000
Fidelity Advisor Utilities Fund	$34,000	$-	$9,700	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2025A	July 31, 2024A
Deloitte Entities	$3,539,900	$5,065,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Real Estate Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Real Estate Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Real Estate - 99.8%
Health Care REITs - 11.2%
Ventas Inc	101,584	6,824,413
Welltower Inc	83,415	13,769,314
		20,593,727
Industrial REITs - 15.6%
Americold Realty Trust Inc	243,101	3,909,064
Prologis Inc	158,049	16,876,472
STAG Industrial Inc Class A	157,745	5,415,386
Terreno Realty Corp	47,192	2,618,684
		28,819,606
Real Estate Management & Development - 8.1%
CBRE Group Inc Class A (a)	46,358	7,219,795
Compass Inc Class A (a)	253,087	2,009,511
CoStar Group Inc (a)	18,369	1,748,545
Jones Lang LaSalle Inc (a)	8,367	2,262,102
Zillow Group Inc Class C (a)	21,715	1,727,428
		14,967,381
Residential REITs - 13.8%
American Homes 4 Rent Class A	109,217	3,788,738
Camden Property Trust	23,019	2,513,675
Elme Communities	31,658	477,403
Equity LifeStyle Properties Inc	2,199	131,764
Equity Residential	89,794	5,674,981
Invitation Homes Inc	92,791	2,844,044
Mid-America Apartment Communities Inc	5,494	782,510
Sun Communities Inc	14,311	1,774,993
UDR Inc	190,534	7,486,081
		25,474,189
Retail REITs - 15.5%
Acadia Realty Trust	46,156	864,040
Curbline Properties Corp	16,400	362,440
FrontView REIT Inc (b)	32,844	386,574
InvenTrust Properties Corp	23,738	654,457
Kimco Realty Corp	394,443	8,374,025
Macerich Co/The	107,636	1,798,598
NNN REIT Inc	188,589	7,781,182
Phillips Edison & Co Inc	45,526	1,538,324
Regency Centers Corp	29,348	2,095,447
SITE Centers Corp	31,208	336,109
Tanger Inc	41,778	1,254,176
Urban Edge Properties	157,108	3,098,170
		28,543,542
Specialized REITs - 35.6%
American Tower Corp	86,917	18,112,635
CubeSmart	43,420	1,689,472
Digital Realty Trust Inc	44,462	7,844,875
Equinix Inc	17,982	14,118,927
Extra Space Storage Inc	8,118	1,090,734
Four Corners Property Trust Inc	71,605	1,807,310
Iron Mountain Inc	60,052	5,846,663
Lamar Advertising Co Class A	20,269	2,477,885
Public Storage Operating Co	27,026	7,349,450
SBA Communications Corp Class A	16,455	3,697,768
Weyerhaeuser Co	62,522	1,566,176
		65,601,895
TOTAL REAL ESTATE		184,000,340

TOTAL COMMON STOCKS (Cost $155,882,498)		184,000,340

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	991,778	991,976
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	16,248	16,250
TOTAL MONEY MARKET FUNDS (Cost $1,008,226)			1,008,226

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $156,890,724)	185,008,566
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(542,621)
NET ASSETS - 100.0%	184,465,945

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,431,246	33,762,672	35,201,942	36,253	-	-	991,976	991,778	0.0%
Fidelity Securities Lending Cash Central Fund	2,412,825	8,098,527	10,495,102	739	-	-	16,250	16,248	0.0%
Total	4,844,071	41,861,199	45,697,044	36,992	-	-	1,008,226

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	184,000,340	184,000,340	-	-

Money Market Funds	1,008,226	1,008,226	-	-
Total Investments in Securities:	185,008,566	185,008,566	-	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $15,301) - See accompanying schedule:
Unaffiliated issuers (cost $155,882,498)	$184,000,340
Fidelity Central Funds (cost $1,008,226)	1,008,226

Total Investment in Securities (cost $156,890,724)		$185,008,566
Receivable for investments sold		92,893
Receivable for fund shares sold		65,630
Dividends receivable		149,352
Distributions receivable from Fidelity Central Funds		1,417
Prepaid expenses		25
Other receivables		116,971
Total assets		185,434,854
Liabilities
Payable for investments purchased	$421,029
Payable for fund shares redeemed	207,204
Accrued management fee	110,528
Distribution and service plan fees payable	49,197
Deferred Trustees payable	116,970
Other payables and accrued expenses	47,731
Collateral on securities loaned	16,250
Total liabilities		968,909
Net Assets		$184,465,945
Net Assets consist of:
Paid in capital		$137,984,841
Total accumulated earnings (loss)		46,481,104
Net Assets		$184,465,945

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($77,230,599 ÷ 4,677,008 shares)(a)		$16.51
Maximum offering price per share (100/94.25 of $16.51)		$17.52
Class M :
Net Asset Value and redemption price per share ($69,232,541 ÷ 4,216,873 shares)(a)		$16.42
Maximum offering price per share (100/96.50 of $16.42)		$17.02
Class C :
Net Asset Value and offering price per share ($4,200,589 ÷ 270,307 shares)(a)		$15.54
Class I :
Net Asset Value, offering price and redemption price per share ($27,651,696 ÷ 1,639,496 shares)		$16.87
Class Z :
Net Asset Value, offering price and redemption price per share ($6,150,520 ÷ 365,622 shares)		$16.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$5,558,252
Income from Fidelity Central Funds (including $739 from security lending)		36,992
Total income		5,595,244
Expenses
Management fee	$1,452,559
Distribution and service plan fees	635,445
Custodian fees and expenses	13,768
Independent trustees' fees and expenses	851
Registration fees	59,867
Audit fees	55,686
Legal	401
Miscellaneous	12,875
Total expenses		2,231,452
Net Investment income (loss)		3,363,792
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	33,083,360
Total net realized gain (loss)		33,083,360
Change in net unrealized appreciation (depreciation) on investment securities		(29,670,930)
Net gain (loss)		3,412,430
Net increase (decrease) in net assets resulting from operations		$6,776,222
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,363,792	$4,862,065
Net realized gain (loss)	33,083,360	4,967,987
Change in net unrealized appreciation (depreciation)	(29,670,930)	11,235,336
Net increase (decrease) in net assets resulting from operations	6,776,222	21,065,388
Distributions to shareholders	(15,600,155)	(4,738,172)

Share transactions - net increase (decrease)	(43,715,640)	(37,939,622)
Total increase (decrease) in net assets	(52,539,573)	(21,612,406)

Net Assets
Beginning of period	237,005,518	258,617,924
End of period	$184,465,945	$237,005,518

Financial Highlights
Fidelity Advisor® Real Estate Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.53	$16.24	$21.95	$24.66	$19.62
Income from Investment Operations
Net investment income (loss) A,B	.29	.33	.34	.22	.26
Net realized and unrealized gain (loss)	.07	1.28	(3.09)	(1.47)	5.50
Total from investment operations	.36	1.61	(2.75)	(1.25)	5.76
Distributions from net investment income	(.30)	(.32)	(.26)	(.17)	(.24)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)
Total distributions	(1.38)	(.32)	(2.96) C	(1.46) C	(.72)
Net asset value, end of period	$16.51	$17.53	$16.24	$21.95	$24.66
Total Return D,E	2.06%	10.10%	(11.70)%	(5.65)%	30.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04%	1.07%	1.11%	1.07%	1.09%
Expenses net of fee waivers, if any	1.04%	1.07%	1.10%	1.07%	1.09%
Expenses net of all reductions, if any	1.04%	1.07%	1.10%	1.07%	1.08%
Net investment income (loss)	1.70%	2.11%	1.96%	.95%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$77,231	$83,618	$91,784	$122,949	$138,134
Portfolio turnover rate H	72%	24%	31%	48%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.44	$16.16	$21.87	$24.59	$19.58
Income from Investment Operations
Net investment income (loss) A,B	.25	.29	.30	.17	.21
Net realized and unrealized gain (loss)	.06	1.28	(3.08)	(1.46)	5.49
Total from investment operations	.31	1.57	(2.78)	(1.29)	5.70
Distributions from net investment income	(.26)	(.29)	(.24)	(.13)	(.22)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)
Total distributions	(1.33) C	(.29)	(2.93)	(1.43)	(.69) C
Net asset value, end of period	$16.42	$17.44	$16.16	$21.87	$24.59
Total Return D,E	1.79%	9.85%	(11.87)%	(5.83)%	30.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.29%	1.31%	1.31%	1.29%	1.31%
Expenses net of fee waivers, if any	1.29%	1.30%	1.31%	1.28%	1.31%
Expenses net of all reductions, if any	1.29%	1.30%	1.31%	1.28%	1.30%
Net investment income (loss)	1.45%	1.88%	1.75%	.73%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$69,233	$81,022	$84,126	$100,892	$118,778
Portfolio turnover rate H	72%	24%	31%	48%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.58	$15.38	$21.00	$23.74	$18.97
Income from Investment Operations
Net investment income (loss) A,B	.15	.20	.20	.03	.09
Net realized and unrealized gain (loss)	.07	1.21	(2.97)	(1.39)	5.30
Total from investment operations	.22	1.41	(2.77)	(1.36)	5.39
Distributions from net investment income	(.18)	(.21)	(.16)	(.08)	(.15)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)
Total distributions	(1.26)	(.21)	(2.85)	(1.38)	(.62) C
Net asset value, end of period	$15.54	$16.58	$15.38	$21.00	$23.74
Total Return D,E	1.27%	9.30%	(12.38)%	(6.35)%	29.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.79%	1.81%	1.87%	1.86%	1.88%
Expenses net of fee waivers, if any	1.79%	1.81%	1.86%	1.86%	1.88%
Expenses net of all reductions, if any	1.79%	1.81%	1.86%	1.86%	1.87%
Net investment income (loss)	.95%	1.37%	1.20%	.15%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,201	$5,355	$6,937	$12,375	$16,069
Portfolio turnover rate H	72%	24%	31%	48%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.86	$16.54	$22.26	$24.96	$19.84
Income from Investment Operations
Net investment income (loss) A,B	.35	.38	.40	.27	.31
Net realized and unrealized gain (loss)	.06	1.30	(3.14)	(1.48)	5.56
Total from investment operations	.41	1.68	(2.74)	(1.21)	5.87
Distributions from net investment income	(.33)	(.36)	(.29)	(.19)	(.27)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)
Total distributions	(1.40) C	(.36)	(2.98)	(1.49)	(.75)
Net asset value, end of period	$16.87	$17.86	$16.54	$22.26	$24.96
Total Return D	2.32%	10.40%	(11.43)%	(5.43)%	30.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78%	.80%	.84%	.86%	.88%
Expenses net of fee waivers, if any	.78%	.79%	.83%	.86%	.87%
Expenses net of all reductions, if any	.78%	.79%	.83%	.86%	.87%
Net investment income (loss)	1.95%	2.39%	2.23%	1.15%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$27,652	$60,502	$69,081	$160,565	$197,873
Portfolio turnover rate G	72%	24%	31%	48%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.84	$16.52	$22.29	$24.97	$19.85
Income from Investment Operations
Net investment income (loss) A,B	.37	.41	.43	.33	.36
Net realized and unrealized gain (loss)	.06	1.30	(3.15)	(1.48)	5.56
Total from investment operations	.43	1.71	(2.72)	(1.15)	5.92
Distributions from net investment income	(.38)	(.39)	(.36)	(.23)	(.32)
Distributions from net realized gain	(1.08)	-	(2.69)	(1.30)	(.48)
Total distributions	(1.45) C	(.39)	(3.05)	(1.53)	(.80)
Net asset value, end of period	$16.82	$17.84	$16.52	$22.29	$24.97
Total Return D	2.44%	10.60%	(11.30)%	(5.21)%	30.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63%	.64%	.65%	.64%	.64%
Expenses net of fee waivers, if any	.63%	.64%	.65%	.63%	.64%
Expenses net of all reductions, if any	.63%	.64%	.65%	.63%	.64%
Net investment income (loss)	2.10%	2.54%	2.41%	1.38%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$6,151	$6,508	$6,690	$13,539	$16,573
Portfolio turnover rate G	72%	24%	31%	48%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and deferred trustees payable, as applicable.

Fidelity Advisor Real Estate Fund	$116,970

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, certain corporate actions, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$36,027,135
Gross unrealized depreciation	(7,469,197)
Net unrealized appreciation (depreciation)	$28,557,938
Tax Cost	$156,450,628

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$943,121
Undistributed long-term capital gain	$17,046,749
Net unrealized appreciation (depreciation) on securities and other investments	$28,557,938

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$3,439,218	$ 4,738,172
Long-term Capital Gains	12,160,937	-
Total	$15,600,155	$ 4,738,172

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Real Estate Fund	146,449,901	196,209,211
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Class I	.71
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Class I	.71
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	205,297	3,255
Class M	.25%	.25%	381,336	1,924
Class C	.75%	.25%	48,812	4,873
			635,445	10,052
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9,106
Class M	1,206
Class CA	139
10,451
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Real Estate Fund	5,342

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Real Estate Fund	6,928,906	19,025,819	3,496,741
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Real Estate Fund	239
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Real Estate Fund	83	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Advisor Real Estate Fund
Distributions to shareholders
Class A	$6,354,635	$1,689,144
Class M	5,789,333	1,436,091
Class C	370,255	84,828
Class I	2,541,036	1,372,528
Class Z	544,896	155,581
Total	$15,600,155	$4,738,172

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Advisor Real Estate Fund
Class A
Shares sold	581,974	451,227	$10,030,746	$7,090,438
Reinvestment of distributions	376,108	103,378	6,259,347	1,662,406
Shares redeemed	(1,049,729)	(1,436,554)	(18,203,086)	(22,498,145)
Net increase (decrease)	(91,647)	(881,949)	$(1,912,993)	$(13,745,301)
Class M
Shares sold	177,655	347,408	$3,060,415	$5,408,153
Reinvestment of distributions	349,163	89,517	5,777,045	1,432,781
Shares redeemed	(956,625)	(996,785)	(16,505,802)	(15,582,053)
Net increase (decrease)	(429,807)	(559,860)	$(7,668,342)	$(8,741,119)
Class C
Shares sold	45,862	36,190	$751,441	$540,520
Reinvestment of distributions	23,607	5,452	369,890	82,977
Shares redeemed	(122,195)	(169,564)	(1,999,823)	(2,502,399)
Net increase (decrease)	(52,726)	(127,922)	$(878,492)	$(1,878,902)
Class I
Shares sold	480,653	743,512	$8,464,126	$11,842,316
Reinvestment of distributions	144,824	82,703	2,474,331	1,353,197
Shares redeemed	(2,374,194)	(1,615,757)	(44,204,527)	(26,190,165)
Net increase (decrease)	(1,748,717)	(789,542)	$(33,266,070)	$(12,994,652)
Class Z
Shares sold	103,779	146,206	$1,840,806	$2,345,828
Reinvestment of distributions	30,127	8,833	510,757	144,068
Shares redeemed	(133,118)	(195,106)	(2,341,306)	(3,069,544)
Net increase (decrease)	788	(40,067)	$10,257	$(579,648)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the "Fund"), a fund of Fidelity Advisor Series VII, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $30,673,021, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,128 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 98.38%, 100% and 100%; Class C designates 100%,100% and 0%; Class I designates 92.65%, 100%, and 100%; Class M designates 100%, 100%, and 100%; and Class Z designates 86.76%, 100%, and 100%; of the dividends distributed in September, December, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Real Estate Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for Class I ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.789690.122
ARE-ANN-0925
Fidelity Advisor Focus Funds®

Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Consumer Discretionary Fund
Fidelity Advisor® Energy Fund
Fidelity Advisor® Financials Fund
Fidelity Advisor® Health Care Fund
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Fidelity Advisor® Technology Fund
Fidelity Advisor® Utilities Fund

Annual Report
July 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Biotechnology Fund
Fidelity Advisor® Consumer Discretionary Fund
Fidelity Advisor® Energy Fund
Fidelity Advisor® Financials Fund
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Health Care Fund
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Industrials Fund
Fidelity Advisor® Semiconductors Fund
Fidelity Advisor® Technology Fund
Fidelity Advisor® Utilities Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Biotechnology Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	34,100	7,411,347
CANADA - 1.6%
Health Care - 1.6%
Biotechnology - 1.6%
Xenon Pharmaceuticals Inc (b)	710,758	21,706,549
DENMARK - 5.1%
Health Care - 5.1%
Biotechnology - 5.1%
Ascendis Pharma A/S ADR (b)(c)	407,925	70,774,988
NETHERLANDS - 7.9%
Health Care - 7.9%
Biotechnology - 7.9%
Argenx SE ADR (b)	109,900	73,669,267
Merus NV (b)(c)	411,509	27,258,356
Newamsterdam Pharma Co NV (b)(c)	424,400	9,256,164

TOTAL NETHERLANDS		110,183,787
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Mereo Biopharma Group PLC ADR (b)	759,100	1,282,879
UNITED STATES - 81.5%
Health Care - 81.5%
Biotechnology - 79.7%
AbbVie Inc	1,331,980	251,770,860
Akero Therapeutics Inc (b)	240,244	11,735,919
Alnylam Pharmaceuticals Inc (b)	304,886	119,588,485
Amgen Inc	207,703	61,293,155
Apogee Therapeutics Inc (b)	472,339	18,071,690
Arcellx Inc (b)(c)	181,600	12,964,424
Astria Therapeutics Inc warrants (b)	247,630	574,021
Bicara Therapeutics Inc (b)(c)	476,916	5,298,537
Bridgebio Pharma Inc (b)	106,464	5,032,553
Celldex Therapeutics Inc (b)	468,752	10,303,169
CG oncology Inc (b)	288,100	7,689,389
Cidara Therapeutics Inc (b)	103,900	6,577,909
Cogent Biosciences Inc (b)	2,578,718	29,448,960
Crescent Biopharma Inc (d)	251,090	3,118,538
Crinetics Pharmaceuticals Inc (b)	544,470	15,566,397
Cytokinetics Inc (b)	436,771	16,440,060
CytomX Therapeutics Inc (b)(c)	3,444,351	7,543,129
Day One Biopharmaceuticals Inc (b)	795,300	5,336,463
Dianthus Therapeutics Inc (b)(c)	444,962	9,197,365
Disc Medicine Inc (b)	210,184	12,560,596
Exact Sciences Corp (b)	231,300	10,859,535
Gilead Sciences Inc	931,500	104,598,135
Ideaya Biosciences Inc (b)	206,646	5,031,830
Immunovant Inc (b)(c)	599,050	9,632,724
Insmed Inc (b)	336,700	36,121,176
Jade Biosciences Inc	858,143	6,170,048
Janux Therapeutics Inc (b)	320,385	7,694,046
Kymera Therapeutics Inc (b)(c)	165,800	7,253,750
Mineralys Therapeutics Inc (b)(c)	301,700	4,269,055
MoonLake Immunotherapeutics Class A (b)(c)	262,962	13,263,803
Neurocrine Biosciences Inc (b)	165,000	21,157,950
Nurix Therapeutics Inc (b)	655,200	7,377,552
Nuvalent Inc Class A (b)	409,298	32,068,498
Oruka Therapeutics Inc (c)	710,786	9,659,582
Perspective Therapeutics Inc (b)	888,118	3,410,373
Rezolute Inc (b)(c)	2,745,200	16,333,940
Rhythm Pharmaceuticals Inc (b)	187,000	15,938,010
Scholar Rock Holding Corp (b)(c)	576,368	21,354,435
Scholar Rock Holding Corp warrants 12/31/2025 (b)(d)	6,000	178,970
Soleno Therapeutics Inc (b)	343,800	29,728,386
Spyre Therapeutics Inc (b)(c)	658,368	11,172,505
Stoke Therapeutics Inc (b)	711,700	9,145,345
Summit Therapeutics Inc (b)(c)	329,400	8,686,278
Tectonic Therapeutic Inc (b)(c)	120,995	2,684,878
Travere Therapeutics Inc (b)	355,600	5,494,020
Upstream Bio Inc (c)	1,107,402	16,954,325
Vaxcyte Inc (b)	671,129	22,784,830
Viking Therapeutics Inc (b)(c)	605,687	19,727,226
Viridian Therapeutics Inc (b)(c)	1,763,164	30,890,633
Zenas Biopharma Inc (c)	934,800	14,685,708
		1,114,439,165
Pharmaceuticals - 1.8%
Enliven Therapeutics Inc (b)(c)	628,162	11,815,728
Enliven Therapeutics Inc (b)(d)	73,200	1,376,892
Enliven Therapeutics Inc rights (b)(e)	739,725	7
Maze Therapeutics Inc (c)	65,900	972,024
MBX Biosciences Inc (b)(c)	173,500	2,298,875
Rapport Therapeutics Inc (b)(c)	180,046	2,585,461
Structure Therapeutics Inc ADR (b)(c)	361,500	6,434,700
		25,483,687
TOTAL UNITED STATES		1,139,922,852
TOTAL COMMON STOCKS (Cost $818,187,816)		1,351,282,402

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Wugen Inc 10% 12/31/2199 (d)(e) (Cost $831,312)	831,313	989,512

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
UNITED STATES - 1.9%
Health Care - 1.9%
Biotechnology - 1.6%
Bright Peak Therapeutics Inc. Series B (b)(d)(e)	1,920,122	2,937,787
Bright Peak Therapeutics Inc. Series C (b)(d)(e)	873,604	952,228
Cardurion Pharmaceuticals Inc Series B (b)(d)(e)	331,596	1,415,915
Endeavor BioMedicines Inc Series C (b)(d)(e)	526,643	2,749,076
LifeMine Therapeutics Inc Series C (b)(d)(e)	1,950,028	2,301,033
Parabilis Medicines Inc Series D (b)(d)(e)	239,281	1,363,902
Sonoma Biotherapeutics Inc Series B (b)(d)(e)	1,967,762	4,998,116
Sonoma Biotherapeutics Inc Series B1 (b)(d)(e)	1,049,456	3,053,917
T-Knife Therapeutics Inc Series B (b)(d)(e)	1,300,097	1,768,132
Treeline Biosciences Series A (b)(d)(e)	47,600	283,696
		21,823,802
Health Care Technology - 0.1%
Candid Therapeutics Series B (d)(e)	1,500,060	1,485,059
Wugen Inc Series B (b)(d)(e)	580,277	870,415
		2,355,474
Pharmaceuticals - 0.2%
Afferent Pharmaceuticals Inc Series C (b)(d)(e)	1,915,787	19
Kartos Therapeutics Inc Series C (b)(d)(e)	530,692	3,009,024
		3,009,043
TOTAL HEALTH CARE		27,188,319

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $44,269,852)		27,188,319

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	20,540,303	20,544,411
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	99,821,918	99,831,900
TOTAL MONEY MARKET FUNDS (Cost $120,372,188)			120,376,311

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $983,661,168)	1,499,836,544
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(100,796,842)
NET ASSETS - 100.0%	1,399,039,702

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,852,231 or 2.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Afferent Pharmaceuticals Inc Series C	7/01/15	0

Bright Peak Therapeutics Inc. Series B	5/14/21	7,499,997

Bright Peak Therapeutics Inc. Series C	5/07/24	990,230

Candid Therapeutics Series B	8/27/24	1,800,072

Cardurion Pharmaceuticals Inc Series B	7/10/24	1,624,025

Crescent Biopharma Inc	10/28/24	3,320,670

Endeavor BioMedicines Inc Series C	4/22/24	3,436,135

Enliven Therapeutics Inc	3/19/24	1,024,800

Kartos Therapeutics Inc Series C	8/22/23	3,000,002

LifeMine Therapeutics Inc Series C	2/15/22	3,971,408

Parabilis Medicines Inc Series D	11/17/22	2,575,405

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Sonoma Biotherapeutics Inc Series B	7/26/21	3,888,888

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,111,112

T-Knife Therapeutics Inc Series B	6/30/21	7,500,000

Treeline Biosciences Series A	7/30/21	372,589

Wugen Inc 10% 12/31/2199	6/14/24	831,313

Wugen Inc Series B	7/09/21	4,499,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,081,884	445,365,487	445,902,960	498,901	-	-	20,544,411	20,540,303	0.0%
Fidelity Securities Lending Cash Central Fund	155,099,956	733,925,447	789,193,503	742,416	-	-	99,831,900	99,821,918	0.4%
Total	176,181,840	1,179,290,934	1,235,096,463	1,241,317	-	-	120,376,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Allakos Inc	4,371,030	-	1,217,959	-	(6,691,265)	3,538,194	-	-
Total	4,371,030	-	1,217,959	-	(6,691,265)	3,538,194	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	1,351,282,402	1,350,529,404	752,991	7

Convertible Corporate Bonds
Health Care	989,512	-	-	989,512

Convertible Preferred Stocks
Health Care	27,188,319	-	-	27,188,319

Money Market Funds	120,376,311	120,376,311	-	-
Total Investments in Securities:	1,499,836,544	1,470,905,715	752,991	28,177,838
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	383,164	455,406	3,848,007	4,544,151	(9,230,721)	-	-	-	7	231,164
Convertible Preferred Stocks	32,510,460	-	(7,122,213)	1,800,072	-	-	-	-	27,188,319	(7,122,213)
Convertible Corporate Bonds	850,350	-	139,162	-	-	-	-	-	989,512	139,162

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Biotechnology Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $104,869,345) - See accompanying schedule:
Unaffiliated issuers (cost $863,288,980)	$1,379,460,233
Fidelity Central Funds (cost $120,372,188)	120,376,311

Total Investment in Securities (cost $983,661,168)		$1,499,836,544
Receivable for fund shares sold		1,168,404
Dividends receivable		2,233,381
Interest receivable		94,215
Distributions receivable from Fidelity Central Funds		157,041
Prepaid expenses		158
Total assets		1,503,489,743
Liabilities
Payable for investments purchased	$2,550,536
Payable for fund shares redeemed	1,024,531
Accrued management fee	774,874
Distribution and service plan fees payable	208,486
Other payables and accrued expenses	92,817
Collateral on securities loaned	99,798,797
Total liabilities		104,450,041
Net Assets		$1,399,039,702
Net Assets consist of:
Paid in capital		$924,351,443
Total accumulated earnings (loss)		474,688,259
Net Assets		$1,399,039,702

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($585,073,845 ÷ 20,722,546 shares)(a)		$28.23
Maximum offering price per share (100/94.25 of $28.23)		$29.95
Class M :
Net Asset Value and redemption price per share ($107,181,380 ÷ 4,179,076 shares)(a)		$25.65
Maximum offering price per share (100/96.50 of $25.65)		$26.58
Class C :
Net Asset Value and offering price per share ($54,984,888 ÷ 2,525,688 shares)(a)		$21.77
Class I :
Net Asset Value, offering price and redemption price per share ($561,341,862 ÷ 18,075,439 shares)		$31.06
Class Z :
Net Asset Value, offering price and redemption price per share ($90,457,727 ÷ 2,905,616 shares)		$31.13
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$16,169,017
Interest		83,362
Income from Fidelity Central Funds (including $742,416 from security lending)		1,241,317
Total income		17,493,696
Expenses
Management fee	$10,675,957
Distribution and service plan fees	2,864,771
Custodian fees and expenses	63,794
Independent trustees' fees and expenses	6,565
Registration fees	92,853
Audit fees	72,336
Legal	2,069
Interest	2,855
Miscellaneous	62,125
Total expenses before reductions	13,843,325
Expense reductions	(5,890)
Total expenses after reductions		13,837,435
Net Investment income (loss)		3,656,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	10,457,073
Affiliated issuers	(6,691,265)
Foreign currency transactions	8,869
Total net realized gain (loss)		3,774,677
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(161,474,196)
Affiliated issuers	3,538,194
Unfunded commitments	(2,795,057)
Assets and liabilities in foreign currencies	1,633
Total change in net unrealized appreciation (depreciation)		(160,729,426)
Net gain (loss)		(156,954,749)
Net increase (decrease) in net assets resulting from operations		$(153,298,488)
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,656,261	$7,323,993
Net realized gain (loss)	3,774,677	91,744,149
Change in net unrealized appreciation (depreciation)	(160,729,426)	315,812,084
Net increase (decrease) in net assets resulting from operations	(153,298,488)	414,880,226
Distributions to shareholders	(87,826,457)	(18,817,060)

Share transactions - net increase (decrease)	(172,019,334)	(217,017,143)
Total increase (decrease) in net assets	(413,144,279)	179,046,023

Net Assets
Beginning of period	1,812,183,981	1,633,137,958
End of period	$1,399,039,702	$1,812,183,981

Financial Highlights
Fidelity Advisor® Biotechnology Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.34	$25.34	$22.00	$32.58	$31.03
Income from Investment Operations
Net investment income (loss) A,B	.05	.10	.02	(.06)	.07
Net realized and unrealized gain (loss)	(2.53)	7.22	3.32	(5.16)	4.42
Total from investment operations	(2.48)	7.32	3.34	(5.22)	4.49
Distributions from net investment income	(.80)	(.32)	-	(.11)	(.13)
Distributions from net realized gain	(.84)	-	-	(5.25)	(2.81)
Total distributions	(1.63) C	(.32)	-	(5.36)	(2.94)
Net asset value, end of period	$28.23	$32.34	$25.34	$22.00	$32.58
Total Return D,E	(7.60) %	29.21%	15.18%	(18.95)%	14.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96%	.99%	1.01%	1.00%	1.01%
Expenses net of fee waivers, if any	.96%	.98%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.96%	.98%	1.00%	1.00%	1.00%
Net investment income (loss)	.16%	.39%	.07%	(.23)%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$585,074	$737,152	$636,505	$594,911	$808,610
Portfolio turnover rate H	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.56	$23.17	$20.17	$30.35	$29.08
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.03	(.05)	(.13)	(.02)
Net realized and unrealized gain (loss)	(2.30)	6.59	3.05	(4.73)	4.14
Total from investment operations	(2.32)	6.62	3.00	(4.86)	4.12
Distributions from net investment income	(.75)	(.23)	-	(.07)	(.07)
Distributions from net realized gain	(.84)	-	-	(5.25)	(2.78)
Total distributions	(1.59)	(.23)	-	(5.32)	(2.85)
Net asset value, end of period	$25.65	$29.56	$23.17	$20.17	$30.35
Total Return C,D	(7.81) %	28.87%	14.87%	(19.18)%	13.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.21%	1.25%	1.29%	1.28%	1.28%
Expenses net of fee waivers, if any	1.21%	1.24%	1.28%	1.28%	1.28%
Expenses net of all reductions, if any	1.21%	1.24%	1.28%	1.28%	1.28%
Net investment income (loss)	(.09)%	.13%	(.20)%	(.51)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$107,181	$130,547	$113,960	$109,815	$161,619
Portfolio turnover rate G	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.31	$19.75	$17.27	$26.79	$25.97
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.07)	(.13)	(.21)	(.15)
Net realized and unrealized gain (loss)	(1.97)	5.63	2.61	(4.07)	3.71
Total from investment operations	(2.10)	5.56	2.48	(4.28)	3.56
Distributions from net investment income	(.60)	-	-	-	(.01)
Distributions from net realized gain	(.84)	-	-	(5.24)	(2.73)
Total distributions	(1.44)	-	-	(5.24)	(2.74)
Net asset value, end of period	$21.77	$25.31	$19.75	$17.27	$26.79
Total Return C,D	(8.25) %	28.15%	14.36%	(19.54)%	13.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.71%	1.72%	1.76%	1.75%	1.75%
Expenses net of fee waivers, if any	1.71%	1.72%	1.76%	1.74%	1.75%
Expenses net of all reductions, if any	1.71%	1.72%	1.76%	1.74%	1.75%
Net investment income (loss)	(.59)%	(.35)%	(.69)%	(.97)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$54,985	$92,046	$119,843	$168,797	$328,417
Portfolio turnover rate G	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.37	$27.71	$23.99	$35.00	$33.16
Income from Investment Operations
Net investment income (loss) A,B	.13	.19	.09	.01	.17
Net realized and unrealized gain (loss)	(2.74)	7.88	3.63	(5.61)	4.72
Total from investment operations	(2.61)	8.07	3.72	(5.60)	4.89
Distributions from net investment income	(.86)	(.41)	-	(.16)	(.21)
Distributions from net realized gain	(.84)	-	-	(5.25)	(2.85)
Total distributions	(1.70)	(.41)	-	(5.41)	(3.05) C
Net asset value, end of period	$31.06	$35.37	$27.71	$23.99	$35.00
Total Return D	(7.32) %	29.53%	15.51%	(18.74)%	14.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71%	.72%	.74%	.73%	.74%
Expenses net of fee waivers, if any	.71%	.72%	.73%	.73%	.74%
Expenses net of all reductions, if any	.71%	.72%	.73%	.73%	.74%
Net investment income (loss)	.41%	.65%	.34%	.04%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$561,342	$768,136	$701,786	$697,079	$1,129,492
Portfolio turnover rate G	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Biotechnology Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.47	$27.81	$24.04	$35.05	$33.22
Income from Investment Operations
Net investment income (loss) A,B	.17	.23	.13	.05	.21
Net realized and unrealized gain (loss)	(2.76)	7.90	3.64	(5.62)	4.74
Total from investment operations	(2.59)	8.13	3.77	(5.57)	4.95
Distributions from net investment income	(.91)	(.47)	-	(.19)	(.26)
Distributions from net realized gain	(.84)	-	-	(5.25)	(2.87)
Total distributions	(1.75)	(.47)	-	(5.44)	(3.12) C
Net asset value, end of period	$31.13	$35.47	$27.81	$24.04	$35.05
Total Return D	(7.24) %	29.69%	15.68%	(18.63)%	14.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.60%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.58%	.60%	.60%	.60%	.61%
Expenses net of all reductions, if any	.58%	.59%	.60%	.60%	.61%
Net investment income (loss)	.54%	.78%	.47%	.16%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$90,458	$84,303	$61,044	$62,729	$89,641
Portfolio turnover rate G	51%	73%	78%	43%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Consumer Discretionary Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 1.8%
Consumer Discretionary - 1.8%
Automobile Components - 1.8%
Aptiv PLC	135,220	9,281,501
BRAZIL - 2.4%
Consumer Discretionary - 2.4%
Broadline Retail - 2.4%
MercadoLibre Inc (a)	5,045	11,976,275
CANADA - 2.0%
Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 1.1%
Restaurant Brands International Inc	84,575	5,738,843
Specialty Retail - 0.9%
Aritzia Inc Subordinate Voting Shares (a)	84,000	4,508,574
TOTAL CANADA		10,247,417
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	1,747	937,811
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	23,284	1,130,904
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (a)	5,800	1,753,108
UNITED STATES - 92.5%
Consumer Discretionary - 90.4%
Automobile Components - 0.4%
LCI Industries	19,840	1,884,799
Automobiles - 14.2%
General Motors Co	141,460	7,545,476
Tesla Inc (a)	206,850	63,765,650
		71,311,126
Broadline Retail - 26.2%
Amazon.com Inc (a)	534,154	125,050,793
Etsy Inc (a)	46,240	2,694,404
Ollie's Bargain Outlet Holdings Inc (a)	26,293	3,592,413
		131,337,610
Hotels, Restaurants & Leisure - 16.8%
Aramark	53,399	2,272,661
Booking Holdings Inc	2,149	11,828,225
Caesars Entertainment Inc (a)	56,251	1,500,777
Carnival Corp (a)	145,930	4,344,336
Chipotle Mexican Grill Inc (a)	127,590	5,471,059
Churchill Downs Inc	25,324	2,710,681
Domino's Pizza Inc	19,964	9,247,524
Hilton Worldwide Holdings Inc	47,015	12,603,781
Marriott International Inc/MD Class A1	15,799	4,168,250
McDonald's Corp	49,511	14,856,767
Penn Entertainment Inc (a)	90,735	1,638,674
Red Rock Resorts Inc Class A	47,540	2,916,579
Royal Caribbean Cruises Ltd	11,650	3,703,186
Starbucks Corp	37,300	3,325,668
Wyndham Hotels & Resorts Inc	44,700	3,844,200
		84,432,368
Household Durables - 5.5%
Cavco Industries Inc (a)	6,420	2,591,561
PulteGroup Inc	56,890	6,424,019
Somnigroup International Inc	176,945	12,807,279
TopBuild Corp (a)	15,955	5,910,211
		27,733,070
Specialty Retail - 22.2%
Academy Sports & Outdoors Inc	112,580	5,717,938
Dick's Sporting Goods Inc	52,869	11,182,322
Floor & Decor Holdings Inc Class A (a)	96,988	7,433,160
Gap Inc/The	77,670	1,511,458
Group 1 Automotive Inc (b)	12,410	5,114,782
Home Depot Inc/The	54,173	19,909,120
Lowe's Cos Inc	87,312	19,520,344
O'Reilly Automotive Inc (a)	25,850	2,541,572
Restoration Hardware Inc (a)	10,200	2,097,324
Ross Stores Inc	62,150	8,485,961
Sally Beauty Holdings Inc (a)	165,220	1,609,243
TJX Cos Inc/The	112,179	13,969,651
Ulta Beauty Inc (a)	6,430	3,311,514
Wayfair Inc Class A (a)	19,985	1,311,815
Williams-Sonoma Inc	40,800	7,631,640
		111,347,844
Textiles, Apparel & Luxury Goods - 5.1%
Capri Holdings Ltd (a)	71,700	1,304,223
Deckers Outdoor Corp (a)	40,892	4,341,504
NIKE Inc Class B	126,072	9,416,318
PVH Corp	39,739	2,917,637
Tapestry Inc	71,004	7,670,562
		25,650,244
TOTAL CONSUMER DISCRETIONARY		453,697,061

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Dollar Tree Inc (a)	42,124	4,783,181
Performance Food Group Co (a)	9,611	964,944
		5,748,125
Materials - 1.0%
Construction Materials - 1.0%
James Hardie Industries PLC ADR (a)	17,476	453,327
James Hardie Industries PLC depository receipt (a)	165,917	4,354,898
		4,808,225
TOTAL UNITED STATES		464,253,411
TOTAL COMMON STOCKS (Cost $241,060,156)		499,580,427

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	1,582,187	1,582,504
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	3,872,813	3,873,200
TOTAL MONEY MARKET FUNDS (Cost $5,455,704)			5,455,704

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $246,515,860)	505,036,131
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,450,507)
NET ASSETS - 100.0%	502,585,624

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	596,655	84,706,790	83,720,941	71,327	-	-	1,582,504	1,582,187	0.0%
Fidelity Securities Lending Cash Central Fund	3,858,000	94,178,856	94,163,656	5,155	-	-	3,873,200	3,872,813	0.0%
Total	4,454,655	178,885,646	177,884,597	76,482	-	-	5,455,704

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	489,024,077	488,086,266	937,811	-
Consumer Staples	5,748,125	5,748,125	-	-
Materials	4,808,225	453,327	4,354,898	-

Money Market Funds	5,455,704	5,455,704	-	-
Total Investments in Securities:	505,036,131	499,743,422	5,292,709	-
Fidelity Advisor® Consumer Discretionary Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $3,791,780) - See accompanying schedule:
Unaffiliated issuers (cost $241,060,156)	$499,580,427
Fidelity Central Funds (cost $5,455,704)	5,455,704

Total Investment in Securities (cost $246,515,860)		$505,036,131
Foreign currency held at value (cost $20,959)		20,543
Receivable for investments sold		10,675,751
Receivable for fund shares sold		112,203
Dividends receivable		142,806
Distributions receivable from Fidelity Central Funds		9,311
Prepaid expenses		80
Other receivables		3,790
Total assets		516,000,615
Liabilities
Payable for investments purchased	$8,854,028
Payable for fund shares redeemed	276,556
Accrued management fee	287,207
Distribution and service plan fees payable	84,414
Other payables and accrued expenses	39,586
Collateral on securities loaned	3,873,200
Total liabilities		13,414,991
Net Assets		$502,585,624
Net Assets consist of:
Paid in capital		$224,179,150
Total accumulated earnings (loss)		278,406,474
Net Assets		$502,585,624

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($217,962,040 ÷ 4,701,125 shares)(a)		$46.36
Maximum offering price per share (100/94.25 of $46.36)		$49.19
Class M :
Net Asset Value and redemption price per share ($35,354,943 ÷ 844,458 shares)(a)		$41.87
Maximum offering price per share (100/96.50 of $41.87)		$43.39
Class C :
Net Asset Value and offering price per share ($28,312,952 ÷ 840,128 shares)(a)		$33.70
Class I :
Net Asset Value, offering price and redemption price per share ($165,061,252 ÷ 3,189,601 shares)		$51.75
Class Z :
Net Asset Value, offering price and redemption price per share ($55,894,437 ÷ 1,071,527 shares)		$52.16
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$3,518,382
Income from Fidelity Central Funds (including $5,155 from security lending)		76,482
Total income		3,594,864
Expenses
Management fee	$3,311,863
Distribution and service plan fees	1,034,363
Custodian fees and expenses	11,559
Independent trustees' fees and expenses	1,949
Registration fees	81,441
Audit fees	59,559
Legal	4,220
Miscellaneous	13,397
Total expenses		4,518,351
Net Investment income (loss)		(923,487)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	34,555,388
Foreign currency transactions	10,209
Total net realized gain (loss)		34,565,597
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	30,227,445
Assets and liabilities in foreign currencies	25
Total change in net unrealized appreciation (depreciation)		30,227,470
Net gain (loss)		64,793,067
Net increase (decrease) in net assets resulting from operations		$63,869,580
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(923,487)	$(862,291)
Net realized gain (loss)	34,565,597	46,224,901
Change in net unrealized appreciation (depreciation)	30,227,470	8,840,836
Net increase (decrease) in net assets resulting from operations	63,869,580	54,203,446
Distributions to shareholders	(28,535,068)	-

Share transactions - net increase (decrease)	(8,303,146)	(86,759,146)
Total increase (decrease) in net assets	27,031,366	(32,555,700)

Net Assets
Beginning of period	475,554,258	508,109,958
End of period	$502,585,624	$475,554,258

Financial Highlights
Fidelity Advisor® Consumer Discretionary Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.78	$37.68	$35.05	$45.74	$33.70
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.09)	(.09)	(.16)	(.20)
Net realized and unrealized gain (loss)	6.45	5.19	4.07	(7.62)	12.82
Total from investment operations	6.34	5.10	3.98	(7.78)	12.62
Distributions from net realized gain	(2.76)	-	(1.35)	(2.91)	(.58)
Total distributions	(2.76)	-	(1.35)	(2.91)	(.58)
Net asset value, end of period	$46.36	$42.78	$37.68	$35.05	$45.74
Total Return C,D	14.44%	13.54%	12.14%	(18.26)%	37.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.99%	1.01%	1.04%	1.01%	1.03%
Expenses net of fee waivers, if any	.99%	1.00%	1.04%	1.01%	1.03%
Expenses net of all reductions, if any	.99%	1.00%	1.04%	1.01%	1.03%
Net investment income (loss)	(.24)%	(.22)%	(.27)%	(.38)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$217,962	$222,157	$203,468	$188,092	$259,488
Portfolio turnover rate G	27%	25% H	43%	34%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.95	$34.40	$32.20	$42.23	$31.23
Income from Investment Operations
Net investment income (loss) A,B	(.21)	(.17)	(.16)	(.24)	(.29)
Net realized and unrealized gain (loss)	5.89	4.72	3.71	(7.02)	11.87
Total from investment operations	5.68	4.55	3.55	(7.26)	11.58
Distributions from net realized gain	(2.76)	-	(1.35)	(2.77)	(.58)
Total distributions	(2.76)	-	(1.35)	(2.77)	(.58)
Net asset value, end of period	$41.87	$38.95	$34.40	$32.20	$42.23
Total Return C,D	14.16%	13.23%	11.87%	(18.49)%	37.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.25%	1.28%	1.31%	1.28%	1.30%
Expenses net of fee waivers, if any	1.25%	1.27%	1.30%	1.27%	1.30%
Expenses net of all reductions, if any	1.25%	1.27%	1.30%	1.27%	1.29%
Net investment income (loss)	(.51)%	(.49)%	(.53)%	(.64)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,355	$35,773	$35,811	$35,219	$48,288
Portfolio turnover rate G	27%	25% H	43%	34%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.95	$28.35	$26.92	$35.82	$26.69
Income from Investment Operations
Net investment income (loss) A,B	(.33)	(.29)	(.25)	(.36)	(.40)
Net realized and unrealized gain (loss)	4.84	3.89	3.03	(5.87)	10.11
Total from investment operations	4.51	3.60	2.78	(6.23)	9.71
Distributions from net realized gain	(2.76)	-	(1.35)	(2.67)	(.58)
Total distributions	(2.76)	-	(1.35)	(2.67)	(.58)
Net asset value, end of period	$33.70	$31.95	$28.35	$26.92	$35.82
Total Return C,D	13.57%	12.70%	11.32%	(18.88)%	36.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.75%	1.77%	1.80%	1.77%	1.79%
Expenses net of fee waivers, if any	1.75%	1.76%	1.79%	1.76%	1.79%
Expenses net of all reductions, if any	1.75%	1.76%	1.79%	1.76%	1.79%
Net investment income (loss)	(1.00)%	(.99)%	(1.02)%	(1.13)%	(1.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$28,313	$31,369	$43,294	$54,035	$85,549
Portfolio turnover rate G	27%	25% H	43%	34%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$47.37	$41.61	$38.45	$49.91	$36.63
Income from Investment Operations
Net investment income (loss) A,B	.01	.02	- C	(.05)	(.10)
Net realized and unrealized gain (loss)	7.13	5.74	4.51	(8.36)	13.96
Total from investment operations	7.14	5.76	4.51	(8.41)	13.86
Distributions from net realized gain	(2.76)	-	(1.35)	(3.05)	(.58)
Total distributions	(2.76)	-	(1.35)	(3.05)	(.58)
Net asset value, end of period	$51.75	$47.37	$41.61	$38.45	$49.91
Total Return D	14.74%	13.84%	12.45%	(18.04)%	38.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73%	.75%	.77%	.75%	.77%
Expenses net of fee waivers, if any	.73%	.74%	.76%	.74%	.76%
Expenses net of all reductions, if any	.73%	.74%	.76%	.74%	.76%
Net investment income (loss)	.02%	.04%	.01%	(.11)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$165,061	$144,234	$139,088	$118,859	$259,846
Portfolio turnover rate G	27%	25% H	43%	34%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Discretionary Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$47.67	$41.82	$38.59	$50.10	$36.72
Income from Investment Operations
Net investment income (loss) A,B	.07	.07	.05	- C	(.04)
Net realized and unrealized gain (loss)	7.18	5.78	4.53	(8.38)	14.00
Total from investment operations	7.25	5.85	4.58	(8.38)	13.96
Distributions from net realized gain	(2.76)	-	(1.35)	(3.13)	(.58)
Total distributions	(2.76)	-	(1.35)	(3.13)	(.58)
Net asset value, end of period	$52.16	$47.67	$41.82	$38.59	$50.10
Total Return D	14.88%	13.99%	12.59%	(17.93)%	38.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.62%	.64%	.62%	.64%
Expenses net of fee waivers, if any	.60%	.62%	.64%	.62%	.64%
Expenses net of all reductions, if any	.60%	.62%	.64%	.62%	.64%
Net investment income (loss)	.15%	.16%	.13%	.01%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$55,894	$42,021	$86,450	$44,785	$87,644
Portfolio turnover rate G	27%	25% H	43%	34%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 9.4%
Energy - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Canadian Natural Resources Ltd	1,301,600	41,201,051
Cenovus Energy Inc	2,676,900	40,744,675
Imperial Oil Ltd (a)	76,100	6,345,144

TOTAL CANADA		88,290,870
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	70,300	1,314,509
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	349,356	2,500,541
UNITED KINGDOM - 3.2%
Energy - 3.2%
Energy Equipment & Services - 3.2%
Subsea 7 SA	54,900	1,071,587
TechnipFMC PLC	801,900	29,165,103

TOTAL UNITED KINGDOM		30,236,690
UNITED STATES - 86.8%
Energy - 82.4%
Energy Equipment & Services - 7.2%
Baker Hughes Co Class A	526,300	23,709,815
National Energy Services Reunited Corp (a)(b)	2,276,171	15,182,061
Schlumberger NV	866,318	29,281,548
		68,173,424
Oil, Gas & Consumable Fuels - 75.2%
Antero Resources Corp (b)	436,600	15,250,438
Cheniere Energy Inc	198,500	46,822,180
Chevron Corp	579,888	87,934,216
Chord Energy Corp	48,230	5,321,216
ConocoPhillips	281,050	26,795,307
Diamondback Energy Inc	182,600	27,145,316
Energy Transfer LP	2,560,500	46,191,420
EOG Resources Inc	34,686	4,163,014
Expand Energy Corp	107,200	11,232,416
Exxon Mobil Corp	2,093,371	233,703,939
Kinder Morgan Inc	170,800	4,792,648
Marathon Petroleum Corp	270,078	45,964,575
Northern Oil & Gas Inc	28,530	803,405
Occidental Petroleum Corp	476,700	20,946,198
Ovintiv Inc	451,900	18,609,242
Permian Resources Corp Class A	704,900	9,981,384
Phillips 66	98,418	12,162,496
Range Resources Corp	379,400	13,931,568
Targa Resources Corp	142,600	23,730,066
Valero Energy Corp	251,000	34,464,810
Williams Cos Inc/The	296,700	17,787,165
		707,733,019
TOTAL ENERGY		775,906,443

Utilities - 4.4%
Independent Power and Renewable Electricity Producers - 4.4%
Vistra Corp	196,800	41,040,672
TOTAL UNITED STATES		816,947,115
TOTAL COMMON STOCKS (Cost $533,821,432)		939,289,725

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	128,611	128,636
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	2,562,843	2,563,100
TOTAL MONEY MARKET FUNDS (Cost $2,691,735)			2,691,736

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $536,513,167)	941,981,461
NET OTHER ASSETS (LIABILITIES) - 0.0%	(405,436)
NET ASSETS - 100.0%	941,576,025

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,329,635	99,806,049	103,007,048	61,636	-	-	128,636	128,611	0.0%
Fidelity Securities Lending Cash Central Fund	18,242,180	576,179,721	591,858,802	59,946	-	1	2,563,100	2,562,843	0.0%
Total	21,571,815	675,985,770	694,865,850	121,582	-	1	2,691,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	898,249,053	898,249,053	-	-
Utilities	41,040,672	41,040,672	-	-

Money Market Funds	2,691,736	2,691,736	-	-
Total Investments in Securities:	941,981,461	941,981,461	-	-
Fidelity Advisor® Energy Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $2,394,100) - See accompanying schedule:
Unaffiliated issuers (cost $533,821,432)	$939,289,725
Fidelity Central Funds (cost $2,691,735)	2,691,736

Total Investment in Securities (cost $536,513,167)		$941,981,461
Cash		20
Foreign currency held at value (cost $50,501)		47,818
Receivable for investments sold		2,824,347
Receivable for fund shares sold		368,861
Dividends receivable		494,395
Distributions receivable from Fidelity Central Funds		3,998
Prepaid expenses		105
Other receivables		113,905
Total assets		945,834,910
Liabilities
Payable for fund shares redeemed	$841,483
Accrued management fee	541,106
Distribution and service plan fees payable	155,629
Other payables and accrued expenses	157,892
Collateral on securities loaned	2,562,775
Total liabilities		4,258,885
Net Assets		$941,576,025
Net Assets consist of:
Paid in capital		$672,233,763
Total accumulated earnings (loss)		269,342,262
Net Assets		$941,576,025

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($320,527,628 ÷ 6,984,688 shares)(a)		$45.89
Maximum offering price per share (100/94.25 of $45.89)		$48.69
Class M :
Net Asset Value and redemption price per share ($98,790,197 ÷ 2,096,031 shares)(a)		$47.13
Maximum offering price per share (100/96.50 of $47.13)		$48.84
Class C :
Net Asset Value and offering price per share ($57,129,809 ÷ 1,375,204 shares)(a)		$41.54
Class I :
Net Asset Value, offering price and redemption price per share ($368,758,274 ÷ 7,547,018 shares)		$48.86
Class Z :
Net Asset Value, offering price and redemption price per share ($96,370,117 ÷ 1,973,220 shares)		$48.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$28,716,847
Income from Fidelity Central Funds (including $59,946 from security lending)		121,582
Total income		28,838,429
Expenses
Management fee	$7,463,958
Distribution and service plan fees	2,036,362
Custodian fees and expenses	49,627
Independent trustees' fees and expenses	4,621
Registration fees	98,781
Audit fees	58,990
Legal	2,144
Interest	9,066
Miscellaneous	44,818
Total expenses		9,768,367
Net Investment income (loss)		19,070,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	54,359,376
Foreign currency transactions	56,650
Total net realized gain (loss)		54,416,026
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(156,255,034)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(2,273)
Total change in net unrealized appreciation (depreciation)		(156,257,306)
Net gain (loss)		(101,841,280)
Net increase (decrease) in net assets resulting from operations		$(82,771,218)
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,070,062	$21,340,728
Net realized gain (loss)	54,416,026	129,269,550
Change in net unrealized appreciation (depreciation)	(156,257,306)	(30,832,449)
Net increase (decrease) in net assets resulting from operations	(82,771,218)	119,777,829
Distributions to shareholders	(10,612,834)	(23,514,383)

Share transactions - net increase (decrease)	(276,497,525)	(146,093,812)
Total increase (decrease) in net assets	(369,881,577)	(49,830,366)

Net Assets
Beginning of period	1,311,457,602	1,361,287,968
End of period	$941,576,025	$1,311,457,602

Financial Highlights
Fidelity Advisor® Energy Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$48.92	$44.81	$39.49	$23.59	$16.59
Income from Investment Operations
Net investment income (loss) A,B	.75	.73	.96	.80	.65 C
Net realized and unrealized gain (loss)	(3.36)	4.26	5.26	15.68	6.94
Total from investment operations	(2.61)	4.99	6.22	16.48	7.59
Distributions from net investment income	(.42)	(.88)	(.90)	(.58)	(.59)
Total distributions	(.42)	(.88)	(.90)	(.58)	(.59)
Net asset value, end of period	$45.89	$48.92	$44.81	$39.49	$23.59
Total Return D,E	(5.27) %	11.44%	15.94%	71.12%	46.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98%	1.00%	1.01%	1.05%	1.11%
Expenses net of fee waivers, if any	.98%	.99%	1.01%	1.04%	1.11%
Expenses net of all reductions, if any	.98%	.99%	1.01%	1.04%	1.11%
Net investment income (loss)	1.67%	1.59%	2.29%	2.43%	3.15% C
Supplemental Data
Net assets, end of period (000 omitted)	$320,528	$397,263	$379,351	$361,023	$175,221
Portfolio turnover rate H	15%	31% I	21%	37%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.60%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.29	$46.03	$40.53	$24.20	$17.00
Income from Investment Operations
Net investment income (loss) A,B	.65	.63	.88	.73	.60 C
Net realized and unrealized gain (loss)	(3.45)	4.38	5.39	16.11	7.13
Total from investment operations	(2.80)	5.01	6.27	16.84	7.73
Distributions from net investment income	(.36)	(.75)	(.77)	(.51)	(.53)
Total distributions	(.36)	(.75)	(.77)	(.51)	(.53)
Net asset value, end of period	$47.13	$50.29	$46.03	$40.53	$24.20
Total Return D,E	(5.50) %	11.14%	15.64%	70.66%	46.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23%	1.25%	1.27%	1.31%	1.38%
Expenses net of fee waivers, if any	1.23%	1.24%	1.27%	1.31%	1.38%
Expenses net of all reductions, if any	1.23%	1.24%	1.27%	1.31%	1.38%
Net investment income (loss)	1.42%	1.34%	2.04%	2.16%	2.88% C
Supplemental Data
Net assets, end of period (000 omitted)	$98,790	$111,844	$109,406	$114,014	$62,519
Portfolio turnover rate H	15%	31% I	21%	37%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.34%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.53	$40.83	$36.08	$21.60	$15.23
Income from Investment Operations
Net investment income (loss) A,B	.38	.35	.59	.51	.45 C
Net realized and unrealized gain (loss)	(3.06)	3.90	4.80	14.38	6.38
Total from investment operations	(2.68)	4.25	5.39	14.89	6.83
Distributions from net investment income	(.31)	(.55)	(.64)	(.41)	(.46)
Total distributions	(.31)	(.55)	(.64)	(.41)	(.46)
Net asset value, end of period	$41.54	$44.53	$40.83	$36.08	$21.60
Total Return D,E	(5.98) %	10.61%	15.09%	69.86%	45.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.73%	1.74%	1.76%	1.79%	1.84%
Expenses net of fee waivers, if any	1.73%	1.74%	1.75%	1.78%	1.84%
Expenses net of all reductions, if any	1.73%	1.74%	1.75%	1.78%	1.84%
Net investment income (loss)	.92%	.85%	1.55%	1.69%	2.42% C
Supplemental Data
Net assets, end of period (000 omitted)	$57,130	$80,848	$94,348	$105,747	$56,068
Portfolio turnover rate H	15%	31% I	21%	37%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.88%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$51.96	$47.54	$41.83	$24.95	$17.51
Income from Investment Operations
Net investment income (loss) A,B	.93	.91	1.14	.97	.74 C
Net realized and unrealized gain (loss)	(3.57)	4.51	5.57	16.57	7.35
Total from investment operations	(2.64)	5.42	6.71	17.54	8.09
Distributions from net investment income	(.46)	(1.00)	(1.00)	(.66)	(.65)
Total distributions	(.46)	(1.00)	(1.00)	(.66)	(.65)
Net asset value, end of period	$48.86	$51.96	$47.54	$41.83	$24.95
Total Return D	(5.01) %	11.73%	16.25%	71.63%	47.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71%	.73%	.74%	.76%	.79%
Expenses net of fee waivers, if any	.71%	.72%	.74%	.76%	.79%
Expenses net of all reductions, if any	.71%	.72%	.74%	.76%	.79%
Net investment income (loss)	1.94%	1.86%	2.57%	2.71%	3.47% C
Supplemental Data
Net assets, end of period (000 omitted)	$368,758	$609,322	$511,737	$533,005	$177,248
Portfolio turnover rate G	15%	31% H	21%	37%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.93%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Energy Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$51.91	$47.46	$41.75	$24.91	$17.48
Income from Investment Operations
Net investment income (loss) A,B	.99	.97	1.19	1.02	.80 C
Net realized and unrealized gain (loss)	(3.57)	4.51	5.56	16.52	7.30
Total from investment operations	(2.58)	5.48	6.75	17.54	8.10
Distributions from net investment income	(.49)	(1.03)	(1.04)	(.70)	(.67)
Total distributions	(.49)	(1.03)	(1.04)	(.70)	(.67)
Net asset value, end of period	$48.84	$51.91	$47.46	$41.75	$24.91
Total Return D	(4.90) %	11.90%	16.40%	71.83%	47.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.60%	.62%	.63%	.65%
Expenses net of fee waivers, if any	.58%	.59%	.61%	.62%	.64%
Expenses net of all reductions, if any	.58%	.59%	.61%	.62%	.64%
Net investment income (loss)	2.07%	1.99%	2.69%	2.85%	3.62% C
Supplemental Data
Net assets, end of period (000 omitted)	$96,370	$112,181	$266,447	$263,802	$81,903
Portfolio turnover rate G	15%	31% H	21%	37%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.07%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 1.0%
Financials - 1.0%
Insurance - 1.0%
AUB Group Ltd	325,435	7,068,864
FRANCE - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Amundi SA (a)(b)	85,000	6,309,980
GRAND CAYMAN (UK OVERSEAS TER) - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
Patria Investments Ltd Class A (c)	420,000	5,859,000
MEXICO - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	1,763,541	3,782,288
PUERTO RICO - 1.2%
Financials - 1.2%
Banks - 1.2%
Popular Inc	70,471	8,074,567
UNITED KINGDOM - 2.5%
Financials - 2.5%
Insurance - 2.5%
Hiscox Ltd	569,100	9,710,438
Lancashire Holdings Ltd	855,366	7,071,541

TOTAL UNITED KINGDOM		16,781,979
UNITED STATES - 92.9%
Financials - 91.7%
Banks - 31.3%
Associated Banc-Corp	235,547	5,827,433
Bank of America Corp	798,756	37,757,196
BOK Financial Corp	67,000	6,802,510
Cadence Bank	72,124	2,513,520
Citigroup Inc	260,005	24,362,469
East West Bancorp Inc	49,800	4,992,450
Eastern Bankshares Inc	335,100	5,177,295
First Hawaiian Inc	150,700	3,654,475
First Interstate BancSystem Inc Class A	223,052	6,421,667
KeyCorp	284,000	5,089,280
M&T Bank Corp	57,188	10,791,376
Old National Bancorp/IN	312,333	6,593,350
TriCo Bancshares	109,500	4,502,640
Truist Financial Corp	276,300	12,077,073
UMB Financial Corp	69,745	7,671,253
United Community Banks Inc/GA	119,200	3,635,600
US Bancorp	273,400	12,292,064
Wells Fargo & Co	549,428	44,300,380
WesBanco Inc	120,400	3,627,652
Wintrust Financial Corp	20,466	2,619,238
Zions Bancorp NA	61,200	3,281,544
		213,990,465
Capital Markets - 22.4%
AllianceBernstein Holding LP	133,500	5,445,465
Bridge Investment Group Holdings Inc Class A	423,800	4,339,712
Carlyle Group Inc/The	126,800	7,691,688
Charles Schwab Corp/The	246,000	24,041,580
Lazard Inc	136,252	7,082,379
LPL Financial Holdings Inc	14,200	5,619,366
MarketAxess Holdings Inc	38,200	7,850,100
Moody's Corp	19,500	10,056,735
Morgan Stanley	116,900	16,653,574
Nasdaq Inc	154,300	14,846,746
Northern Trust Corp	71,500	9,295,000
Perella Weinberg Partners Class A	131,100	2,614,134
Raymond James Financial Inc	41,650	6,960,965
State Street Corp	160,700	17,958,225
Stifel Financial Corp	51,000	5,820,120
Virtu Financial Inc Class A	158,160	6,981,182
		153,256,971
Consumer Finance - 5.9%
Capital One Financial Corp	70,357	15,126,755
FirstCash Holdings Inc	79,971	10,659,335
OneMain Holdings Inc	90,900	5,253,111
SLM Corp	293,000	9,317,400
		40,356,601
Financial Services - 17.7%
Apollo Global Management Inc	95,700	13,907,124
Corebridge Financial Inc	102,401	3,641,380
Corpay Inc (d)	25,900	8,366,995
Fiserv Inc (d)	62,300	8,655,962
Mastercard Inc Class A	122,500	69,392,575
PayPal Holdings Inc (d)	105,900	7,281,684
Voya Financial Inc	143,800	10,066,000
		121,311,720
Insurance - 14.4%
American Financial Group Inc/OH	71,500	8,930,350
Arthur J Gallagher & Co	33,000	9,479,250
Assurant Inc	49,700	9,308,810
Baldwin Insurance Group Inc/The Class A (d)	167,504	6,170,847
Brown & Brown Inc	91,400	8,351,218
Chubb Ltd	67,000	17,824,680
First American Financial Corp	130,200	7,818,510
Reinsurance Group of America Inc	120,600	23,209,470
Selective Insurance Group Inc	90,800	7,079,676
		98,172,811
TOTAL FINANCIALS		627,088,568

Industrials - 1.2%
Professional Services - 1.2%
TransUnion	87,900	8,367,201
TOTAL UNITED STATES		635,455,769
TOTAL COMMON STOCKS (Cost $491,001,644)		683,332,447

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	1,494,196	1,494,495
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	530,647	530,700
TOTAL MONEY MARKET FUNDS (Cost $2,025,195)			2,025,195

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $493,026,839)	685,357,642
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,636,443)
NET ASSETS - 100.0%	683,721,199

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,309,980 or 0.9% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,309,980 or 0.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,868,007	143,097,699	143,471,211	114,322	-	-	1,494,495	1,494,196	0.0%
Fidelity Securities Lending Cash Central Fund	4,708,125	108,926,987	113,104,412	129,083	-	-	530,700	530,647	0.0%
Total	6,576,132	252,024,686	256,575,623	243,405	-	-	2,025,195

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	674,965,246	667,896,382	7,068,864	-
Industrials	8,367,201	8,367,201	-	-

Money Market Funds	2,025,195	2,025,195	-	-
Total Investments in Securities:	685,357,642	678,288,778	7,068,864	-
Fidelity Advisor® Financials Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $510,570) - See accompanying schedule:
Unaffiliated issuers (cost $491,001,644)	$683,332,447
Fidelity Central Funds (cost $2,025,195)	2,025,195

Total Investment in Securities (cost $493,026,839)		$685,357,642
Foreign currency held at value (cost $58,297)		58,297
Receivable for fund shares sold		305,657
Dividends receivable		203,920
Distributions receivable from Fidelity Central Funds		8,788
Prepaid expenses		140
Other receivables		2,530
Total assets		685,936,974
Liabilities
Payable for investments purchased	$605,417
Payable for fund shares redeemed	511,588
Accrued management fee	396,028
Distribution and service plan fees payable	124,157
Other payables and accrued expenses	47,885
Collateral on securities loaned	530,700
Total liabilities		2,215,775
Net Assets		$683,721,199
Net Assets consist of:
Paid in capital		$459,388,333
Total accumulated earnings (loss)		224,332,866
Net Assets		$683,721,199

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($262,933,634 ÷ 6,959,837 shares)(a)		$37.78
Maximum offering price per share (100/94.25 of $37.78)		$40.08
Class M :
Net Asset Value and redemption price per share ($90,286,540 ÷ 2,425,791 shares)(a)		$37.22
Maximum offering price per share (100/96.50 of $37.22)		$38.57
Class C :
Net Asset Value and offering price per share ($36,180,589 ÷ 1,039,755 shares)(a)		$34.80
Class I :
Net Asset Value, offering price and redemption price per share ($212,456,308 ÷ 5,415,840 shares)		$39.23
Class Z :
Net Asset Value, offering price and redemption price per share ($81,864,128 ÷ 2,087,921 shares)		$39.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$14,209,523
Income from Fidelity Central Funds (including $129,083 from security lending)		243,405
Total income		14,452,928
Expenses
Management fee	$4,252,428
Distribution and service plan fees	1,389,784
Custodian fees and expenses	21,313
Independent trustees' fees and expenses	2,357
Registration fees	99,348
Audit fees	56,354
Legal	839
Interest	2,230
Miscellaneous	18,032
Total expenses		5,842,685
Net Investment income (loss)		8,610,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	48,782,892
Foreign currency transactions	(27,330)
Total net realized gain (loss)		48,755,562
Change in net unrealized appreciation (depreciation) on investment securities		51,741,863
Net gain (loss)		100,497,425
Net increase (decrease) in net assets resulting from operations		$109,107,668
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,610,243	$8,063,454
Net realized gain (loss)	48,755,562	22,789,712
Change in net unrealized appreciation (depreciation)	51,741,863	79,119,055
Net increase (decrease) in net assets resulting from operations	109,107,668	109,972,221
Distributions to shareholders	(29,319,932)	(8,982,095)

Share transactions - net increase (decrease)	96,518,976	(66,836,659)
Total increase (decrease) in net assets	176,306,712	34,153,467

Net Assets
Beginning of period	507,414,487	473,261,020
End of period	$683,721,199	$507,414,487

Financial Highlights
Fidelity Advisor® Financials Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.88	$25.84	$26.31	$28.41	$18.00
Income from Investment Operations
Net investment income (loss) A,B	.47	.51	.51	.44	.42
Net realized and unrealized gain (loss)	6.11	7.17	.50	(1.32)	10.55
Total from investment operations	6.58	7.68	1.01	(.88)	10.97
Distributions from net investment income	(.44)	(.64)	(.45)	(.43)	(.45)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(1.68) C	(.64)	(1.48)	(1.22) C	(.56)
Net asset value, end of period	$37.78	$32.88	$25.84	$26.31	$28.41
Total Return D,E	20.42%	30.18%	4.17%	(3.40)%	61.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.03%	1.05%	1.03%	1.07%
Expenses net of fee waivers, if any	1.00%	1.03%	1.04%	1.03%	1.07%
Expenses net of all reductions, if any	1.00%	1.03%	1.04%	1.03%	1.06%
Net investment income (loss)	1.34%	1.83%	2.02%	1.55%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$262,934	$203,328	$169,271	$189,413	$181,251
Portfolio turnover rate H	49%	44% I	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.43	$25.49	$25.98	$28.08	$17.79
Income from Investment Operations
Net investment income (loss) A,B	.38	.44	.44	.37	.36
Net realized and unrealized gain (loss)	6.02	7.07	.49	(1.31)	10.44
Total from investment operations	6.40	7.51	.93	(.94)	10.80
Distributions from net investment income	(.36)	(.57)	(.39)	(.37)	(.39)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(1.61)	(.57)	(1.42)	(1.16) C	(.51) C
Net asset value, end of period	$37.22	$32.43	$25.49	$25.98	$28.08
Total Return D,E	20.10%	29.90%	3.88%	(3.63)%	61.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.24%	1.27%	1.29%	1.28%	1.32%
Expenses net of fee waivers, if any	1.24%	1.27%	1.28%	1.28%	1.32%
Expenses net of all reductions, if any	1.24%	1.27%	1.28%	1.28%	1.31%
Net investment income (loss)	1.10%	1.60%	1.78%	1.30%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$90,287	$76,611	$64,588	$69,176	$60,508
Portfolio turnover rate H	49%	44% I	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.43	$23.92	$24.44	$26.48	$16.80
Income from Investment Operations
Net investment income (loss) A,B	.19	.28	.30	.21	.22
Net realized and unrealized gain (loss)	5.64	6.64	.46	(1.23)	9.85
Total from investment operations	5.83	6.92	.76	(1.02)	10.07
Distributions from net investment income	(.22)	(.41)	(.25)	(.23)	(.28)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(1.46) C	(.41)	(1.28)	(1.02) C	(.39)
Net asset value, end of period	$34.80	$30.43	$23.92	$24.44	$26.48
Total Return D,E	19.53%	29.23%	3.38%	(4.13)%	60.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.78%	1.79%	1.79%	1.83%
Expenses net of fee waivers, if any	1.75%	1.77%	1.79%	1.78%	1.82%
Expenses net of all reductions, if any	1.75%	1.77%	1.79%	1.78%	1.82%
Net investment income (loss)	.59%	1.09%	1.27%	.80%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$36,181	$36,108	$41,339	$58,177	$57,856
Portfolio turnover rate H	49%	44% I	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$34.10	$26.77	$27.20	$29.32	$18.55
Income from Investment Operations
Net investment income (loss) A,B	.59	.61	.60	.54	.52
Net realized and unrealized gain (loss)	6.34	7.43	.52	(1.37)	10.86
Total from investment operations	6.93	8.04	1.12	(.83)	11.38
Distributions from net investment income	(.55)	(.71)	(.53)	(.50)	(.50)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(1.80)	(.71)	(1.55) C	(1.29) C	(.61)
Net asset value, end of period	$39.23	$34.10	$26.77	$27.20	$29.32
Total Return D	20.75%	30.52%	4.47%	(3.13)%	62.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.76%	.77%	.76%	.79%
Expenses net of fee waivers, if any	.72%	.75%	.77%	.76%	.79%
Expenses net of all reductions, if any	.72%	.75%	.77%	.76%	.78%
Net investment income (loss)	1.62%	2.11%	2.29%	1.82%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$212,456	$124,435	$110,244	$131,118	$118,424
Portfolio turnover rate G	49%	44% H	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Financials Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$34.07	$26.71	$27.16	$29.28	$18.53
Income from Investment Operations
Net investment income (loss) A,B	.64	.63	.63	.57	.54
Net realized and unrealized gain (loss)	6.33	7.44	.51	(1.37)	10.86
Total from investment operations	6.97	8.07	1.14	(.80)	11.40
Distributions from net investment income	(.58)	(.71)	(.57)	(.53)	(.54)
Distributions from net realized gain	(1.25)	-	(1.03)	(.80)	(.11)
Total distributions	(1.83)	(.71)	(1.59) C	(1.32) C	(.65)
Net asset value, end of period	$39.21	$34.07	$26.71	$27.16	$29.28
Total Return D	20.89%	30.73%	4.58%	(3.03)%	62.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.59%	.63%	.64%	.64%	.66%
Expenses net of fee waivers, if any	.59%	.62%	.64%	.63%	.66%
Expenses net of all reductions, if any	.59%	.62%	.64%	.63%	.65%
Net investment income (loss)	1.75%	2.24%	2.42%	1.95%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$81,864	$66,932	$87,819	$63,009	$49,214
Portfolio turnover rate G	49%	44% H	55%	40%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Health Care Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
BELGIUM - 2.0%
Health Care - 2.0%
Pharmaceuticals - 2.0%
UCB SA	300,000	65,202,462
CANADA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Xenon Pharmaceuticals Inc (b)	740,000	22,599,600
CHINA - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
BeOne Medicines Ltd ADR (b)	56,000	16,863,280
DENMARK - 2.3%
Health Care - 2.3%
Biotechnology - 2.3%
Ascendis Pharma A/S ADR (b)	428,000	74,258,000
GERMANY - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
BioNTech SE ADR (b)(c)	228,000	24,510,000
NETHERLANDS - 4.9%
Health Care - 4.9%
Biotechnology - 4.6%
Argenx SE ADR (b)(c)	157,500	105,576,975
Merus NV (b)	650,000	43,056,000
		148,632,975
Pharmaceuticals - 0.3%
Pharvaris NV (b)(c)	495,789	9,856,285
TOTAL NETHERLANDS		158,489,260
UNITED KINGDOM - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Immunocore Holdings PLC ADR (b)(c)	340,000	11,141,800
Mereo Biopharma Group PLC ADR (b)	725,534	1,226,152

TOTAL UNITED KINGDOM		12,367,952
UNITED STATES - 85.8%
Health Care - 85.8%
Biotechnology - 27.7%
AbbVie Inc	335,000	63,321,700
Acumen Pharmaceuticals Inc (b)	700,000	980,000
Akero Therapeutics Inc (b)	160,000	7,816,000
Alnylam Pharmaceuticals Inc (b)	318,000	124,732,320
Annexon Inc (b)	750,000	1,800,000
Apogee Therapeutics Inc (b)	39,416	1,508,056
Arcellx Inc (b)(c)	240,000	17,133,600
Avidity Biosciences Inc (b)	360,000	13,215,600
Caris Life Sciences Inc (d)	1,166,998	32,769,304
Cartesian Therapeutics Inc (b)	230,254	2,949,554
CG oncology Inc (b)(c)	400,000	10,676,000
Cidara Therapeutics Inc (b)	80,000	5,064,800
Cogent Biosciences Inc (b)	1,900,000	21,698,000
Crinetics Pharmaceuticals Inc (b)	745,280	21,307,555
Cytokinetics Inc (b)	485,000	18,255,400
Day One Biopharmaceuticals Inc (b)	600,000	4,026,000
Disc Medicine Inc (b)	320,000	19,123,200
Exact Sciences Corp (b)	1,350,000	63,382,500
Gilead Sciences Inc	528,000	59,289,120
Immunovant Inc (b)	560,000	9,004,800
Insmed Inc (b)	236,000	25,318,080
Jade Biosciences Inc	235,836	1,695,661
Janux Therapeutics Inc (b)	458,104	11,001,368
Legend Biotech Corp ADR (b)	2,080,000	81,265,600
Metsera Inc (c)	191,690	6,323,853
MoonLake Immunotherapeutics Class A (b)	260,000	13,114,400
Nurix Therapeutics Inc (b)	1,000,000	11,260,000
Nuvalent Inc Class A (b)	400,000	31,340,000
Oruka Therapeutics Inc (c)	629,689	8,557,474
Perspective Therapeutics Inc (b)	350,000	1,344,000
Revolution Medicines Inc (b)	360,000	13,417,200
Rezolute Inc (b)	1,600,000	9,520,000
Rhythm Pharmaceuticals Inc (b)	128,000	10,909,440
Scholar Rock Holding Corp (b)	59,135	2,190,952
Soleno Therapeutics Inc (b)	440,000	38,046,800
Spyre Therapeutics Inc (b)(c)	384,500	6,524,965
Stoke Therapeutics Inc (b)	690,000	8,866,500
Summit Therapeutics Inc (b)(c)	350,000	9,229,500
Ultragenyx Pharmaceutical Inc (b)	280,000	7,649,600
Upstream Bio Inc	630,000	9,645,300
Vaxcyte Inc (b)	630,000	21,388,500
Veracyte Inc (b)	800,000	18,808,000
Viking Therapeutics Inc (b)(c)	600,000	19,542,000
Viridian Therapeutics Inc (b)	1,581,200	27,702,624
Zenas Biopharma Inc	59,615	936,551
		893,651,877
Health Care Equipment & Supplies - 27.6%
Boston Scientific Corp (b)	2,460,000	258,103,200
Edwards Lifesciences Corp (b)	815,000	64,637,650
Glaukos Corp (b)	70,000	6,026,300
Inspire Medical Systems Inc (b)	154,000	19,179,160
Insulet Corp (b)	335,000	96,614,000
Intuitive Surgical Inc (b)	54,000	25,978,860
Kestra Medical Technologies Ltd	362,040	5,973,660
Masimo Corp (b)	805,000	123,800,950
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(e)(f)	9,982	121,181
Outset Medical Inc (b)	750,000	12,045,000
Penumbra Inc (b)	628,000	158,425,560
PROCEPT BioRobotics Corp (b)(c)	375,000	18,191,250
Shoulder Innovations Inc (d)(f)	256,191	3,855,675
Shoulder Innovations Inc	54,500	820,225
Stryker Corp	242,000	95,040,660
		888,813,331
Health Care Providers & Services - 10.0%
agilon health Inc (b)	6,966,293	12,469,664
Astrana Health Inc (b)	330,000	7,873,800
BrightSpring Health Services Inc (b)(c)	2,080,000	42,952,000
Cigna Group/The	56,000	14,973,280
CVS Health Corp	1,325,000	82,282,500
LifeStance Health Group Inc (b)	2,080,000	8,278,400
Omada Health Inc (d)	485,651	8,508,606
Privia Health Group Inc (b)	1,600,000	31,232,000
Surgery Partners Inc (b)	1,020,000	22,389,000
UnitedHealth Group Inc	360,000	89,841,600
		320,800,850
Health Care Technology - 3.6%
Evolent Health Inc Class A (b)	819,272	8,233,684
Phreesia Inc (b)	650,000	17,524,000
Veeva Systems Inc Class A (b)	270,000	76,734,000
Waystar Holding Corp (b)	325,000	12,018,500
		114,510,184
Life Sciences Tools & Services - 9.7%
10X Genomics Inc Class A (b)	1,040,000	13,988,000
Bruker Corp	420,000	16,140,600
Danaher Corp	970,000	191,245,200
IQVIA Holdings Inc (b)	204,000	37,915,440
Repligen Corp (b)	200,000	23,414,000
Thermo Fisher Scientific Inc	67,000	31,334,560
		314,037,800
Pharmaceuticals - 7.2%
Contineum Therapeutics Inc Class A (b)	280,000	1,652,000
Eli Lilly & Co	228,000	168,735,960
Enliven Therapeutics Inc (b)(c)	690,000	12,978,900
Ocular Therapeutix Inc (b)	149,448	1,730,608
Rapport Therapeutics Inc (b)(c)	159,600	2,291,856
Royalty Pharma PLC Class A	1,000,000	36,800,000
Structure Therapeutics Inc ADR (b)(c)	480,000	8,544,000
		232,733,324
TOTAL UNITED STATES		2,764,547,366
TOTAL COMMON STOCKS (Cost $2,085,602,881)		3,138,837,920

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc 0% (e)(f)(g)	1,933,200	2,193,602
Health Care - 0.1%
Health Care Technology - 0.1%
Wugen Inc 10% 12/31/2199 (e)(f)	1,433,586	1,706,397
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (e)(f)	1,101,674	1,407,609
TOTAL HEALTH CARE		3,114,006

TOTAL UNITED STATES		5,307,608
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $4,774,395)		5,307,608

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA Series D-7 (e)(f)	2,164,613	1,255,476
Kardium Inc/CA Series D-7 (e)(f)	450,354	261,205

TOTAL CANADA		1,516,681
CHINA - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (b)(e)(f)	205,024	1,640,192
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (b)(e)(f)	7,391,153	5,691,188
UNITED STATES - 1.5%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc Series E (b)(e)(f)	542,142	2,754,081
Saluda Medical Inc Series E-1 (e)(f)	239,441	1,989,755
		4,743,836
Health Care - 1.3%
Biotechnology - 0.7%
Asimov Inc Series B (b)(e)(f)	67,547	1,806,207
Cleerly Inc Series C (b)(e)(f)	882,089	9,958,785
Element Biosciences Inc Series C (b)(e)(f)	376,690	3,265,903
Element Biosciences Inc Series D (b)(e)(f)	246,623	1,536,461
Element Biosciences Inc Series D1 (b)(e)(f)	246,623	1,536,461
ElevateBio LLC Series C (b)(e)(f)	163,300	321,701
Endeavor BioMedicines Inc Series C (b)(e)(f)	863,746	4,508,754
		22,934,272
Health Care Equipment & Supplies - 0.2%
Medical Microinstruments Inc/Italy Series C (b)(e)(f)	199,633	6,681,717
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(e)(f)(h)	327,591	1,336,571
Health Care Technology - 0.3%
Aledade Inc Series B1 (b)(e)(f)	130,618	4,584,692
Aledade Inc Series E1 (b)(e)(f)	46,526	1,633,063
Candid Therapeutics Series B (e)(f)	1,956,465	1,936,900
Wugen Inc Series B (b)(e)(f)	300,054	450,081
		8,604,736
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(e)(f)	2,552,870	1,838,066
Galvanize Therapeutics Series C-1 (e)(f)	3,668,545	1,614,159
		3,452,225
TOTAL HEALTH CARE		43,009,521

Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (e)(f)	695,694	2,309,704
TOTAL UNITED STATES		50,063,061
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,053,417)		58,911,122

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Kardium Inc/CA 10% 12/31/2026 (e)(f)	7,138,632	9,253,888
UNITED STATES - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
HeartFlow Inc 0% (e)(f)(g)	5,650,200	6,323,139
TOTAL PREFERRED SECURITIES (Cost $12,788,832)		15,577,027

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	8,127,191	8,128,816
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	114,137,024	114,148,438
TOTAL MONEY MARKET FUNDS (Cost $122,277,254)			122,277,254

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $2,318,496,779)	3,340,910,931
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(118,338,143)
NET ASSETS - 100.0%	3,222,572,788

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $45,133,585 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $83,772,613 or 2.6% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	5,001,455

Aledade Inc Series E1	5/20/22	2,317,665

Asimov Inc Series B	10/29/21	6,260,303

Candid Therapeutics Series B	8/27/24	2,347,758

Cleerly Inc Series C	7/08/22	10,391,538

dMed Biopharmaceutical Co Ltd Series C	12/01/20	2,911,986

Element Biosciences Inc Series C	6/21/21	7,743,503

Element Biosciences Inc Series D	6/28/24	1,934,338

Element Biosciences Inc Series D1	6/28/24	1,934,338

ElevateBio LLC Series C	3/09/21	685,044

Endeavor BioMedicines Inc Series C	4/22/24	5,635,597

Galvanize Therapeutics 10% 2/28/2027	7/07/25	1,407,609

Galvanize Therapeutics Series B	3/29/22	4,419,746

Galvanize Therapeutics Series C-1	7/07/25	1,614,160

HeartFlow Inc 0%	3/26/25	5,650,200

InSightec Ltd Series G	6/17/24	6,561,866

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 6/30/25	7,138,632

Kardium Inc/CA Series D-7	5/31/24 - 3/31/25	1,050,768

Kardium Inc/CA Series D-7	5/31/24 - 3/31/25	70,060

Manus Bio Inc Series One-6	3/30/21	7,297,324

Medical Microinstruments Inc/Italy Series C	2/16/24	6,654,507

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Saluda Medical Inc 0%	1/03/25	1,933,200

Saluda Medical Inc Series E	4/06/23	4,377,146

Saluda Medical Inc Series E-1	4/06/23	1,933,199

Shoulder Innovations Inc	7/18/25	3,646,300

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	9,402,913

Wugen Inc 10% 12/31/2199	6/14/24	1,433,586

Wugen Inc Series B	7/09/21	2,326,889

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

Omada Health Inc	12/3/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,058,921	720,178,357	721,108,462	669,511	-	-	8,128,816	8,127,191	0.0%
Fidelity Securities Lending Cash Central Fund	204,662,086	491,024,598	581,538,246	987,506	-	-	114,148,438	114,137,024	0.4%
Total	213,721,007	1,211,202,955	1,302,646,708	1,657,017	-	-	122,277,254

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	3,138,837,920	3,138,716,739	-	121,181

Convertible Corporate Bonds
Financials	2,193,602	-	-	2,193,602
Health Care	3,114,006	-	-	3,114,006

Convertible Preferred Stocks
Financials	4,743,836	-	-	4,743,836
Health Care	51,857,582	-	-	51,857,582
Materials	2,309,704	-	-	2,309,704

Preferred Securities
Health Care	15,577,027	-	-	15,577,027

Money Market Funds	122,277,254	122,277,254	-	-
Total Investments in Securities:	3,340,910,931	3,260,993,993	-	79,916,938
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	3,130,877	-	8,583,763	1,563,490	(13,156,949)	-	-	-	121,181	(1,098)
Convertible Preferred Stocks	74,276,923	(73,082)	5,553,087	14,356,429	(35,202,235)	-	-	-	58,911,122	(13,610,797)
Convertible Corporate Bonds	3,643,149	939,168	406,250	3,340,809	(3,021,768)	-	-	-	5,307,608	500,384
Preferred Securities	7,682,374	-	2,671,350	6,344,131	(1,120,828)	-	-	-	15,577,027	2,671,350

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Fidelity Advisor® Health Care Fund
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $157,615,044) - See accompanying schedule:
Unaffiliated issuers (cost $2,196,219,525)	$3,218,633,677
Fidelity Central Funds (cost $122,277,254)	122,277,254

Total Investment in Securities (cost $2,318,496,779)		$3,340,910,931
Cash		3,866
Foreign currency held at value (cost $880,334)		903,239
Receivable for investments sold		14,160,574
Receivable for fund shares sold		594,781
Dividends receivable		2,783,173
Interest receivable		371,212
Distributions receivable from Fidelity Central Funds		189,114
Prepaid expenses		363
Total assets		3,359,917,253
Liabilities
Payable for investments purchased	$14,768,072
Payable for fund shares redeemed	6,055,707
Accrued management fee	1,808,687
Distribution and service plan fees payable	480,866
Other payables and accrued expenses	84,572
Collateral on securities loaned	114,146,561
Total liabilities		137,344,465
Net Assets		$3,222,572,788
Net Assets consist of:
Paid in capital		$1,972,004,895
Total accumulated earnings (loss)		1,250,567,893
Net Assets		$3,222,572,788

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,131,992,172 ÷ 21,274,115 shares)(a)		$53.21
Maximum offering price per share (100/94.25 of $53.21)		$56.46
Class M :
Net Asset Value and redemption price per share ($237,799,634 ÷ 4,974,169 shares)(a)		$47.81
Maximum offering price per share (100/96.50 of $47.81)		$49.54
Class C :
Net Asset Value and offering price per share ($163,698,196 ÷ 4,407,805 shares)(a)		$37.14
Class I :
Net Asset Value, offering price and redemption price per share ($1,324,127,172 ÷ 22,004,157 shares)		$60.18
Class Z :
Net Asset Value, offering price and redemption price per share ($364,955,614 ÷ 6,030,001 shares)		$60.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$22,098,808
Interest		98,565
Income from Fidelity Central Funds (including $987,506 from security lending)		1,657,017
Total income		23,854,390
Expenses
Management fee	$26,404,412
Distribution and service plan fees	6,943,782
Custodian fees and expenses	109,256
Independent trustees' fees and expenses	17,217
Registration fees	127,973
Audit fees	57,096
Legal	5,053
Interest	73,890
Miscellaneous	55,069
Total expenses		33,793,748
Net Investment income (loss)		(9,939,358)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	472,587,443
Foreign currency transactions	15,836
Total net realized gain (loss)		472,603,279
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(691,231,317)
Unfunded commitments	(3,804,424)
Assets and liabilities in foreign currencies	83,709
Total change in net unrealized appreciation (depreciation)		(694,952,032)
Net gain (loss)		(222,348,753)
Net increase (decrease) in net assets resulting from operations		$(232,288,111)
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,939,358)	$(10,109,111)
Net realized gain (loss)	472,603,279	306,778,453
Change in net unrealized appreciation (depreciation)	(694,952,032)	(39,300,835)
Net increase (decrease) in net assets resulting from operations	(232,288,111)	257,368,507
Distributions to shareholders	(441,537,070)	-

Share transactions - net increase (decrease)	(719,185,180)	(1,313,714,176)
Total increase (decrease) in net assets	(1,393,010,361)	(1,056,345,669)

Net Assets
Beginning of period	4,615,583,149	5,671,928,818
End of period	$3,222,572,788	$4,615,583,149

Consolidated Financial Highlights
Fidelity Advisor® Health Care Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$63.72	$59.73	$57.59	$69.58	$61.07
Income from Investment Operations
Net investment income (loss) A,B	(.20)	(.19)	(.24)	(.26)	(.26)
Net realized and unrealized gain (loss)	(3.45)	4.18	2.38	(7.58)	12.55
Total from investment operations	(3.65)	3.99	2.14	(7.84)	12.29
Distributions from net investment income	-	-	-	-	(.16)
Distributions from net realized gain	(6.86)	-	-	(4.15)	(3.62)
Total distributions	(6.86)	-	-	(4.15)	(3.78)
Net asset value, end of period	$53.21	$63.72	$59.73	$57.59	$69.58
Total Return C,D	(6.40) %	6.68%	3.72%	(11.90)%	20.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.93%	.97%	.98%	.97%	.98%
Expenses net of fee waivers, if any	.93%	.96%	.97%	.97%	.98%
Expenses net of all reductions, if any	.93%	.96%	.97%	.97%	.98%
Net investment income (loss)	(.34)%	(.32)%	(.42)%	(.42)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,131,992	$1,437,683	$1,535,212	$1,488,238	$1,735,235
Portfolio turnover rate G	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.09	$54.58	$52.76	$64.25	$56.62
Income from Investment Operations
Net investment income (loss) A,B	(.32)	(.31)	(.36)	(.38)	(.39)
Net realized and unrealized gain (loss)	(3.10)	3.82	2.18	(6.96)	11.61
Total from investment operations	(3.42)	3.51	1.82	(7.34)	11.22
Distributions from net investment income	-	-	-	-	(.02)
Distributions from net realized gain	(6.86)	-	-	(4.15)	(3.57)
Total distributions	(6.86)	-	-	(4.15)	(3.59)
Net asset value, end of period	$47.81	$58.09	$54.58	$52.76	$64.25
Total Return C,D	(6.64) %	6.43%	3.45%	(12.12)%	20.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.18%	1.22%	1.23%	1.22%	1.23%
Expenses net of fee waivers, if any	1.18%	1.22%	1.23%	1.22%	1.23%
Expenses net of all reductions, if any	1.18%	1.22%	1.23%	1.22%	1.23%
Net investment income (loss)	(.59)%	(.57)%	(.67)%	(.67)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$237,800	$301,382	$315,963	$330,452	$402,175
Portfolio turnover rate G	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$46.87	$44.26	$43.00	$53.40	$47.63
Income from Investment Operations
Net investment income (loss) A,B	(.46)	(.46)	(.51)	(.55)	(.58)
Net realized and unrealized gain (loss)	(2.41)	3.07	1.77	(5.70)	9.71
Total from investment operations	(2.87)	2.61	1.26	(6.25)	9.13
Distributions from net realized gain	(6.86)	-	-	(4.15)	(3.36)
Total distributions	(6.86)	-	-	(4.15)	(3.36)
Net asset value, end of period	$37.14	$46.87	$44.26	$43.00	$53.40
Total Return C,D	(7.10) %	5.90%	2.93%	(12.56)%	19.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.68%	1.71%	1.73%	1.72%	1.73%
Expenses net of fee waivers, if any	1.68%	1.70%	1.73%	1.72%	1.73%
Expenses net of all reductions, if any	1.68%	1.70%	1.73%	1.72%	1.73%
Net investment income (loss)	(1.09)%	(1.06)%	(1.17)%	(1.17)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$163,698	$265,779	$365,165	$501,742	$697,626
Portfolio turnover rate G	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$71.00	$66.37	$63.83	$76.48	$66.81
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.04)	(.10)	(.11)	(.10)
Net realized and unrealized gain (loss)	(3.90)	4.67	2.64	(8.39)	13.76
Total from investment operations	(3.96)	4.63	2.54	(8.50)	13.66
Distributions from net investment income	-	-	-	-	(.30)
Distributions from net realized gain	(6.86)	-	-	(4.15)	(3.69)
Total distributions	(6.86)	-	-	(4.15)	(3.99)
Net asset value, end of period	$60.18	$71.00	$66.37	$63.83	$76.48
Total Return C	(6.17) %	6.98%	3.98%	(11.68)%	21.01%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.68%	.70%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.68%	.70%	.71%	.71%	.72%
Expenses net of all reductions, if any	.68%	.70%	.71%	.71%	.72%
Net investment income (loss)	(.09)%	(.05)%	(.16)%	(.16)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,324,127	$2,031,441	$2,593,539	$2,743,740	$3,410,787
Portfolio turnover rate F	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Health Care Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$71.29	$66.56	$63.93	$76.55	$66.88
Income from Investment Operations
Net investment income (loss) A,B	.02	.06	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	(3.93)	4.67	2.65	(8.38)	13.77
Total from investment operations	(3.91)	4.73	2.63	(8.41)	13.76
Distributions from net investment income	-	-	-	-	(.37)
Distributions from net realized gain	(6.86)	-	-	(4.21)	(3.73)
Total distributions	(6.86)	-	-	(4.21)	(4.09) C
Net asset value, end of period	$60.52	$71.29	$66.56	$63.93	$76.55
Total Return D	(6.07) %	7.11%	4.11%	(11.56)%	21.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.56%	.56%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.56%	.56%	.59%	.59%	.60%
Expenses net of all reductions, if any	.56%	.56%	.59%	.59%	.59%
Net investment income (loss)	.03%	.08%	(.03)%	(.04)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$364,956	$579,298	$862,051	$817,321	$952,460
Portfolio turnover rate G	52%	37%	47%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Industrials Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
UNITED STATES - 99.2%
Industrials - 98.1%
Aerospace & Defense - 27.9%
Axon Enterprise Inc (a)	20,400	15,411,996
Boeing Co (a)	174,964	38,814,014
GE Aerospace	234,237	63,496,966
General Dynamics Corp	44,300	13,804,323
HEICO Corp Class A	38,900	10,039,701
Howmet Aerospace Inc	253,358	45,546,168
Loar Holdings Inc (a)	500	36,955
Rocket Lab Corp (b)	42,400	1,947,008
RTX Corp	53,800	8,477,266
StandardAero Inc	3,000	85,650
TransDigm Group Inc	16,514	26,562,108
		224,222,155
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	12,600	1,453,032
Building Products - 7.9%
Carlisle Cos Inc (b)	22,824	8,095,901
Johnson Controls International plc	113,057	11,870,985
Simpson Manufacturing Co Inc (b)	47,379	8,501,214
Trane Technologies PLC	79,700	34,914,976
		63,383,076
Commercial Services & Supplies - 4.6%
Cintas Corp	94,900	21,119,995
Waste Connections Inc (United States) (b)	86,800	16,202,956
		37,322,951
Construction & Engineering - 3.4%
Comfort Systems USA Inc	12,400	8,720,920
Quanta Services Inc	45,100	18,316,463
		27,037,383
Electrical Equipment - 15.9%
AMETEK Inc	112,334	20,764,940
Eaton Corp PLC (b)	86,816	33,399,852
GE Vernova Inc	92,859	61,313,869
Regal Rexnord Corp	42,405	6,482,876
Vertiv Holdings Co Class A	45,200	6,581,120
		128,542,657
Ground Transportation - 8.1%
CSX Corp	70,783	2,515,628
Knight-Swift Transportation Holdings Inc (b)	222,600	9,460,500
Old Dominion Freight Line Inc	59,400	8,865,450
Uber Technologies Inc (a)	221,800	19,462,950
Union Pacific Corp	70,700	15,693,279
XPO Inc (a)(b)	78,400	9,430,736
		65,428,543
Industrial Conglomerates - 1.9%
3M Co (b)	104,900	15,653,178
Machinery - 20.2%
Allison Transmission Holdings Inc	23,700	2,134,659
Caterpillar Inc	23,400	10,249,668
Chart Industries Inc (a)	37,400	7,436,242
Deere & Co	47,800	25,064,886
Dover Corp	106,000	19,200,840
Ingersoll Rand Inc	291,843	24,698,673
ITT Inc	134,309	22,827,158
Parker-Hannifin Corp	44,813	32,798,635
RBC Bearings Inc (a)	3,800	1,471,891
Westinghouse Air Brake Technologies Corp	90,700	17,418,935
		163,301,587
Professional Services - 2.3%
KBR Inc (b)	133,300	6,230,442
Leidos Holdings Inc	79,600	12,708,140
		18,938,582
Trading Companies & Distributors - 5.7%
Core & Main Inc Class A (a)	171,500	10,914,260
United Rentals Inc (b)	22,600	19,954,444
Watsco Inc	12,900	5,816,352
WW Grainger Inc	8,800	9,147,952
		45,833,008
TOTAL INDUSTRIALS		791,116,152

Materials - 1.1%
Construction Materials - 1.1%
Eagle Materials Inc	22,100	4,956,809
James Hardie Industries PLC ADR (a)	160,072	4,152,268
		9,109,077
TOTAL UNITED STATES		800,225,229
TOTAL COMMON STOCKS (Cost $500,240,347)		800,225,229

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	9,675,057	9,676,992
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	18,792,785	18,794,664
TOTAL MONEY MARKET FUNDS (Cost $28,471,656)			28,471,656

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $528,712,003)	828,696,885
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(21,814,754)
NET ASSETS - 100.0%	806,882,131

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,941,600	159,490,452	152,755,060	175,713	-	-	9,676,992	9,675,057	0.0%
Fidelity Securities Lending Cash Central Fund	10,896,975	307,684,912	299,787,223	6,602	-	-	18,794,664	18,792,785	0.1%
Total	13,838,575	467,175,364	452,542,283	182,315	-	-	28,471,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	791,116,152	791,116,152	-	-
Materials	9,109,077	9,109,077	-	-

Money Market Funds	28,471,656	28,471,656	-	-
Total Investments in Securities:	828,696,885	828,696,885	-	-
Fidelity Advisor® Industrials Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $17,773,759) - See accompanying schedule:
Unaffiliated issuers (cost $500,240,347)	$800,225,229
Fidelity Central Funds (cost $28,471,656)	28,471,656

Total Investment in Securities (cost $528,712,003)		$828,696,885
Receivable for investments sold		6,062,118
Receivable for fund shares sold		1,079,526
Dividends receivable		201,200
Distributions receivable from Fidelity Central Funds		20,250
Prepaid expenses		147
Total assets		836,060,126
Liabilities
Payable for investments purchased	$9,384,065
Payable for fund shares redeemed	373,841
Accrued management fee	445,598
Distribution and service plan fees payable	135,184
Other payables and accrued expenses	44,643
Collateral on securities loaned	18,794,664
Total liabilities		29,177,995
Net Assets		$806,882,131
Net Assets consist of:
Paid in capital		$496,867,333
Total accumulated earnings (loss)		310,014,798
Net Assets		$806,882,131

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($355,052,753 ÷ 6,430,922 shares)(a)		$55.21
Maximum offering price per share (100/94.25 of $55.21)		$58.58
Class M :
Net Asset Value and redemption price per share ($84,708,181 ÷ 1,604,601 shares)(a)		$52.79
Maximum offering price per share (100/96.50 of $52.79)		$54.70
Class C :
Net Asset Value and offering price per share ($35,335,522 ÷ 804,127 shares)(a)		$43.94
Class I :
Net Asset Value, offering price and redemption price per share ($263,765,447 ÷ 4,357,225 shares)		$60.54
Class Z :
Net Asset Value, offering price and redemption price per share ($68,020,228 ÷ 1,123,780 shares)		$60.53
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$4,860,907
Special dividends		551,062
Income from Fidelity Central Funds (including $6,602 from security lending)		182,315
Total income		5,594,284
Expenses
Management fee	$4,441,200
Distribution and service plan fees	1,429,316
Custodian fees and expenses	12,916
Independent trustees' fees and expenses	2,507
Registration fees	91,732
Audit fees	55,009
Legal	1,941
Interest	1,695
Miscellaneous	16,114
Total expenses		6,052,430
Net Investment income (loss)		(458,146)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	26,573,267
Total net realized gain (loss)		26,573,267
Change in net unrealized appreciation (depreciation) on investment securities		129,514,452
Net gain (loss)		156,087,719
Net increase (decrease) in net assets resulting from operations		$155,629,573
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(458,146)	$281,065
Net realized gain (loss)	26,573,267	24,765,828
Change in net unrealized appreciation (depreciation)	129,514,452	93,441,973
Net increase (decrease) in net assets resulting from operations	155,629,573	118,488,866
Distributions to shareholders	(24,480,680)	(39,770,362)

Share transactions - net increase (decrease)	93,722,990	(55,430,353)
Total increase (decrease) in net assets	224,871,883	23,288,151

Net Assets
Beginning of period	582,010,248	558,722,097
End of period	$806,882,131	$582,010,248

Financial Highlights
Fidelity Advisor® Industrials Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$45.68	$39.24	$34.23	$45.64	$33.85
Income from Investment Operations
Net investment income (loss) A,B	(.06) C	.01 D	(.05) E	(.14)	(.17)
Net realized and unrealized gain (loss)	11.43	9.77	6.24	(2.62)	12.20
Total from investment operations	11.37	9.78	6.19	(2.76)	12.03
Distributions from net investment income	(.08)	-	(.02)	-	-
Distributions from net realized gain	(1.76)	(3.34)	(1.16)	(8.65)	(.24)
Total distributions	(1.84)	(3.34)	(1.18)	(8.65)	(.24)
Net asset value, end of period	$55.21	$45.68	$39.24	$34.23	$45.64
Total Return F,G	25.70%	26.64%	18.68%	(7.79)%	35.63%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.98%	1.00%	1.03%	1.02%	1.03%
Expenses net of fee waivers, if any	.98%	1.00%	1.03%	1.01%	1.03%
Expenses net of all reductions, if any	.98%	1.00%	1.03%	1.01%	1.01%
Net investment income (loss)	(.12)% C	.02% D	(.13)% E	(.35)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$355,053	$275,457	$226,370	$214,576	$264,130
Portfolio turnover rate J	29%	29% K	189% K	106%	205%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.20)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.10)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.25)%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.74	$37.77	$33.05	$44.31	$32.96
Income from Investment Operations
Net investment income (loss) A,B	(.17) C	(.09) D	(.13) E	(.23)	(.27)
Net realized and unrealized gain (loss)	10.94	9.36	6.01	(2.53)	11.86
Total from investment operations	10.77	9.27	5.88	(2.76)	11.59
Distributions from net realized gain	(1.72)	(3.30)	(1.16)	(8.50)	(.24)
Total distributions	(1.72)	(3.30)	(1.16)	(8.50)	(.24)
Net asset value, end of period	$52.79	$43.74	$37.77	$33.05	$44.31
Total Return F,G	25.40%	26.30%	18.39%	(8.03)%	35.25%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.23%	1.25%	1.29%	1.27%	1.29%
Expenses net of fee waivers, if any	1.23%	1.25%	1.28%	1.27%	1.29%
Expenses net of all reductions, if any	1.23%	1.25%	1.28%	1.27%	1.27%
Net investment income (loss)	(.37)% C	(.23)% D	(.38)% E	(.60)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$84,708	$67,472	$54,175	$49,501	$56,680
Portfolio turnover rate J	29%	29% K	189% K	106%	205%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.35)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.51)%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.87	$32.48	$28.72	$39.46	$29.52
Income from Investment Operations
Net investment income (loss) A,B	(.34) C	(.24) D	(.26) E	(.37)	(.41)
Net realized and unrealized gain (loss)	9.13	7.93	5.18	(2.19)	10.59
Total from investment operations	8.79	7.69	4.92	(2.56)	10.18
Distributions from net realized gain	(1.72)	(3.30)	(1.16)	(8.18)	(.24)
Total distributions	(1.72)	(3.30)	(1.16)	(8.18)	(.24)
Net asset value, end of period	$43.94	$36.87	$32.48	$28.72	$39.46
Total Return F,G	24.73%	25.68%	17.81%	(8.48)%	34.58%
Ratios to Average Net Assets A,H,I
Expenses before reductions	1.74%	1.76%	1.79%	1.77%	1.79%
Expenses net of fee waivers, if any	1.74%	1.76%	1.78%	1.77%	1.79%
Expenses net of all reductions, if any	1.74%	1.76%	1.78%	1.77%	1.77%
Net investment income (loss)	(.88)% C	(.74)% D	(.89)% E	(1.10)%	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,336	$33,930	$33,293	$37,417	$55,576
Portfolio turnover rate J	29%	29% K	189% K	106%	205%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.96)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.86)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.01)%.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.94	$42.55	$36.95	$48.64	$35.97
Income from Investment Operations
Net investment income (loss) A,B	.08 C	.13 D	.05 E	(.03)	(.06)
Net realized and unrealized gain (loss)	12.53	10.65	6.77	(2.84)	12.97
Total from investment operations	12.61	10.78	6.82	(2.87)	12.91
Distributions from net investment income	(.24)	-	(.06)	-	-
Distributions from net realized gain	(1.76)	(3.39)	(1.16)	(8.82)	(.24)
Total distributions	(2.01) F	(3.39)	(1.22)	(8.82)	(.24)
Net asset value, end of period	$60.54	$49.94	$42.55	$36.95	$48.64
Total Return G	26.05%	26.97%	19.02%	(7.55)%	35.98%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.71%	.74%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.71%	.73%	.76%	.75%	.76%
Expenses net of all reductions, if any	.71%	.73%	.76%	.75%	.74%
Net investment income (loss)	.15% C	.29% D	.14% E	(.08)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$263,765	$157,455	$140,764	$145,849	$248,090
Portfolio turnover rate J	29%	29% K	189% K	106%	205%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Industrials Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.95	$42.52	$36.91	$48.61	$35.90
Income from Investment Operations
Net investment income (loss) A,B	.14 C	.18 D	.10 E	.02	- F
Net realized and unrealized gain (loss)	12.52	10.65	6.75	(2.83)	12.95
Total from investment operations	12.66	10.83	6.85	(2.81)	12.95
Distributions from net investment income	(.32)	-	(.08)	-	-
Distributions from net realized gain	(1.76)	(3.40)	(1.16)	(8.89)	(.24)
Total distributions	(2.08)	(3.40)	(1.24)	(8.89)	(.24)
Net asset value, end of period	$60.53	$49.95	$42.52	$36.91	$48.61
Total Return G	26.20%	27.12%	19.14%	(7.42)%	36.16%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.59%	.61%	.64%	.63%	.64%
Expenses net of fee waivers, if any	.59%	.61%	.63%	.62%	.64%
Expenses net of all reductions, if any	.59%	.61%	.63%	.62%	.62%
Net investment income (loss)	.27% C	.41% D	.26% E	.04%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$68,020	$47,696	$104,120	$23,974	$50,167
Portfolio turnover rate J	29%	29% K	189% K	106%	205%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .19%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
FAmount represents less than $.005 per share.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Semiconductors Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 91.3%
	Shares	Value ($)
ISRAEL - 2.3%
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Nova Ltd (b)(c)	306,532	80,492,238
JAPAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Allegro MicroSystems Inc (c)	1,745,614	54,829,736
Kioxia Holdings Corp (c)	712,600	11,607,313

TOTAL JAPAN		66,437,049
NETHERLANDS - 6.4%
Information Technology - 6.4%
Semiconductors & Semiconductor Equipment - 6.4%
NXP Semiconductors NV	1,069,675	228,664,425
TAIWAN - 7.1%
Information Technology - 7.1%
Semiconductors & Semiconductor Equipment - 7.1%
Silicon Motion Technology Corp ADR	418,000	31,993,720
Taiwan Semiconductor Manufacturing Co Ltd ADR	915,929	221,306,765

TOTAL TAIWAN		253,300,485
UNITED STATES - 73.6%
Information Technology - 73.6%
Electronic Equipment, Instruments & Components - 0.0%
Aeva Technologies Inc (c)	23,620	440,277
Semiconductors & Semiconductor Equipment - 70.8%
Advanced Micro Devices Inc (c)	38,500	6,787,935
Astera Labs Inc (c)	611,501	83,610,532
Broadcom Inc	1,453,417	426,868,573
Entegris Inc	176,000	13,808,960
GlobalFoundries Inc (c)	3,109,783	116,274,786
Impinj Inc (c)	198,259	30,646,876
Intel Corp	1,323,915	26,213,517
Lam Research Corp	1,830,160	173,572,374
Lattice Semiconductor Corp (c)	102,528	5,108,970
MACOM Technology Solutions Holdings Inc (c)	410,092	56,240,017
Marvell Technology Inc	2,166,588	174,128,678
Micron Technology Inc	1,530,401	167,027,965
Monolithic Power Systems Inc	242,185	172,251,659
NVIDIA Corp	4,971,336	884,251,534
ON Semiconductor Corp (c)	3,044,757	171,602,505
Synaptics Inc (c)	140,821	8,829,477
Wolfspeed Inc (b)(c)	54,700	82,050
		2,517,306,408
Software - 0.0%
Celestial AI Inc (d)(e)	3,908	66,397
Technology Hardware, Storage & Peripherals - 2.8%
Western Digital Corp	1,274,468	100,287,887
TOTAL UNITED STATES		2,618,100,969
TOTAL COMMON STOCKS (Cost $1,604,625,376)		3,246,995,166

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (d)(e)	21,300	1,173,843
ISRAEL - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (d)(e)	199,700	1,577,630
Element Labs Inc Series B (d)(e)	88,900	779,653

TOTAL ISRAEL		2,357,283
UNITED STATES - 0.5%
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (c)(d)(e)	11,132	146,497
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	1,740	129,073
Tenstorrent Holdings Inc Series D1 (c)(d)(e)	21,358	1,678,312
Tenstorrent Holdings Inc Series D2 (c)(d)(e)	1,019	77,271
		2,031,153
Industrials - 0.0%
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	248,000	1,986,480
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Frore Systems Inc Series C (c)(d)(e)	143,630	2,341,169
Menlo Microsystems Inc Series C (c)(d)(e)	79,800	43,890
		2,385,059
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (c)(d)(e)	48,363	1,278,234
Alif Semiconductor Series D (d)(e)	48,000	1,350,241
Danger Devices Inc Series B (d)(e)	1,157,700	1,041,930
Retym Inc Series C (c)(d)(e)	55,074	574,422
Retym Inc Series D (d)(e)	13,663	150,156
SiMa Technologies Inc Series B (c)(d)(e)	30,638	190,875
SiMa Technologies Inc Series B1 (c)(d)(e)	18,145	132,458
		4,718,316
Software - 0.1%
Celestial AI Inc Series A (d)(e)	24,922	423,425
Celestial AI Inc Series B (d)(e)	18,753	318,613
Celestial AI Inc Series C1 (d)(e)	75,119	1,276,272
Lyte Ai Inc Series B (d)(e)	34,117	385,863
		2,404,173
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (c)(d)(e)	32,553	2,155,009
Lightmatter Inc Series C2 (c)(d)(e)	5,113	344,616
Lightmatter Inc Series D (d)(e)	23,200	1,889,408
		4,389,033
TOTAL INFORMATION TECHNOLOGY		13,896,581

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(d)(e)	18,335	483,677
TOTAL UNITED STATES		18,397,891
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,636,929)		21,929,017

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	49,811	58,439
SiMa Technologies Inc 7.5% 12/31/2027 (d)(e)	561,000	562,519

TOTAL PREFERRED SECURITIES (Cost $610,811)		620,958

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	126,045,742	126,070,951
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	46,772,963	46,777,640
TOTAL MONEY MARKET FUNDS (Cost $172,848,591)			172,848,591

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $1,796,721,707)	3,442,393,732
NET OTHER ASSETS (LIABILITIES) - 3.2%	115,450,605
NET ASSETS - 100.0%	3,557,844,337

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,616,372 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	142,053

Alif Semiconductor Series C	3/08/22	981,698

Alif Semiconductor Series D	4/11/25	1,296,821

Celestial AI Inc	2/25/25	57,900

Celestial AI Inc Series A	2/25/25	369,237

Celestial AI Inc Series B	2/25/25	277,839

Celestial AI Inc Series C1	2/25/25	1,309,339

Danger Devices Inc Series B	3/05/25	1,042,509

Diamond Foundry Inc Series C	3/15/21	440,040

Element Labs Inc Series A	2/11/25	736,613

Element Labs Inc Series B	6/27/25	780,444

Empower Semiconductor Inc Series D	6/27/25	1,990,398

Frore Systems Inc Series C	5/10/24	2,308,192

Lightmatter Inc Series C1	5/19/23	535,718

Lightmatter Inc Series C2	12/18/23	132,947

Lightmatter Inc Series D	10/11/24	1,861,348

Lyte Ai Inc Series B	8/13/24	432,812

Menlo Microsystems Inc Series C	2/09/22	105,775

Retym Inc Series C	5/17/23 - 6/20/23	428,575

Retym Inc Series D	1/29/25	144,650

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 7/05/25	49,811

SiMa Technologies Inc 7.5% 12/31/2027	7/18/25	561,000

SiMa Technologies Inc Series B	5/10/21	157,093

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	128,664

Taalas Inc Series B	2/19/25	1,169,655

Tenstorrent Holdings Inc Series C1	4/23/21	103,509

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	1,683,575

Tenstorrent Holdings Inc Series D2	7/17/24	77,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	483	1,243,437,039	1,117,366,571	2,144,974	-	-	126,070,951	126,045,742	0.2%
Fidelity Securities Lending Cash Central Fund	80,711,425	622,267,284	656,201,069	389,585	-	-	46,777,640	46,772,963	0.2%
Total	80,711,908	1,865,704,323	1,773,567,640	2,534,559	-	-	172,848,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	3,246,995,166	3,235,321,456	11,607,313	66,397

Convertible Preferred Stocks
Financials	2,031,153	-	-	2,031,153
Industrials	4,343,763	-	-	4,343,763
Information Technology	15,070,424	-	-	15,070,424
Materials	483,677	-	-	483,677

Preferred Securities
Information Technology	620,958	-	-	620,958

Money Market Funds	172,848,591	172,848,591	-	-
Total Investments in Securities:	3,442,393,732	3,408,170,047	11,607,313	22,616,372
Fidelity Advisor® Semiconductors Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $43,939,682) - See accompanying schedule:
Unaffiliated issuers (cost $1,623,873,116)	$3,269,545,141
Fidelity Central Funds (cost $172,848,591)	172,848,591

Total Investment in Securities (cost $1,796,721,707)		$3,442,393,732
Receivable for investments sold		170,642,292
Receivable for fund shares sold		3,428,928
Distributions receivable from Fidelity Central Funds		157,609
Prepaid expenses		561
Total assets		3,616,623,122
Liabilities
Payable for investments purchased	$7,295,782
Payable for fund shares redeemed	2,172,978
Accrued management fee	1,893,895
Distribution and service plan fees payable	588,835
Other payables and accrued expenses	49,655
Collateral on securities loaned	46,777,640
Total liabilities		58,778,785
Net Assets		$3,557,844,337
Net Assets consist of:
Paid in capital		$1,880,646,260
Total accumulated earnings (loss)		1,677,198,077
Net Assets		$3,557,844,337

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,426,840,851 ÷ 14,808,539 shares)(a)		$96.35
Maximum offering price per share (100/94.25 of $96.35)		$102.23
Class M :
Net Asset Value and redemption price per share ($232,409,705 ÷ 2,604,775 shares)(a)		$89.22
Maximum offering price per share (100/96.50 of $89.22)		$92.46
Class C :
Net Asset Value and offering price per share ($253,114,649 ÷ 3,373,927 shares)(a)		$75.02
Class I :
Net Asset Value, offering price and redemption price per share ($1,326,260,453 ÷ 12,620,367 shares)		$105.09
Class Z :
Net Asset Value, offering price and redemption price per share ($319,218,679 ÷ 3,025,986 shares)		$105.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$14,992,393
Income from Fidelity Central Funds (including $389,585 from security lending)		2,534,559
Total income		17,526,952
Expenses
Management fee	$18,962,310
Distribution and service plan fees	5,955,165
Custodian fees and expenses	39,214
Independent trustees' fees and expenses	11,289
Registration fees	172,211
Audit fees	49,823
Legal	2,655
Interest	7,571
Miscellaneous	67,061
Total expenses before reductions	25,267,299
Expense reductions	(1,287)
Total expenses after reductions		25,266,012
Net Investment income (loss)		(7,739,060)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	150,110,040
Foreign currency transactions	(18,778)
Total net realized gain (loss)		150,091,262
Change in net unrealized appreciation (depreciation) on investment securities		490,424,491
Net gain (loss)		640,515,753
Net increase (decrease) in net assets resulting from operations		$632,776,693
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,739,060)	$(5,211,730)
Net realized gain (loss)	150,091,262	100,769,422
Change in net unrealized appreciation (depreciation)	490,424,491	572,951,806
Net increase (decrease) in net assets resulting from operations	632,776,693	668,509,498
Distributions to shareholders	(193,954,623)	(51,832,290)

Share transactions - net increase (decrease)	420,804,956	649,803,004
Total increase (decrease) in net assets	859,627,026	1,266,480,212

Net Assets
Beginning of period	2,698,217,311	1,431,737,099
End of period	$3,557,844,337	$2,698,217,311

Financial Highlights
Fidelity Advisor® Semiconductors Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$83.81	$62.13	$42.85	$46.29	$29.79
Income from Investment Operations
Net investment income (loss) A,B	(.26)	(.22)	(.05)	(.13)	(.08)
Net realized and unrealized gain (loss)	18.56	23.97	20.53	(.83)	18.29
Total from investment operations	18.30	23.75	20.48	(.96)	18.21
Distributions from net investment income	-	-	-	-	(.04)
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.48)	(1.67)
Total distributions	(5.76)	(2.07)	(1.20)	(2.48)	(1.71)
Net asset value, end of period	$96.35	$83.81	$62.13	$42.85	$46.29
Total Return C,D	22.69%	39.52%	49.31%	(3.21)%	62.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	.97%	1.01%	1.01%	1.04%
Expenses net of fee waivers, if any	.94%	.96%	1.00%	1.01%	1.04%
Expenses net of all reductions, if any	.94%	.96%	1.00%	1.01%	1.03%
Net investment income (loss)	(.32)%	(.31)%	(.10)%	(.27)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,426,841	$1,056,998	$581,690	$319,402	$279,755
Portfolio turnover rate G	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$78.19	$58.24	$40.34	$43.75	$28.25
Income from Investment Operations
Net investment income (loss) A,B	(.43)	(.37)	(.15)	(.23)	(.17)
Net realized and unrealized gain (loss)	17.22	22.39	19.25	(.76)	17.31
Total from investment operations	16.79	22.02	19.10	(.99)	17.14
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.42)	(1.64)
Total distributions	(5.76)	(2.07)	(1.20)	(2.42)	(1.64)
Net asset value, end of period	$89.22	$78.19	$58.24	$40.34	$43.75
Total Return C,D	22.38%	39.18%	48.95%	(3.43)%	61.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.19%	1.21%	1.25%	1.26%	1.30%
Expenses net of fee waivers, if any	1.19%	1.21%	1.25%	1.25%	1.30%
Expenses net of all reductions, if any	1.19%	1.21%	1.25%	1.25%	1.29%
Net investment income (loss)	(.57)%	(.56)%	(.35)%	(.52)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$232,410	$176,276	$94,006	$48,499	$49,963
Portfolio turnover rate G	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$66.90	$50.38	$35.24	$38.59	$25.18
Income from Investment Operations
Net investment income (loss) A,B	(.69)	(.60)	(.31)	(.40)	(.31)
Net realized and unrealized gain (loss)	14.57	19.19	16.65	(.61)	15.35
Total from investment operations	13.88	18.59	16.34	(1.01)	15.04
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.34)	(1.63)
Total distributions	(5.76)	(2.07)	(1.20)	(2.34)	(1.63)
Net asset value, end of period	$75.02	$66.90	$50.38	$35.24	$38.59
Total Return C,D	21.78%	38.46%	48.18%	(3.93)%	61.17%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.69%	1.72%	1.76%	1.76%	1.79%
Expenses net of fee waivers, if any	1.69%	1.71%	1.76%	1.76%	1.79%
Expenses net of all reductions, if any	1.69%	1.71%	1.76%	1.76%	1.79%
Net investment income (loss)	(1.07)%	(1.07)%	(.86)%	(1.03)%	(.97)%
Supplemental Data
Net assets, end of period (000 omitted)	$253,115	$221,749	$129,390	$88,592	$86,217
Portfolio turnover rate G	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$90.71	$66.91	$45.93	$49.39	$31.68
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.05)	.08	(.01)	.03
Net realized and unrealized gain (loss)	20.20	25.92	22.10	(.92)	19.47
Total from investment operations	20.14	25.87	22.18	(.93)	19.50
Distributions from net investment income	-	-	-	-	(.12)
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.53)	(1.67)
Total distributions	(5.76)	(2.07)	(1.20)	(2.53)	(1.79)
Net asset value, end of period	$105.09	$90.71	$66.91	$45.93	$49.39
Total Return C	23.00%	39.87%	49.71%	(2.96)%	62.86%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.72%	.74%	.75%	.77%
Expenses net of fee waivers, if any	.69%	.71%	.74%	.74%	.77%
Expenses net of all reductions, if any	.69%	.71%	.74%	.74%	.76%
Net investment income (loss)	(.07)%	(.07)%	.16%	(.01)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,326,260	$1,016,505	$530,775	$309,873	$257,502
Portfolio turnover rate F	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Semiconductors Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$90.94	$66.99	$45.93	$49.35	$31.65
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.14	.06	.08
Net realized and unrealized gain (loss)	20.27	25.98	22.12	(.92)	19.45
Total from investment operations	20.31	26.02	22.26	(.86)	19.53
Distributions from net investment income	-	-	-	-	(.16)
Distributions from net realized gain	(5.76)	(2.07)	(1.20)	(2.56)	(1.67)
Total distributions	(5.76)	(2.07)	(1.20)	(2.56)	(1.83)
Net asset value, end of period	$105.49	$90.94	$66.99	$45.93	$49.35
Total Return C	23.14%	40.05%	49.89%	(2.83)%	63.06%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.57%	.60%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.57%	.59%	.62%	.62%	.64%
Expenses net of all reductions, if any	.57%	.59%	.62%	.62%	.64%
Net investment income (loss)	.05%	.05%	.28%	.11%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$319,219	$226,689	$95,876	$47,782	$26,856
Portfolio turnover rate F	65%	30%	40%	32%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Technology Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 94.7%
	Shares	Value ($)
CANADA - 1.7%
Information Technology - 1.7%
IT Services - 1.7%
Shopify Inc Class A (United States) (b)	1,082,900	132,341,209
CHINA - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	387,462	4
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (c)(d)	465,470	1,672,477
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	111,528	152,793
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	9,410	2,010,886
NETHERLANDS - 4.1%
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
ASML Holding NV	68,100	47,647,508
NXP Semiconductors NV	1,299,145	277,718,227

TOTAL NETHERLANDS		325,365,735
TAIWAN - 2.3%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	387,462	0
Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co Ltd	4,711,000	180,960,901
TOTAL TAIWAN		180,960,901
UNITED KINGDOM - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (c)(d)	8,250	8,601,368
UNITED STATES - 86.6%
Communication Services - 0.8%
Entertainment - 0.8%
Netflix Inc (b)	57,466	66,626,080
Consumer Discretionary - 1.1%
Broadline Retail - 0.9%
Amazon.com Inc (b)	320,400	75,008,844
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (b)	110,300	14,604,823
TOTAL CONSUMER DISCRETIONARY		89,613,667

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)	29,110	1,396,407
Industrials - 2.1%
Aerospace & Defense - 0.0%
Relativity Space Inc (b)(c)	6,703	7,105
Ground Transportation - 2.1%
CreateAI Holdings Inc Class A (b)	86,300	25,225
Lyft Inc Class A (b)	713,642	10,033,807
Uber Technologies Inc (b)	1,771,074	155,411,744
		165,470,776
TOTAL INDUSTRIALS		165,477,881

Information Technology - 82.6%
Communications Equipment - 4.0%
Cisco Systems Inc	4,703,200	320,193,856
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	737,022	78,500,213
IT Services - 3.8%
CoreWeave Inc Class A (e)	462,000	52,728,060
CoreWeave Inc Class A (c)(e)	29,997	3,423,557
Okta Inc Class A (b)	1,215,130	118,839,714
Snowflake Inc (b)	568,133	126,977,726
		301,969,057
Semiconductors & Semiconductor Equipment - 37.8%
Astera Labs Inc (b)	439,171	60,047,850
Broadcom Inc	566,500	166,381,050
GlobalFoundries Inc (b)	4,102,104	153,377,669
Marvell Technology Inc	3,536,864	284,257,760
Micron Technology Inc	1,293,062	141,124,787
NVIDIA Corp	11,112,230	1,976,532,350
ON Semiconductor Corp (b)	4,228,705	238,329,814
		3,020,051,280
Software - 23.9%
Atlassian Corp Class A (b)	134,300	25,756,054
Autodesk Inc (b)	59,500	18,035,045
Celestial AI Inc (c)(d)	9,192	156,172
Crowdstrike Holdings Inc Class A (b)	80,000	36,365,600
CyberArk Software Ltd (b)	190,000	78,179,300
Datadog Inc Class A (b)	1,168,186	163,522,676
Figma Inc Class A	19,500	2,252,250
HubSpot Inc (b)	153,303	79,663,904
Manhattan Associates Inc (b)	533,615	117,213,871
Microsoft Corp	1,918,300	1,023,413,050
Monday.com Ltd (b)	71,224	18,681,343
OpenAI Global LLC rights (b)(c)(d)	3,749,900	5,512,353
Palantir Technologies Inc Class A (b)	635,000	100,552,250
Salesforce Inc	87,839	22,691,449
Servicenow Inc (b)	192,834	181,865,602
Zscaler Inc (b)(f)	135,600	38,721,936
		1,912,582,855
Technology Hardware, Storage & Peripherals - 12.1%
Apple Inc	3,595,516	746,321,256
Sandisk Corp/DE	527,981	22,660,944
Seagate Technology Holdings PLC	401,355	63,016,749
Western Digital Corp	1,737,043	136,687,914
		968,686,863
TOTAL INFORMATION TECHNOLOGY		6,601,984,124

TOTAL UNITED STATES		6,925,098,159
TOTAL COMMON STOCKS (Cost $3,406,070,124)		7,576,203,532

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d) (Cost $147,191)	147,191	103,372

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (b)(c)(d)	26,036	6,108,306
INDIA - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series E-1 (c)(d)	204,360	300,409
Meesho Series F (c)(d)	2,844,636	4,181,615
		4,482,024
Information Technology - 0.1%
Software - 0.1%
Pine Labs Ltd/India Series 1 (c)(d)	1,112,422	3,997,035
Pine Labs Ltd/India Series A (c)(d)	278,010	998,916
Pine Labs Ltd/India Series B (c)(d)	302,428	1,086,652
Pine Labs Ltd/India Series B2 (c)(d)	244,562	878,734
Pine Labs Ltd/India Series C (c)(d)	455,041	1,635,004
Pine Labs Ltd/India Series C1 (c)(d)	95,892	344,548
Pine Labs Ltd/India Series D (c)(d)	102,505	368,310
		9,309,199
TOTAL INDIA		13,791,223
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	101,300	130,677
Xsight Labs Ltd Series F (c)(d)	371,759	1,565,105

TOTAL ISRAEL		1,695,782
UNITED STATES - 1.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	500	123,960
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	14,100	528,750
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	35,600	468,496
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	12,823	951,210
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	50,147	3,940,551
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	4,547	344,799
		5,705,056
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp Series E (b)(c)(d)	9,477,386	2,937,989
Vast Data Ltd Series A (b)(c)(d)	30,141	730,618
Vast Data Ltd Series A1 (b)(c)(d)	74,185	1,798,244
Vast Data Ltd Series A2 (b)(c)(d)	85,337	2,068,569
Vast Data Ltd Series B (b)(c)(d)	67,904	1,645,993
Vast Data Ltd Series C (b)(c)(d)	1,979	47,971
Vast Data Ltd Series E (b)(c)(d)	64,886	1,572,837
		10,802,221
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	227,400	8,313,744
Semiconductors & Semiconductor Equipment - 0.1%
Retym Inc Series C (b)(c)(d)	139,441	1,454,370
Retym Inc Series D (c)(d)	34,592	380,166
SiMa Technologies Inc Series B (b)(c)(d)	231,000	1,439,130
SiMa Technologies Inc Series B1 (b)(c)(d)	100,683	734,986
		4,008,652
Software - 1.2%
Anthropic PBC Series B (b)(c)(d)	190,100	28,037,849
Anthropic PBC Series D (b)(c)(d)	195,705	30,167,926
Celestial AI Inc Series A (c)(d)	58,616	995,886
Celestial AI Inc Series B (c)(d)	44,107	749,377
Celestial AI Inc Series C1 (c)(d)	176,683	3,001,844
Databricks Inc Series G (b)(c)(d)	37,800	4,401,432
Databricks Inc Series H (b)(c)(d)	99,786	11,619,082
Databricks Inc Series I (b)(c)(d)	1,265	147,297
Databricks Inc Series J (c)(d)	38,610	4,495,748
Runway AI Inc Series D (c)(d)	538,270	6,755,289
		90,371,730
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	82,421	5,456,271
Lightmatter Inc Series C2 (b)(c)(d)	12,946	872,560
Lightmatter Inc Series D (c)(d)	54,900	4,471,056
		10,799,887
TOTAL INFORMATION TECHNOLOGY		124,296,234

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	151,757	4,003,350
TOTAL UNITED STATES		134,657,350
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $94,333,170)		156,252,661

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(g)	526,698	277,921
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	338,672	352,294
TOTAL INFORMATION TECHNOLOGY		630,215

TOTAL PREFERRED SECURITIES (Cost $865,370)		630,215

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	206,365,523	206,406,796
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	29,347	29,350
TOTAL MONEY MARKET FUNDS (Cost $206,436,146)			206,436,146

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $3,707,852,001)	7,939,625,926
NET OTHER ASSETS (LIABILITIES) - 0.8%	60,340,162
NET ASSETS - 100.0%	7,999,966,088

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,928,618 or 2.2% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $56,151,617 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	454,284

Anthropic PBC Series B	3/22/24	5,932,010

Anthropic PBC Series D	5/31/24	5,872,031

ByteDance Ltd Series E1	11/18/20	2,852,873

Celestial AI Inc	2/25/25	136,186

Celestial AI Inc Series A	2/25/25	868,437

Celestial AI Inc Series B	2/25/25	653,476

Celestial AI Inc Series C1	2/25/25	3,079,620

Databricks Inc Series G	2/01/21	2,234,836

Databricks Inc Series H	8/31/21	7,332,688

Databricks Inc Series I	9/14/23	92,978

Databricks Inc Series J	12/17/24	3,571,425

Diamond Foundry Inc Series C	3/15/21	3,642,168

Discord Inc Series I	9/15/21	275,312

Enevate Corp 10% 5/12/2199	11/12/24	147,191

Enevate Corp 6%	11/02/23 - 10/31/24	526,698

Enevate Corp Series E	1/29/21	10,507,436

GoBrands Inc Series G	3/02/21	3,521,014

Lightmatter Inc Series C1	5/19/23	1,356,386

Lightmatter Inc Series C2	12/18/23	336,619

Lightmatter Inc Series D	10/11/24	4,404,654

Meesho Series E-1	4/18/24	190,736

Meesho Series F	9/21/21	3,572,929

OpenAI Global LLC rights	9/30/24	3,749,900

Pine Labs Ltd/India	6/30/21	1,364,971

Pine Labs Ltd/India Series 1	6/30/21	3,261,709

Pine Labs Ltd/India Series A	6/30/21	815,375

Pine Labs Ltd/India Series B	6/30/21	886,964

Pine Labs Ltd/India Series B2	6/30/21	717,313

Pine Labs Ltd/India Series C	6/30/21	1,334,396

Pine Labs Ltd/India Series C1	6/30/21	281,439

Pine Labs Ltd/India Series D	6/30/21	300,828

Retym Inc Series C	5/17/23 - 6/20/23	1,085,102

Retym Inc Series D	1/29/25	366,226

Revolut Group Holdings Ltd	12/27/24	7,175,427

Runway AI Inc Series D	9/06/24	5,835,803

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 7/05/25	338,672

SiMa Technologies Inc Series B	5/10/21	1,184,429

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	713,933

Tenstorrent Holdings Inc Series C1	4/23/21	762,398

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	3,952,910

Tenstorrent Holdings Inc Series D2	7/17/24	345,481

Vast Data Ltd Series A	11/28/23	331,551

Vast Data Ltd Series A1	11/28/23	816,035

Vast Data Ltd Series A2	11/28/23	938,707

Vast Data Ltd Series B	11/28/23	746,944

Vast Data Ltd Series C	11/28/23	21,769

Vast Data Ltd Series E	11/28/23	1,427,492

X.Ai Holdings Corp Series C	11/22/24	4,923,210

Xsight Labs Ltd Series D	2/16/21	809,995

Xsight Labs Ltd Series F	1/11/24 - 12/30/24	1,721,249

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
CoreWeave Inc Class A	8/14/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	64,896,079	2,681,488,520	2,539,977,803	6,480,090	-	-	206,406,796	206,365,523	0.4%
Fidelity Securities Lending Cash Central Fund	1,473,625	634,723,928	636,168,203	54,684	-	-	29,350	29,347	0.0%
Total	66,369,704	3,316,212,448	3,176,146,006	6,534,774	-	-	206,436,146

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	66,626,080	66,626,080	-	-
Consumer Discretionary	89,613,667	89,613,667	-	-
Consumer Staples	1,396,407	1,396,407	-	-
Financials	8,601,368	-	-	8,601,368
Health Care	4	-	-	4
Industrials	165,477,881	165,470,776	-	7,105
Information Technology	7,242,477,239	7,050,598,986	180,960,901	10,917,352
Materials	2,010,886	-	2,010,886	-

Convertible Corporate Bonds
Information Technology	103,372	-	-	103,372

Convertible Preferred Stocks
Communication Services	6,108,306	-	-	6,108,306
Consumer Discretionary	4,605,984	-	-	4,605,984
Consumer Staples	528,750	-	-	528,750
Financials	5,705,056	-	-	5,705,056
Information Technology	135,301,215	-	-	135,301,215
Materials	4,003,350	-	-	4,003,350

Preferred Securities
Information Technology	630,215	-	-	630,215

Money Market Funds	206,436,146	206,436,146	-	-
Total Investments in Securities:	7,939,625,926	7,580,142,062	182,971,787	176,512,077
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	19,413,136	-	(15,966,493)	24,601,620	(8,522,434)	-	-	-	19,525,829	(5,277,593)
Convertible Preferred Stocks	75,718,771	(1,107,057)	65,979,525	39,934,670	(24,273,248)	-	-	-	156,252,661	62,322,911
Convertible Corporate Bonds	-	(35,680)	(8,139)	147,191	-	-	-	-	103,372	(43,819)
Preferred Securities	871,200	-	(305,006)	402,693	(338,672)	-	-	-	630,215	(301,852)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Fidelity Advisor® Technology Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $28,556) - See accompanying schedule:
Unaffiliated issuers (cost $3,501,415,855)	$7,733,189,780
Fidelity Central Funds (cost $206,436,146)	206,436,146

Total Investment in Securities (cost $3,707,852,001)		$7,939,625,926
Foreign currency held at value (cost $139)		137
Receivable for investments sold		72,535,375
Receivable for fund shares sold		5,079,877
Dividends receivable		105,693
Interest receivable		10,590
Distributions receivable from Fidelity Central Funds		644,859
Prepaid expenses		1,291
Other receivables		182,980
Total assets		8,018,186,728
Liabilities
Payable for investments purchased	$5,792,157
Payable for fund shares redeemed	6,370,686
Accrued management fee	4,174,519
Distribution and service plan fees payable	1,285,659
Other payables and accrued expenses	568,269
Collateral on securities loaned	29,350
Total liabilities		18,220,640
Net Assets		$7,999,966,088
Net Assets consist of:
Paid in capital		$3,467,919,895
Total accumulated earnings (loss)		4,532,046,193
Net Assets		$7,999,966,088

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,988,604,699 ÷ 22,302,825 shares)(a)		$134.00
Maximum offering price per share (100/94.25 of $134.00)		$142.18
Class M :
Net Asset Value and redemption price per share ($903,327,664 ÷ 7,498,620 shares)(a)		$120.47
Maximum offering price per share (100/96.50 of $120.47)		$124.84
Class C :
Net Asset Value and offering price per share ($379,111,943 ÷ 4,011,413 shares)(a)		$94.51
Class I :
Net Asset Value, offering price and redemption price per share ($2,567,273,870 ÷ 16,790,780 shares)		$152.90
Class Z :
Net Asset Value, offering price and redemption price per share ($1,161,647,912 ÷ 7,595,371 shares)		$152.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$30,540,448
Interest		3,413
Income from Fidelity Central Funds (including $54,684 from security lending)		6,534,774
Total income		37,078,635
Expenses
Management fee	$44,120,239
Distribution and service plan fees	14,010,376
Custodian fees and expenses	82,706
Independent trustees' fees and expenses	27,163
Registration fees	222,481
Audit fees	66,529
Legal	9,149
Miscellaneous	119,409
Total expenses before reductions	58,658,052
Expense reductions	(1,872)
Total expenses after reductions		58,656,180
Net Investment income (loss)		(21,577,545)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	464,047,598
Foreign currency transactions	(51,228)
Total net realized gain (loss)		463,996,370
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $330,169)	1,093,391,187
Assets and liabilities in foreign currencies	(2,004)
Total change in net unrealized appreciation (depreciation)		1,093,389,183
Net gain (loss)		1,557,385,553
Net increase (decrease) in net assets resulting from operations		$1,535,808,008
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(21,577,545)	$(17,161,426)
Net realized gain (loss)	463,996,370	651,904,658
Change in net unrealized appreciation (depreciation)	1,093,389,183	699,495,429
Net increase (decrease) in net assets resulting from operations	1,535,808,008	1,334,238,661
Distributions to shareholders	(529,414,626)	(196,415,004)

Share transactions - net increase (decrease)	535,321,278	200,670,691
Total increase (decrease) in net assets	1,541,714,660	1,338,494,348

Net Assets
Beginning of period	6,458,251,428	5,119,757,080
End of period	$7,999,966,088	$6,458,251,428

Financial Highlights
Fidelity Advisor® Technology Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$116.35	$95.17	$75.41	$102.43	$76.36
Income from Investment Operations
Net investment income (loss) A,B	(.44)	(.37)	(.21)	(.37)	(.39)
Net realized and unrealized gain (loss)	27.65	25.30	22.28	(13.94)	33.48
Total from investment operations	27.21	24.93	22.07	(14.31)	33.09
Distributions from net realized gain	(9.56)	(3.75)	(2.31)	(12.71)	(7.02)
Total distributions	(9.56)	(3.75)	(2.31)	(12.71)	(7.02)
Net asset value, end of period	$134.00	$116.35	$95.17	$75.41	$102.43
Total Return C,D	24.06%	27.09%	30.51%	(16.78)%	44.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.92%	.95%	.98%	.97%	.98%
Expenses net of fee waivers, if any	.92%	.95%	.98%	.97%	.98%
Expenses net of all reductions, if any	.92%	.95%	.98%	.97%	.98%
Net investment income (loss)	(.38)%	(.37)%	(.29)%	(.41)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,988,605	$2,469,499	$1,906,585	$1,467,792	$1,848,643
Portfolio turnover rate G	50%	34% H	30%	20%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$105.65	$86.92	$69.25	$95.15	$71.37
Income from Investment Operations
Net investment income (loss) A,B	(.67)	(.56)	(.36)	(.55)	(.57)
Net realized and unrealized gain (loss)	25.01	23.00	20.34	(12.76)	31.22
Total from investment operations	24.34	22.44	19.98	(13.31)	30.65
Distributions from net realized gain	(9.52)	(3.71)	(2.31)	(12.59)	(6.87)
Total distributions	(9.52)	(3.71)	(2.31)	(12.59)	(6.87)
Net asset value, end of period	$120.47	$105.65	$86.92	$69.25	$95.15
Total Return C,D	23.77%	26.77%	30.20%	(16.99)%	44.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.17%	1.20%	1.22%	1.21%	1.23%
Expenses net of fee waivers, if any	1.17%	1.19%	1.22%	1.21%	1.23%
Expenses net of all reductions, if any	1.17%	1.19%	1.22%	1.21%	1.22%
Net investment income (loss)	(.63)%	(.61)%	(.53)%	(.65)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$903,328	$778,465	$624,612	$484,293	$624,534
Portfolio turnover rate G	50%	34% H	30%	20%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$85.08	$71.04	$57.35	$80.98	$61.67
Income from Investment Operations
Net investment income (loss) A,B	(.95)	(.83)	(.58)	(.83)	(.85)
Net realized and unrealized gain (loss)	19.90	18.58	16.58	(10.43)	26.79
Total from investment operations	18.95	17.75	16.00	(11.26)	25.94
Distributions from net realized gain	(9.52)	(3.71)	(2.31)	(12.37)	(6.63)
Total distributions	(9.52)	(3.71)	(2.31)	(12.37)	(6.63)
Net asset value, end of period	$94.51	$85.08	$71.04	$57.35	$80.98
Total Return C,D	23.14%	26.14%	29.50%	(17.41)%	43.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.67%	1.70%	1.75%	1.73%	1.75%
Expenses net of fee waivers, if any	1.67%	1.70%	1.74%	1.73%	1.74%
Expenses net of all reductions, if any	1.67%	1.70%	1.74%	1.73%	1.74%
Net investment income (loss)	(1.13)%	(1.12)%	(1.05)%	(1.17)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$379,112	$358,186	$313,457	$288,008	$410,661
Portfolio turnover rate G	50%	34% H	30%	20%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$131.44	$107.03	$84.29	$112.95	$83.56
Income from Investment Operations
Net investment income (loss) A,B	(.17)	(.13)	(.02)	(.15)	(.17)
Net realized and unrealized gain (loss)	31.40	28.56	25.07	(15.67)	36.76
Total from investment operations	31.23	28.43	25.05	(15.82)	36.59
Distributions from net realized gain	(9.77)	(4.02)	(2.31)	(12.84)	(7.20)
Total distributions	(9.77)	(4.02)	(2.31)	(12.84)	(7.20)
Net asset value, end of period	$152.90	$131.44	$107.03	$84.29	$112.95
Total Return C	24.38%	27.42%	30.84%	(16.56)%	45.18%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.67%	.70%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.67%	.70%	.71%	.71%	.72%
Expenses net of all reductions, if any	.67%	.70%	.71%	.71%	.72%
Net investment income (loss)	(.13)%	(.11)%	(.03)%	(.15)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,567,274	$2,039,046	$1,515,475	$1,129,418	$1,470,830
Portfolio turnover rate F	50%	34% G	30%	20%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Technology Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$131.50	$107.07	$84.22	$112.81	$83.44
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.03	.08	(.04)	(.06)
Net realized and unrealized gain (loss)	31.41	28.54	25.08	(15.63)	36.72
Total from investment operations	31.40	28.57	25.16	(15.67)	36.66
Distributions from net investment income	- C	-	-	-	-
Distributions from net realized gain	(9.96)	(4.14)	(2.31)	(12.92)	(7.29)
Total distributions	(9.96)	(4.14)	(2.31)	(12.92)	(7.29)
Net asset value, end of period	$152.94	$131.50	$107.07	$84.22	$112.81
Total Return D	24.52%	27.57%	31.00%	(16.46)%	45.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.56%	.60%	.59%	.60%
Expenses net of fee waivers, if any	.55%	.56%	.59%	.59%	.60%
Expenses net of all reductions, if any	.55%	.56%	.59%	.59%	.60%
Net investment income (loss)	(.01)%	.02%	.09%	(.04)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,161,648	$813,055	$759,629	$462,278	$524,383
Portfolio turnover rate G	50%	34% H	30%	20%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Utilities Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 2.7%
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cameco Corp (United States)	392,600	29,417,518
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Capital Power Corp	45,700	1,915,600
TransAlta Corp	488,100	5,872,277
		7,787,877
TOTAL CANADA		37,205,395
UNITED STATES - 96.8%
Industrials - 3.4%
Construction & Engineering - 1.6%
Quanta Services Inc	53,300	21,646,729
Electrical Equipment - 1.8%
GE Vernova Inc	35,200	23,242,208
Sunrun Inc (a)(b)	124,700	1,279,422
		24,521,630
TOTAL INDUSTRIALS		46,168,359

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
First Solar Inc (b)	55,491	9,695,942
Utilities - 92.7%
Electric Utilities - 64.9%
Alliant Energy Corp (a)	62,700	4,076,127
American Electric Power Co Inc	248,599	28,126,491
Constellation Energy Corp	361,665	125,801,554
Duke Energy Corp	887,505	107,956,108
Entergy Corp	733,400	66,321,362
Evergy Inc	627,567	44,431,744
Eversource Energy	169,718	11,218,360
Exelon Corp	1,635,400	73,494,876
NextEra Energy Inc	2,213,639	157,301,188
NRG Energy Inc	327,451	54,749,807
PG&E Corp	2,867,398	40,200,920
PPL Corp	1,453,434	51,873,059
Southern Co/The	453,982	42,892,219
TXNM Energy Inc	281,577	15,990,758
Xcel Energy Inc	714,918	52,503,578
		876,938,151
Gas Utilities - 1.6%
UGI Corp	592,171	21,424,747
Independent Power and Renewable Electricity Producers - 9.2%
AES Corp/The	364,700	4,795,805
Talen Energy Corp (b)	45,300	17,103,921
Vistra Corp	489,106	101,998,165
		123,897,891
Multi-Utilities - 17.0%
Ameren Corp	521,203	52,709,259
CenterPoint Energy Inc	1,315,787	51,078,851
NiSource Inc	989,644	42,010,388
Sempra	1,033,795	84,440,376
		230,238,874
TOTAL UTILITIES		1,252,499,663

TOTAL UNITED STATES		1,308,363,964
TOTAL COMMON STOCKS (Cost $999,175,401)		1,345,569,359

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	7,715,898	7,717,441
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	1,760,324	1,760,500
TOTAL MONEY MARKET FUNDS (Cost $9,477,941)			9,477,941

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,008,653,342)	1,355,047,300
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,885,499)
NET ASSETS - 100.0%	1,352,161,801

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	29,948,674	631,907,696	654,138,929	1,750,070	-	-	7,717,441	7,715,898	0.0%
Fidelity Securities Lending Cash Central Fund	12,140,825	223,161,258	233,541,583	13,539	-	-	1,760,500	1,760,324	0.0%
Total	42,089,499	855,068,954	887,680,512	1,763,609	-	-	9,477,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	29,417,518	29,417,518	-	-
Industrials	46,168,359	46,168,359	-	-
Information Technology	9,695,942	9,695,942	-	-
Utilities	1,260,287,540	1,260,287,540	-	-

Money Market Funds	9,477,941	9,477,941	-	-
Total Investments in Securities:	1,355,047,300	1,355,047,300	-	-
Fidelity Advisor® Utilities Fund
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $1,720,464) - See accompanying schedule:
Unaffiliated issuers (cost $999,175,401)	$1,345,569,359
Fidelity Central Funds (cost $9,477,941)	9,477,941

Total Investment in Securities (cost $1,008,653,342)		$1,355,047,300
Receivable for investments sold		4,430,942
Receivable for fund shares sold		1,731,151
Dividends receivable		341,823
Distributions receivable from Fidelity Central Funds		106,555
Prepaid expenses		282
Total assets		1,361,658,053
Liabilities
Payable for investments purchased	$1,645,295
Payable for fund shares redeemed	5,099,545
Accrued management fee	747,266
Distribution and service plan fees payable	201,548
Other payables and accrued expenses	42,098
Collateral on securities loaned	1,760,500
Total liabilities		9,496,252
Net Assets		$1,352,161,801
Net Assets consist of:
Paid in capital		$982,128,477
Total accumulated earnings (loss)		370,033,324
Net Assets		$1,352,161,801

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($490,912,752 ÷ 10,143,000 shares)(a)		$48.40
Maximum offering price per share (100/94.25 of $48.40)		$51.35
Class M :
Net Asset Value and redemption price per share ($82,594,576 ÷ 1,699,905 shares)(a)		$48.59
Maximum offering price per share (100/96.50 of $48.59)		$50.35
Class C :
Net Asset Value and offering price per share ($89,025,317 ÷ 1,891,993 shares)(a)		$47.05
Class I :
Net Asset Value, offering price and redemption price per share ($562,785,336 ÷ 11,318,519 shares)		$49.72
Class Z :
Net Asset Value, offering price and redemption price per share ($126,843,820 ÷ 2,552,113 shares)		$49.70
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$27,359,219
Income from Fidelity Central Funds (including $13,539 from security lending)		1,763,609
Total income		29,122,828
Expenses
Management fee	$7,639,454
Distribution and service plan fees	2,143,376
Custodian fees and expenses	15,196
Independent trustees' fees and expenses	4,140
Registration fees	121,809
Audit fees	51,209
Legal	907
Miscellaneous	95,724
Total expenses before reductions	10,071,815
Expense reductions	(2,526)
Total expenses after reductions		10,069,289
Net Investment income (loss)		19,053,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,240,566
Foreign currency transactions	5,246
Total net realized gain (loss)		37,245,812
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	155,242,775
Assets and liabilities in foreign currencies	1,208
Total change in net unrealized appreciation (depreciation)		155,243,983
Net gain (loss)		192,489,795
Net increase (decrease) in net assets resulting from operations		$211,543,334
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,053,539	$14,691,657
Net realized gain (loss)	37,245,812	37,078,896
Change in net unrealized appreciation (depreciation)	155,243,983	47,869,079
Net increase (decrease) in net assets resulting from operations	211,543,334	99,639,632
Distributions to shareholders	(58,015,305)	(23,696,221)

Share transactions - net increase (decrease)	378,916,946	(74,826,763)
Total increase (decrease) in net assets	532,444,975	1,116,648

Net Assets
Beginning of period	819,716,826	818,600,178
End of period	$1,352,161,801	$819,716,826

Financial Highlights
Fidelity Advisor® Utilities Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.94	$37.27	$39.71	$34.53	$30.67
Income from Investment Operations
Net investment income (loss) A,B	.74	.75	.64	.52	.56
Net realized and unrealized gain (loss)	8.11	5.18	(1.29)	5.84	3.98
Total from investment operations	8.85	5.93	(.65)	6.36	4.54
Distributions from net investment income	(.75)	(.77)	(.64)	(.67)	(.68)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-
Total distributions	(2.39)	(1.26)	(1.79)	(1.18)	(.68)
Net asset value, end of period	$48.40	$41.94	$37.27	$39.71	$34.53
Total Return C,D	21.72%	16.48%	(1.58)%	18.70%	14.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.98%	1.01%	1.01%	1.02%	1.05%
Expenses net of fee waivers, if any	.98%	1.00%	1.01%	1.02%	1.04%
Expenses net of all reductions, if any	.98%	1.00%	1.01%	1.02%	1.03%
Net investment income (loss)	1.63%	2.04%	1.71%	1.41%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$490,913	$348,276	$327,807	$322,060	$254,388
Portfolio turnover rate G	119%	84%	66%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Utilities Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.07	$37.37	$39.81	$34.57	$30.71
Income from Investment Operations
Net investment income (loss) A,B	.63	.66	.54	.42	.47
Net realized and unrealized gain (loss)	8.13	5.20	(1.29)	5.85	3.99
Total from investment operations	8.76	5.86	(.75)	6.27	4.46
Distributions from net investment income	(.60)	(.67)	(.54)	(.51)	(.60)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-
Total distributions	(2.24)	(1.16)	(1.69)	(1.03) C	(.60)
Net asset value, end of period	$48.59	$42.07	$37.37	$39.81	$34.57
Total Return D,E	21.41%	16.19%	(1.85)%	18.37%	14.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23%	1.27%	1.28%	1.30%	1.32%
Expenses net of fee waivers, if any	1.23%	1.27%	1.27%	1.29%	1.32%
Expenses net of all reductions, if any	1.23%	1.27%	1.27%	1.29%	1.31%
Net investment income (loss)	1.38%	1.78%	1.45%	1.14%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$82,595	$70,288	$68,733	$71,690	$58,065
Portfolio turnover rate H	119%	84%	66%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Utilities Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.83	$36.30	$38.73	$33.60	$29.83
Income from Investment Operations
Net investment income (loss) A,B	.39	.47	.35	.24	.30
Net realized and unrealized gain (loss)	7.88	5.05	(1.26)	5.67	3.88
Total from investment operations	8.27	5.52	(.91)	5.91	4.18
Distributions from net investment income	(.41)	(.50)	(.37)	(.27)	(.41)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-
Total distributions	(2.05)	(.99)	(1.52)	(.78)	(.41)
Net asset value, end of period	$47.05	$40.83	$36.30	$38.73	$33.60
Total Return C,D	20.78%	15.64%	(2.34)%	17.78%	14.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.73%	1.76%	1.77%	1.78%	1.80%
Expenses net of fee waivers, if any	1.73%	1.75%	1.76%	1.78%	1.80%
Expenses net of all reductions, if any	1.73%	1.75%	1.76%	1.78%	1.79%
Net investment income (loss)	.88%	1.30%	.96%	.65%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$89,025	$56,100	$58,042	$61,087	$49,312
Portfolio turnover rate G	119%	84%	66%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Utilities Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.06	$38.22	$40.68	$35.39	$31.40
Income from Investment Operations
Net investment income (loss) A,B	.88	.88	.76	.64	.66
Net realized and unrealized gain (loss)	8.33	5.32	(1.33)	5.98	4.10
Total from investment operations	9.21	6.20	(.57)	6.62	4.76
Distributions from net investment income	(.91)	(.87)	(.74)	(.81)	(.77)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-
Total distributions	(2.55)	(1.36)	(1.89)	(1.33) C	(.77)
Net asset value, end of period	$49.72	$43.06	$38.22	$40.68	$35.39
Total Return D	22.02%	16.82%	(1.34)%	19.00%	15.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.74%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.72%	.73%	.74%	.75%	.77%
Expenses net of all reductions, if any	.72%	.73%	.74%	.75%	.76%
Net investment income (loss)	1.90%	2.31%	1.98%	1.68%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$562,785	$270,962	$255,201	$269,667	$143,582
Portfolio turnover rate G	119%	84%	66%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Utilities Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.04	$38.20	$40.66	$35.38	$31.42
Income from Investment Operations
Net investment income (loss) A,B	.94	.93	.81	.69	.71
Net realized and unrealized gain (loss)	8.31	5.31	(1.33)	5.98	4.08
Total from investment operations	9.25	6.24	(.52)	6.67	4.79
Distributions from net investment income	(.96)	(.92)	(.79)	(.88)	(.83)
Distributions from net realized gain	(1.64)	(.49)	(1.15)	(.51)	-
Total distributions	(2.59) C	(1.40) C	(1.94)	(1.39)	(.83)
Net asset value, end of period	$49.70	$43.04	$38.20	$40.66	$35.38
Total Return D	22.16%	16.97%	(1.21)%	19.17%	15.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.58%	.62%	.63%	.64%
Expenses net of fee waivers, if any	.60%	.57%	.62%	.63%	.64%
Expenses net of all reductions, if any	.60%	.57%	.62%	.63%	.63%
Net investment income (loss)	2.02%	2.48%	2.10%	1.81%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$126,844	$74,091	$108,817	$106,266	$54,746
Portfolio turnover rate G	119%	84%	66%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the Funds) are funds of Fidelity Advisor Series VII (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Fidelity Advisor Financials Fund and Fidelity Advisor Health Care Fund. Each Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The financial statements for Fidelity Advisor Health Care Fund have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Fidelity Advisor Biotechnology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$7	Recovery value	Recovery value	$0.00	Increase
Convertible Corporate Bonds	$989,512	Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 100.0% / 50.0%	Increase
Convertible Preferred Stocks	$27,188,319	Market approach	Transaction price	$0.41 - $8.61 / $3.52	Increase
			Discount rate	5.0% - 80.0% / 20.6%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	75.0% - 110.0% / 83.1%	Increase
			Discount rate	3.8% - 3.9% / 3.9%	Increase
			Term	2.0 - 3.0 / 2.9	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Health Care Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$121,181	Market approach	Transaction price	$33.33	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.0%	Increase
			Term	5.0	Increase
Convertible Corporate Bonds	$5,307,608	Market comparable	Enterprise value/Revenue multiple (EV/R)	7.3	Increase
			Discount rate	33.2%	Decrease
			Probability rate	20.0% - 50.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 100.0% / 50.0%	Increase
		Black scholes	Volatility	65.0%	Increase
			Discount rate	4.1% - 4.4% / 4.2%	Increase
			Term	1.0	Increase
Convertible Preferred Stocks	$58,911,122	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.2 - 16.6 / 6.0	Increase
		Market approach	Transaction price	$0.65 - $33.33 / $13.02	Increase
			Discount rate	5.0% - 20.0% / 13.1%	Decrease
			Premium rate	10.0%	Increase
		Black scholes	Volatility	45.0% - 110.0% / 66.2%	Increase
			Discount rate	3.9% - 4.0% / 3.9%	Increase
			Term	2.0 - 5.0 / 3.0	Increase
Preferred Securities	$15,577,027	Market comparable	Enterprise value/Revenue multiple (EV/R)	6.7	Increase
			Discount rate	23.1%	Decrease
			Probability rate	5.0% - 75.0% / 30.0%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	36.1%	Decrease
			Probability rate	0.0% - 100.0% / 50.0%	Increase
		Black scholes	Volatility	60.0%	Increase
			Discount rate	4.0% - 4.4% / 4.2%	Increase
			Term	0.1 - 1.4 / 0.7	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Fidelity Advisor Technology Fund

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$19,525,829	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 31.0 / 26.4	Increase
			Enterprise value/Net income (EV/NI)	16.8	Increase
		Market approach	Transaction price	$4.63	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 80.0% / 50.9%	Increase
			Discount rate	3.9% - 4.0% / 3.9%	Increase
			Term	3.0 - 5.0 / 3.1	Increase
Convertible Corporate Bonds	$103,372	Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Volatility	100.0%	Increase
			Discount rate	4.9%	Increase
			Term	0.4	Increase
Convertible Preferred Stocks	$156,252,661	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.1 - 38.2 / 19.5	Increase
		Market approach	Transaction price	$1.10 - $7.09 / $3.89	Increase
			Discount rate	80.0%	Decrease
			Premium rate	45.0%	Increase
		Black scholes	Volatility	50.0% - 100.0% / 64.5%	Increase
			Discount rate	3.9%	Increase
			Term	2.0 - 4.0 / 2.9	Increase
Preferred Securities	$630,215	Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 36.8%	Decrease
			Probability rate	0.0% - 50.0% / 28.9%	Increase
		Black scholes	Volatility	50.0% - 100.0% / 72.0%	Increase
			Discount rate	4.0% - 4.9% / 4.4%	Increase
			Term	0.4 - 1.5 / 1.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Energy Fund	113,905
Fidelity Advisor Technology Fund	182,980

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Advisor Biotechnology Fund	996,988,735	577,870,835	(75,023,026)	502,847,809
Fidelity Advisor Consumer Discretionary Fund	247,847,773	265,636,040	(8,447,682)	257,188,358
Fidelity Advisor Energy Fund	541,202,482	418,575,226	(17,796,247)	400,778,979
Fidelity Advisor Financials Fund	495,065,735	200,876,932	(10,585,025)	190,291,907
Fidelity Advisor Health Care Fund	2,333,493,468	1,215,459,063	(208,041,600)	1,007,417,463
Fidelity Advisor Industrials Fund	530,900,405	307,082,869	(9,286,389)	297,796,480
Fidelity Advisor Semiconductors Fund	1,833,364,319	1,693,074,578	(84,045,165)	1,609,029,413
Fidelity Advisor Technology Fund	3,722,576,550	4,413,329,143	(196,279,767)	4,217,049,376
Fidelity Advisor Utilities Fund	1,017,477,479	344,154,859	(6,585,038)	337,569,821

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Advisor Biotechnology Fund	-	-	-	502,849,846
Fidelity Advisor Consumer Discretionary Fund	-	21,820,257	-	257,187,452
Fidelity Advisor Energy Fund	8,759,706	-	(137,907,737)	398,555,304
Fidelity Advisor Financials Fund	14,969,106	19,071,853	-	190,291,907
Fidelity Advisor Health Care Fund	-	248,183,666	-	1,007,540,234
Fidelity Advisor Industrials Fund	-	13,932,887	-	297,796,480
Fidelity Advisor Semiconductors Fund	437,319	67,731,346	-	1,609,029,413
Fidelity Advisor Technology Fund	88,287,989	227,143,826	-	4,217,047,716
Fidelity Advisor Utilities Fund	1,089,260	31,373,031	-	337,571,033

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Advisor Energy Fund	(137,907,737)	-	(137,907,737)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to July 31, 2025, and ordinary losses recognized during the period January 1, 2025 to July 31, 2025. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity Advisor Biotechnology Fund	(28,161,589)	-
Fidelity Advisor Consumer Discretionary Fund	-	(601,236)
Fidelity Advisor Health Care Fund	-	(5,156,008)
Fidelity Advisor Industrials fund		(1,714,570)

The tax character of distributions paid was as follows:

July 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Biotechnology Fund	50,761,494	37,064,963	87,826,457
Fidelity Advisor Consumer Discretionary Fund	-	28,535,068	28,535,068
Fidelity Advisor Energy Fund	10,612,834	-	10,612,834
Fidelity Advisor Financials Fund	11,513,540	17,806,392	29,319,932
Fidelity Advisor Health Care Fund	-	441,537,070	441,537,070
Fidelity Advisor Industrials Fund	2,171,801	22,308,879	24,480,680
Fidelity Advisor Semiconductors Fund	-	193,954,623	193,954,623
Fidelity Advisor Technology Fund	7,588,841	521,825,785	529,414,626
Fidelity Advisor Utilities Fund	26,204,711	31,810,594	58,015,305

July 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Advisor Biotechnology Fund	18,817,060	-	18,817,060
Fidelity Advisor Energy Fund	23,514,383	-	23,514,383
Fidelity Advisor Financials Fund	8,982,095	-	8,982,095
Fidelity Advisor Industrials Fund	555,876	39,214,486	39,770,362
Fidelity Advisor Semiconductors Fund	-	51,832,290	51,832,290
Fidelity Advisor Technology Fund	7,387,545	189,027,459	196,415,004
Fidelity Advisor Utilities Fund	14,670,139	9,026,082	23,696,221

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Health Care Fund	1,336,571.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Biotechnology Fund	802,299,382	1,052,457,254
Fidelity Advisor Consumer Discretionary Fund	132,335,346	173,242,805
Fidelity Advisor Energy Fund	165,645,486	429,335,958
Fidelity Advisor Financials Fund	378,824,817	302,815,679
Fidelity Advisor Health Care Fund	2,092,842,211	3,252,591,190
Fidelity Advisor Industrials Fund	257,066,810	188,316,664
Fidelity Advisor Semiconductors Fund	1,853,366,694	1,793,469,417
Fidelity Advisor Technology Fund	3,353,120,384	3,360,180,889
Fidelity Advisor Utilities Fund	1,653,097,458	1,279,611,528

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Consumer Discretionary Fund	493,122	15,311,646	19,147,937
Fidelity Advisor Energy Fund	1,253,395	42,342,401	57,668,686
Fidelity Advisor Financials Fund	629,921	7,051,602	15,955,906
Fidelity Advisor Industrials Fund	553,097	11,201,399	22,245,575
Fidelity Advisor Technology Fund	1,690,112	75,184,814	169,535,169
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Advisor Biotechnology Fund
Class A	.71
Class M	.72
Class C	.72
Class I	.69
Class Z	.56
Fidelity Advisor Consumer Discretionary Fund
Class A	.70
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Energy Fund
Class A	.72
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Financials Fund
Class A	.72
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Health Care Fund
Class A	.69
Class M	.69
Class C	.69
Class I	.68
Class Z	.55
Fidelity Advisor Industrials Fund
Class A	.70
Class M	.70
Class C	.71
Class I	.68
Class Z	.56
Fidelity Advisor Semiconductors Fund
Class A	.69
Class M	.68
Class C	.70
Class I	.69
Class Z	.56
Fidelity Advisor Technology Fund
Class A	.68
Class M	.67
Class C	.69
Class I	.67
Class Z	.55
Fidelity Advisor Utilities Fund
Class A	.71
Class M	.72
Class C	.71
Class I	.69
Class Z	.57

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Advisor Biotechnology Fund
Class A	.69
Class M	.69
Class C	.69
Class I	.69
Class Z	.56
Fidelity Advisor Consumer Discretionary Fund
Class A	.70
Class M	.72
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Energy Fund
Class A	.71
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Financials Fund
Class A	.72
Class M	.71
Class C	.71
Class I	.69
Class Z	.56
Fidelity Advisor Health Care Fund
Class A	.67
Class M	.67
Class C	.67
Class I	.67
Class Z	.55
Fidelity Advisor Industrials Fund
Class A	.70
Class M	.70
Class C	.71
Class I	.68
Class Z	.56
Fidelity Advisor Semiconductors Fund
Class A	.67
Class M	.67
Class C	.67
Class I	.67
Class Z	.55
Fidelity Advisor Technology Fund
Class A	.66
Class M	.66
Class C	.66
Class I	.66
Class Z	.54
Fidelity Advisor Utilities Fund
Class A	.71
Class M	.71
Class C	.71
Class I	.69
Class Z	.57

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor Biotechnology Fund
Class A	- %	.25%	1,586,826	13,200
Class M	.25%	.25%	571,996	1,634
Class C	.75%	.25%	705,949	42,995
			2,864,771	57,829
Fidelity Advisor Consumer Discretionary Fund
Class A	- %	.25%	552,422	7,337
Class M	.25%	.25%	180,056	526
Class C	.75%	.25%	301,885	22,870
			1,034,363	30,733
Fidelity Advisor Energy Fund
Class A	- %	.25%	856,395	15,658
Class M	.25%	.25%	497,540	-
Class C	.75%	.25%	682,427	105,433
			2,036,362	121,091
Fidelity Advisor Financials Fund
Class A	- %	.25%	585,436	13,071
Class M	.25%	.25%	424,372	-
Class C	.75%	.25%	379,976	63,977
			1,389,784	77,048
Fidelity Advisor Health Care Fund
Class A	- %	.25%	3,335,508	30,021
Class M	.25%	.25%	1,392,150	4,182
Class C	.75%	.25%	2,216,124	100,643
			6,943,782	134,846
Fidelity Advisor Industrials Fund
Class A	- %	.25%	737,958	12,879
Class M	.25%	.25%	353,230	4,812
Class C	.75%	.25%	338,128	54,845
			1,429,316	72,536
Fidelity Advisor Semiconductors Fund
Class A	- %	.25%	2,834,224	82,111
Class M	.25%	.25%	921,066	-
Class C	.75%	.25%	2,199,875	562,026
			5,955,165	644,137
Fidelity Advisor Technology Fund
Class A	- %	.25%	6,462,102	121,667
Class M	.25%	.25%	3,998,170	7,484
Class C	.75%	.25%	3,550,104	501,394
			14,010,376	630,545
Fidelity Advisor Utilities Fund
Class A	- %	.25%	1,048,763	30,469
Class M	.25%	.25%	380,248	138
Class C	.75%	.25%	714,365	192,168
			2,143,376	222,775

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Advisor Biotechnology Fund
Class A	76,046
Class M	7,973
84,019
Fidelity Advisor Consumer Discretionary Fund
Class A	26,366
Class M	2,745
Class C A	205
29,316
Fidelity Advisor Energy Fund
Class A	110,123
Class M	6,427
Class C A	912
117,462
Fidelity Advisor Financials Fund
Class A	93,076
Class M	4,580
Class C A	517
98,173
Fidelity Advisor Health Care Fund
Class A	135,939
Class M	14,058
Class C A	1,308
151,305
Fidelity Advisor Industrials Fund
Class A	83,320
Class M	4,509
Class C A	244
88,073
Fidelity Advisor Semiconductors Fund
Class A	1,205,328
Class M	29,355
Class C A	3,518
1,238,201
Fidelity Advisor Technology Fund
Class A	891,632
Class M	35,740
Class C A	6,672
934,044
Fidelity Advisor Utilities Fund
Class A	326,749
Class M	8,751
Class C A	823
336,323

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Biotechnology Fund	45,507
Fidelity Advisor Consumer Discretionary Fund	1,511
Fidelity Advisor Energy Fund	9,315
Fidelity Advisor Financials Fund	6,276
Fidelity Advisor Health Care Fund	67,781
Fidelity Advisor Industrials Fund	2,480
Fidelity Advisor Semiconductors Fund	29,167
Fidelity Advisor Technology Fund	33,206
Fidelity Advisor Utilities Fund	29,308

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Biotechnology Fund	Borrower	22,463,000	4.58%	2,855
Fidelity Advisor Energy Fund	Borrower	4,717,467	4.58%	9,011
Fidelity Advisor Financials Fund	Borrower	5,835,333	4.59%	2,230
Fidelity Advisor Health Care Fund	Borrower	10,562,685	4.66%	73,890
Fidelity Advisor Industrials Fund	Borrower	6,617,000	4.61%	1,695
Fidelity Advisor Semiconductors Fund	Borrower	6,636,333	4.56%	7,571

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Biotechnology Fund	47,826,832	88,203,105	13,808,024
Fidelity Advisor Consumer Discretionary Fund	22,316,647	16,247,239	7,632,778
Fidelity Advisor Energy Fund	4,804,685	23,359,728	8,047,529
Fidelity Advisor Financials Fund	26,303,266	18,941,619	4,180,303
Fidelity Advisor Health Care Fund	176,462,044	323,688,003	58,986,941
Fidelity Advisor Industrials Fund	16,489,883	9,222,910	1,089,232
Fidelity Advisor Semiconductors Fund	161,340,386	197,170,743	(3,796,709)
Fidelity Advisor Technology Fund	307,524,090	274,853,532	77,592,671
Fidelity Advisor Utilities Fund	29,921,520	57,838,077	1,497,370

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Advisor Biotechnology Fund	223,621
Fidelity Advisor Technology Fund	52,186
Fidelity Advisor Utilities Fund	4,525
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor Biotechnology Fund	1,870
Fidelity Advisor Consumer Discretionary Fund	541
Fidelity Advisor Energy Fund	1,302
Fidelity Advisor Financials Fund	660
Fidelity Advisor Health Care Fund	4,854
Fidelity Advisor Industrials Fund	689
Fidelity Advisor Semiconductors Fund	3,153
Fidelity Advisor Technology Fund	7,566
Fidelity Advisor Utilities Fund	1,153
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Biotechnology Fund	78,296	9,682	-
Fidelity Advisor Consumer Discretionary Fund	536	-	-
Fidelity Advisor Energy Fund	6,420	-	-
Fidelity Advisor Financials Fund	14,035	-	-
Fidelity Advisor Health Care Fund	102,318	2,337	-
Fidelity Advisor Industrials Fund	696	2	-
Fidelity Advisor Semiconductors Fund	41,184	33,353	-
Fidelity Advisor Technology Fund	5,818	-	-
Fidelity Advisor Utilities Fund	1,451	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Biotechnology Fund	10,175,773
Fidelity Advisor Health Care Fund	46,366,710
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Energy Fund	206,000	4.83%	55
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Advisor Biotechnology Fund	5,890
Fidelity Advisor Semiconductors Fund	1,287
Fidelity Advisor Technology Fund	1,872
Fidelity Advisor Utilities Fund	2,526
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Advisor Biotechnology Fund
Distributions to shareholders
Class A	$35,680,743	$7,399,425
Class M	6,875,045	1,088,438
Class C	4,545,928	-
Class I	36,584,307	9,290,645
Class Z	4,140,434	1,038,552
Total	$87,826,457	$18,817,060
Fidelity Advisor Consumer Discretionary Fund
Distributions to shareholders
Class A	$13,465,528	$ -
Class M	2,435,918	-
Class C	2,511,046	-
Class I	7,553,763	-
Class Z	2,568,813	-
Total	$28,535,068	$ -
Fidelity Advisor Energy Fund
Distributions to shareholders
Class A	$3,226,133	$ 7,318,255
Class M	783,404	1,764,969
Class C	544,010	1,178,876
Class I	5,024,795	11,020,177
Class Z	1,034,492	2,232,106
Total	$10,612,834	$23,514,383
Fidelity Advisor Financials Fund
Distributions to shareholders
Class A	$10,714,275	$3,936,144
Class M	3,846,484	1,359,712
Class C	1,771,962	580,285
Class I	8,847,671	2,558,939
Class Z	4,139,540	547,015
Total	$29,319,932	$8,982,095
Fidelity Advisor Health Care Fund
Distributions to shareholders
Class A	$148,445,930	$ -
Class M	33,846,903	-
Class C	34,204,550	-
Class I	177,174,821	-
Class Z	47,864,866	-
Total	$441,537,070	$ -
Fidelity Advisor Industrials Fund
Distributions to shareholders
Class A	$11,007,827	$19,091,663
Class M	2,622,510	4,801,657
Class C	1,569,587	3,163,271
Class I	7,029,076	9,988,265
Class Z	2,251,680	2,725,506
Total	$24,480,680	$39,770,362
Fidelity Advisor Semiconductors Fund
Distributions to shareholders
Class A	$77,150,702	$21,083,648
Class M	13,427,582	3,540,848
Class C	19,503,344	5,533,444
Class I	68,151,730	18,203,721
Class Z	15,721,265	3,470,629
Total	$193,954,623	$51,832,290
Fidelity Advisor Technology Fund
Distributions to shareholders
Class A	$202,060,918	$75,972,488
Class M	68,809,504	26,864,038
Class C	38,811,439	15,432,543
Class I	154,729,641	58,230,400
Class Z	65,003,124	19,915,535
Total	$529,414,626	$196,415,004
Fidelity Advisor Utilities Fund
Distributions to shareholders
Class A	$21,622,290	$10,455,083
Class M	3,702,511	2,004,102
Class C	3,249,827	1,433,195
Class I	22,762,268	7,152,393
Class Z	6,678,409	2,651,448
Total	$58,015,305	$23,696,221
11.Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Advisor Biotechnology Fund
Class A
Shares sold	1,826,055	2,649,700	$52,634,364	$72,502,956
Reinvestment of distributions	1,198,369	273,310	33,446,491	6,909,269
Shares redeemed	(5,099,207)	(5,241,119)	(143,450,411)	(139,324,676)
Net increase (decrease)	(2,074,783)	(2,318,109)	$(57,369,556)	$(59,912,451)
Class M
Shares sold	261,886	306,124	$7,135,184	$7,730,359
Reinvestment of distributions	267,639	46,475	6,795,345	1,075,432
Shares redeemed	(767,182)	(853,680)	(19,754,436)	(21,109,524)
Net increase (decrease)	(237,657)	(501,081)	$(5,823,907)	$(12,303,733)
Class C
Shares sold	243,463	291,630	$5,437,412	$6,284,802
Reinvestment of distributions	203,344	-	4,394,259	-
Shares redeemed	(1,557,171)	(2,724,748)	(34,344,569)	(56,457,308)
Net increase (decrease)	(1,110,364)	(2,433,118)	$(24,512,898)	$(50,172,506)
Class I
Shares sold	4,420,353	4,210,816	$144,116,179	$128,411,204
Reinvestment of distributions	999,488	282,262	30,634,295	7,793,263
Shares redeemed	(9,058,892)	(8,100,490)	(275,995,695)	(236,749,589)
Net increase (decrease)	(3,639,051)	(3,607,412)	$(101,245,221)	$(100,545,122)
Class Z
Shares sold	1,359,435	906,906	$42,517,193	$26,839,138
Reinvestment of distributions	116,255	32,151	3,569,030	889,286
Shares redeemed	(947,080)	(757,301)	(29,153,975)	(21,811,755)
Net increase (decrease)	528,610	181,756	$16,932,248	$5,916,669
Fidelity Advisor Consumer Discretionary Fund
Class A
Shares sold	434,597	751,655	$19,554,868	$29,127,454
Reinvestment of distributions	264,932	-	13,063,817	-
Shares redeemed	(1,191,249)	(959,120)	(52,459,034)	(37,712,464)
Net increase (decrease)	(491,720)	(207,465)	$(19,840,349)	$(8,585,010)
Class M
Shares sold	34,989	65,698	$1,422,030	$2,328,548
Reinvestment of distributions	54,024	-	2,409,471	-
Shares redeemed	(162,962)	(188,451)	(6,463,779)	(6,523,190)
Net increase (decrease)	(73,949)	(122,753)	$(2,632,278)	$(4,194,642)
Class C
Shares sold	92,786	106,037	$3,107,016	$3,101,374
Reinvestment of distributions	69,116	-	2,488,855	-
Shares redeemed	(303,644)	(651,288)	(9,930,252)	(18,972,585)
Net increase (decrease)	(141,742)	(545,251)	$(4,334,381)	$(15,871,211)
Class I
Shares sold	1,392,127	1,605,539	$68,188,934	$67,012,895
Reinvestment of distributions	128,633	-	7,068,361	-
Shares redeemed	(1,376,134)	(1,903,546)	(66,592,730)	(79,673,073)
Net increase (decrease)	144,626	(298,007)	$8,664,565	$(12,660,178)
Class Z
Shares sold	393,714	388,498	$19,547,948	$16,440,384
Reinvestment of distributions	42,975	-	2,378,213	-
Shares redeemed	(246,703)	(1,574,354)	(12,086,864)	(61,888,489)
Net increase (decrease)	189,986	(1,185,856)	$9,839,297	$(45,448,105)
Fidelity Advisor Energy Fund
Class A
Shares sold	1,306,908	1,802,738	$59,073,212	$83,797,509
Reinvestment of distributions	73,675	167,879	3,128,959	7,094,565
Shares redeemed	(2,516,846)	(2,315,640)	(112,206,273)	(105,057,379)
Net increase (decrease)	(1,136,263)	(345,023)	$(50,004,102)	$(14,165,305)
Class M
Shares sold	340,799	361,787	$15,865,330	$17,332,099
Reinvestment of distributions	17,556	39,715	767,017	1,727,981
Shares redeemed	(486,158)	(554,617)	(22,316,586)	(25,806,670)
Net increase (decrease)	(127,803)	(153,115)	$(5,684,239)	$(6,746,590)
Class C
Shares sold	352,341	340,034	$14,577,433	$14,247,108
Reinvestment of distributions	13,557	29,115	523,588	1,125,303
Shares redeemed	(806,192)	(864,275)	(32,319,740)	(35,707,272)
Net increase (decrease)	(440,294)	(495,126)	$(17,218,719)	$(20,334,861)
Class I
Shares sold	2,599,514	7,331,050	$125,219,522	$360,535,890
Reinvestment of distributions	104,013	226,380	4,696,194	10,144,089
Shares redeemed	(6,882,401)	(6,596,082)	(325,099,653)	(313,054,267)
Net increase (decrease)	(4,178,874)	961,348	$(195,183,937)	$57,625,712
Class Z
Shares sold	922,016	1,885,365	$44,315,667	$93,387,839
Reinvestment of distributions	21,238	42,781	957,615	1,913,609
Shares redeemed	(1,131,002)	(5,380,884)	(53,679,810)	(257,774,216)
Net increase (decrease)	(187,748)	(3,452,738)	$(8,406,528)	$(162,472,768)
Fidelity Advisor Financials Fund
Class A
Shares sold	1,647,625	818,003	$59,596,490	$22,800,145
Reinvestment of distributions	295,742	136,530	10,350,952	3,770,958
Shares redeemed	(1,166,719)	(1,321,630)	(41,421,951)	(36,117,669)
Net increase (decrease)	776,648	(367,097)	$28,525,491	$(9,546,566)
Class M
Shares sold	435,348	257,400	$15,432,699	$7,324,391
Reinvestment of distributions	109,721	49,122	3,788,679	1,340,046
Shares redeemed	(481,687)	(477,488)	(16,658,755)	(12,892,718)
Net increase (decrease)	63,382	(170,966)	$2,562,623	$(4,228,281)
Class C
Shares sold	412,191	89,000	$13,895,627	$2,319,425
Reinvestment of distributions	54,581	22,503	1,767,319	577,888
Shares redeemed	(613,473)	(652,906)	(19,977,175)	(16,390,802)
Net increase (decrease)	(146,701)	(541,403)	$(4,314,229)	$(13,493,489)
Class I
Shares sold	3,829,131	1,755,800	$142,218,780	$49,634,580
Reinvestment of distributions	230,998	87,544	8,380,618	2,502,894
Shares redeemed	(2,293,143)	(2,313,168)	(84,512,774)	(63,481,344)
Net increase (decrease)	1,766,986	(469,824)	$66,086,624	$(11,343,870)
Class Z
Shares sold	1,090,095	1,757,445	$40,087,368	$51,626,690
Reinvestment of distributions	95,736	14,544	3,468,532	415,095
Shares redeemed	(1,062,529)	(3,095,014)	(39,897,433)	(80,266,238)
Net increase (decrease)	123,302	(1,323,025)	$3,658,467	$(28,224,453)
Fidelity Advisor Health Care Fund
Class A
Shares sold	1,571,688	2,311,559	$93,365,645	$136,317,319
Reinvestment of distributions	2,481,719	-	140,763,117	-
Shares redeemed	(5,340,708)	(5,454,640)	(309,653,656)	(322,642,152)
Net increase (decrease)	(1,287,301)	(3,143,081)	$(75,524,894)	$(186,324,833)
Class M
Shares sold	177,569	223,594	$9,553,127	$12,194,685
Reinvestment of distributions	650,227	-	33,181,084	-
Shares redeemed	(1,042,234)	(824,131)	(54,864,541)	(44,498,389)
Net increase (decrease)	(214,438)	(600,537)	$(12,130,330)	$(32,303,704)
Class C
Shares sold	239,445	348,702	$10,116,694	$15,349,798
Reinvestment of distributions	835,920	-	33,236,165	-
Shares redeemed	(2,337,984)	(2,928,311)	(97,300,788)	(127,438,226)
Net increase (decrease)	(1,262,619)	(2,579,609)	$(53,947,929)	$(112,088,428)
Class I
Shares sold	3,759,884	4,486,201	$246,186,314	$294,961,288
Reinvestment of distributions	2,428,818	-	155,565,787	-
Shares redeemed	(12,797,198)	(14,948,048)	(838,252,409)	(974,268,206)
Net increase (decrease)	(6,608,496)	(10,461,847)	$(436,500,308)	$(679,306,918)
Class Z
Shares sold	1,653,176	2,694,277	$109,181,921	$178,292,993
Reinvestment of distributions	566,654	-	36,475,541	-
Shares redeemed	(4,315,764)	(7,519,316)	(286,739,181)	(481,983,286)
Net increase (decrease)	(2,095,934)	(4,825,039)	$(141,081,719)	$(303,690,293)
Fidelity Advisor Industrials Fund
Class A
Shares sold	1,184,098	691,375	$58,061,567	$27,779,266
Reinvestment of distributions	227,321	476,634	10,461,331	18,093,011
Shares redeemed	(1,011,183)	(905,850)	(48,016,392)	(36,408,194)
Net increase (decrease)	400,236	262,159	$20,506,506	$9,464,083
Class M
Shares sold	273,115	218,666	$12,822,473	$8,638,732
Reinvestment of distributions	58,827	130,912	2,592,490	4,766,508
Shares redeemed	(269,788)	(241,457)	(12,022,683)	(9,358,794)
Net increase (decrease)	62,154	108,121	$3,392,280	$4,046,446
Class C
Shares sold	322,591	133,579	$12,807,216	$4,409,475
Reinvestment of distributions	42,220	101,765	1,553,692	3,132,328
Shares redeemed	(481,070)	(340,007)	(18,058,407)	(11,096,876)
Net increase (decrease)	(116,259)	(104,663)	$(3,697,499)	$(3,555,073)
Class I
Shares sold	2,415,891	1,502,930	$127,168,224	$65,003,554
Reinvestment of distributions	127,458	219,293	6,421,349	9,085,300
Shares redeemed	(1,339,104)	(1,877,502)	(69,743,785)	(79,570,258)
Net increase (decrease)	1,204,245	(155,279)	$63,845,788	$(5,481,404)
Class Z
Shares sold	625,543	600,142	$33,303,898	$26,252,508
Reinvestment of distributions	40,688	62,886	2,047,836	2,604,125
Shares redeemed	(497,363)	(2,156,935)	(25,675,819)	(88,761,038)
Net increase (decrease)	168,868	(1,493,907)	$9,675,915	$(59,904,405)
Fidelity Advisor Semiconductors Fund
Class A
Shares sold	4,457,800	4,838,303	$362,229,863	$343,697,111
Reinvestment of distributions	893,363	344,846	76,516,497	20,876,979
Shares redeemed	(3,154,175)	(1,933,905)	(250,315,337)	(133,711,892)
Net increase (decrease)	2,196,988	3,249,244	$188,431,023	$230,862,198
Class M
Shares sold	559,642	791,906	$42,201,693	$53,531,235
Reinvestment of distributions	165,303	61,148	13,130,031	3,458,547
Shares redeemed	(374,634)	(212,743)	(27,591,373)	(13,778,612)
Net increase (decrease)	350,311	640,311	$27,740,351	$43,211,170
Class C
Shares sold	833,264	1,308,621	$53,820,485	$75,362,622
Reinvestment of distributions	290,329	113,850	19,449,141	5,527,405
Shares redeemed	(1,064,231)	(676,236)	(65,616,591)	(37,788,799)
Net increase (decrease)	59,362	746,235	$7,653,035	$43,101,228
Class I
Shares sold	4,976,389	5,918,967	$438,257,688	$451,679,642
Reinvestment of distributions	718,665	273,927	67,037,079	17,923,026
Shares redeemed	(4,280,399)	(2,919,636)	(360,553,373)	(224,521,109)
Net increase (decrease)	1,414,655	3,273,258	$144,741,394	$245,081,559
Class Z
Shares sold	1,371,432	1,603,015	$124,138,495	$127,452,494
Reinvestment of distributions	136,323	44,183	12,755,769	2,895,741
Shares redeemed	(974,590)	(585,589)	(84,655,111)	(42,801,386)
Net increase (decrease)	533,165	1,061,609	$52,239,153	$87,546,849
Fidelity Advisor Technology Fund
Class A
Shares sold	3,057,098	3,228,116	$359,743,181	$326,552,310
Reinvestment of distributions	1,562,749	764,250	193,468,384	72,565,432
Shares redeemed	(3,542,495)	(2,801,337)	(411,575,314)	(282,697,295)
Net increase (decrease)	1,077,352	1,191,029	$141,636,251	$116,420,447
Class M
Shares sold	741,209	1,078,923	$79,085,900	$98,350,142
Reinvestment of distributions	609,628	307,073	67,949,178	26,518,839
Shares redeemed	(1,220,262)	(1,204,017)	(127,037,810)	(111,499,551)
Net increase (decrease)	130,575	181,979	$19,997,268	$13,369,430
Class C
Shares sold	715,509	823,369	$60,871,476	$61,716,478
Reinvestment of distributions	434,552	217,843	38,114,531	15,194,548
Shares redeemed	(1,348,704)	(1,243,391)	(111,522,395)	(91,783,163)
Net increase (decrease)	(198,643)	(202,179)	$(12,536,388)	$(14,872,137)
Class I
Shares sold	4,798,975	7,101,062	$639,863,604	$783,888,507
Reinvestment of distributions	1,036,650	518,428	146,219,486	55,528,866
Shares redeemed	(4,557,627)	(6,265,629)	(596,183,574)	(699,659,492)
Net increase (decrease)	1,277,998	1,353,861	$189,899,516	$139,757,881
Class Z
Shares sold	3,116,266	3,570,966	$417,754,370	$412,531,561
Reinvestment of distributions	389,691	147,530	54,942,466	15,797,497
Shares redeemed	(2,093,535)	(4,630,106)	(276,372,205)	(482,333,988)
Net increase (decrease)	1,412,422	(911,610)	$196,324,631	$(54,004,930)
Fidelity Advisor Utilities Fund
Class A
Shares sold	2,891,122	1,280,858	$130,869,060	$48,456,309
Reinvestment of distributions	477,526	279,588	21,043,328	10,124,466
Shares redeemed	(1,528,929)	(2,053,712)	(68,908,529)	(74,697,612)
Net increase (decrease)	1,839,719	(493,266)	$83,003,859	$(16,116,837)
Class M
Shares sold	212,808	140,983	$9,683,444	$5,275,029
Reinvestment of distributions	82,469	54,023	3,643,901	1,961,658
Shares redeemed	(266,102)	(363,636)	(12,035,501)	(13,403,536)
Net increase (decrease)	29,175	(168,630)	$1,291,844	$(6,166,849)
Class C
Shares sold	831,021	292,050	$36,790,398	$10,544,703
Reinvestment of distributions	75,963	40,395	3,245,894	1,423,265
Shares redeemed	(389,046)	(557,312)	(16,924,207)	(19,899,030)
Net increase (decrease)	517,938	(224,867)	$23,112,085	$(7,931,062)
Class I
Shares sold	8,112,466	3,105,540	$377,520,397	$124,002,559
Reinvestment of distributions	493,783	187,848	22,362,481	6,984,725
Shares redeemed	(3,580,393)	(3,677,678)	(165,603,905)	(136,341,969)
Net increase (decrease)	5,025,856	(384,290)	$234,278,973	$(5,354,685)
Class Z
Shares sold	2,571,974	1,408,595	$119,481,663	$53,605,471
Reinvestment of distributions	129,309	58,601	5,855,308	2,156,332
Shares redeemed	(1,870,804)	(2,594,297)	(88,106,786)	(95,019,133)
Net increase (decrease)	830,479	(1,127,101)	$37,230,185	$(39,257,330)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Proposed Reorganization.
The Board of Trustees of Fidelity Advisor Industrials Fund and Industrials Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Advisor Industrials Fund and Industrials Portfolio (the Acquired Fund). In addition, the Board approved the creation of additional classes of shares that will commence operations on October 9, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Acquired Fund in exchange for corresponding shares of Fidelity Advisor Industrials Fund equal in value to the net assets of the Fund of the Acquired Fund on the day the reorganization is effective. The reorganization provides shareholders of Industrials Portfolio access to a larger portfolio with a similar investment objective.

The reorganization does not require the Acquired Fund shareholder approval and is expected to become effective October 17, 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

The Board of Trustees of Fidelity Advisor Utilities Fund and Utilities Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Advisor Utilities Fund and Utilities Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Utilities Fund in exchange for corresponding shares of Utilities Portfolio equal in value to the net assets of Fidelity Advisor Utilities Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective October 17, 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

The Board of Trustees of Fidelity Advisor Energy Fund and Energy Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Advisor Energy Fund and Energy Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Energy Fund in exchange for corresponding shares of Energy Portfolio equal in value to the net assets of Fidelity Advisor Energy Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective November 14, 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

The Board of Trustees of Fidelity Advisor Technology Fund and Technology Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Advisor Technology Fund and Technology Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Technology Fund in exchange for corresponding shares of Technology Portfolio equal in value to the net assets of Fidelity Advisor Technology Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective November 14, 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

The Board of Trustees of Fidelity Advisor Consumer Discretionary Fund and Consumer Discretionary Portfolio approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Advisor Consumer Discretionary Fund and Consumer Discretionary Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Consumer Discretionary Fund in exchange for corresponding shares of Consumer Discretionary Portfolio equal in value to the net assets of Fidelity Advisor Consumer Discretionary Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective November 14, 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series VII and the Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financials Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, Fidelity Advisor Semiconductors Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Utilities Fund (the "Funds"), each a fund of Fidelity Advisor Series VII, including the schedules of investments, as of July 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). The financial statements and financial highlights for Fidelity Advisor Health Care Fund have been consolidated. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Biotechnology Fund	$22,663,795
Fidelity Advisor Consumer Discretionary Fund	$34,262,776
Fidelity Advisor Financials Fund	$30,909,678
Fidelity Advisor Health Care Fund	$469,388,823
Fidelity Advisor Industrials Fund	$26,855,693
Fidelity Advisor Semiconductors Fund	$153,932,896
Fidelity Advisor Technology Fund	$309,945,077
Fidelity Advisor Utilities Fund	$31,685,059
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Advisor Utilities Fund	0.85%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December, 2024
Fidelity Advisor Biotechnology Fund	100%
Fidelity Advisor Financials Fund	100%
Fidelity Advisor Industrials Fund	100%
Fidelity Advisor Technology Fund	100%
Fidelity Advisor Utilities Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Advisor Biotechnology Fund	$607,865
Fidelity Advisor Financials Fund	$47,941
Fidelity Advisor Utilities Fund	$218,917
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Biotechnology Fund
December, 2024	47%	49%	59%	44%	42%
Fidelity Advisor Energy Fund
December, 2024	100%	100%	100%	100%	100%
Fidelity Advisor Financials Fund
December, 2024	79%	89%	100%	67%	64%
Fidelity Advisor Industrials Fund
December, 2024	100%	100%	-	100%	100%
Fidelity Advisor Technology Fund
December, 2024	100%	-	-	100%	100%
Fidelity Advisor Utilities Fund
October, 2024	83%	100%	100%	64%	60%
December, 2024	72%	78%	86%	67%	66%
April, 2025	100%	100%	100%	100%	100%
July, 2025	100%	100%	100%	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Biotechnology Fund
December, 2024	47.13%	49.57%	59.22%	43.98%	41.94%
Fidelity Advisor Energy Fund
December, 2024	100%	100%	100%	100%	100%
Fidelity Advisor Financials Fund
December, 2024	83.57%	94.60%	100%	70.61%	68.02%
Fidelity Advisor Industrials Fund
December, 2024	100%	100%	-	100%	100%
Fidelity Advisor Technology Fund
December, 2024	100%	-	-	100%	100%
Fidelity Advisor Utilities Fund
October, 2024	91.49%	100%	100%	70.82%	66.86%
December, 2024	79.97%	85.99%	94.97%	74.46%	73.23%
April, 2025	100%	100%	100%	100%	100%
July, 2025	100%	100%	100%	100%	100%

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Discretionary Fund
Fidelity Advisor Energy Fund
Fidelity Advisor Financials Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Industrials Fund
Fidelity Advisor Semiconductors Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class of each fund (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. Each of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Energy Fund, and Fidelity Advisor Health Care Fund underperformed its benchmark for the one-, three-, and five-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, each fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I of each fund, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of Class I of each fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of each fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of each fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate for Class I ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of each fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of each fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2026.

Board Approval of Investment Advisory Contract and Management Fees

Fidelity Advisor Industrials Fund

At its June 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for Retail Class of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2025 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its June 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to Retail Class of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of Retail Class of the fund and the estimated total expense ratio of Retail Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee and proposed maximum class-level management fee rate for Retail Class of the fund is below the median fee rate of funds with similar Morningstar classifications. The Board also considered that the estimated total net expense ratio of Retail Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of Retail Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2025 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee structure for Retail Class of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2026.

1.762411.124
AFOC-ANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025